UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 33-53683

Name of Registrant: VANGUARD TAX-MANAGED FUNDS

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003  - December 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD TAX-MANAGED FUNDS(R)

DECEMBER 31, 2003

ANNUAL REPORT

VANGUARD(R) TAX-MANAGED BALANCED FUND
VANGUARD(R) TAX-MANAGED GROWTH AND INCOME FUND
VANGUARD(R) TAX-MANAGED CAPITAL APPRECIATION FUND
VANGUARD(R) TAX-MANAGED SMALL-CAP FUND
VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND

THE VANGUARD GROUP(R)LOGO

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).
--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 8 fund profiles
15 glossary of investment terms
17 performance summaries
22 your fund's after-tax returns
23 about your fund's expenses
24 financial statements
47 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* The Vanguard Tax-Managed Funds posted stellar returns that ranged from 17.1% to 38.9% during 2003.
*    Small-cap and international stocks recorded the best results.
* Fixed income securities generally made modest gains, though "junk" bonds were popular. Munis outperformed taxable investment-grade bonds during the year.
* Three of the five funds outpaced the average returns of their peer groups, but two lagged because their portfolios are more conservative than those of typical competitors.

Want less clutter in your mailbox? Just register with VANGUARD.COM and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The market rebound that began in March turned 2003 into a remarkable year for equities, particularly small-capitalization and international stocks. In this environment, the Vanguard Tax-Managed Funds recorded some of their best fiscal-year results ever, with total returns ranging from 17.1% to 38.9%.

[PICTURES OF JOHN J. BRENNAN]

The table on page 2 compares each fund's return with those of its comparative measures. As you know, the Tax-Managed Funds are not pure indexed portfolios, since they are managed with tax consequences in mind; however, they are index-oriented and typically reflect the performance of their unmanaged market benchmarks. In 2003, the funds kept closely in step with their indexes; in fact, two of them came out slightly ahead. However, while three of our funds generated returns higher than the average for their respective mutual fund peer groups, the others--Tax-Managed Balanced Fund and Tax-Managed Small-Cap Fund--lagged their average peers, mainly because of our funds' more conservative portfolios.

Total returns are based on the change in share prices plus income distributions during the year. The table on page 7 provides figures for these components. In 2003, the funds sustained their unblemished record of distributing no net capital gains, which are taxable in a nonretirement account. If you wish to review the funds' after-tax returns, please see the table on page 22.

STOCKS REBOUNDED FROM THE FIERCE BEAR MARKET

Three straight years of stock market declines ended in a spectacular fashion in 2003. The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 31.6% for the 12 months. International markets did even better, aided in large part by a falling dollar, which bolstered returns for U.S.-based investors. And small-caps surged well past the broad market, both here and abroad.

-----------------------------------------------------
2003 TOTAL RETURNS                         YEAR ENDED
                                          DECEMBER 31
-----------------------------------------------------
VANGUARD TAX-MANAGED BALANCED FUND              17.1%
Balanced Composite Index*                       17.3
Average Balanced Fund**                         19.1
-----------------------------------------------------
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
Investor Shares                                 28.5%
Admiral Shares                                  28.6
Institutional Shares                            28.7
S&P 500 Index                                   28.7
Average Large-Cap Core Fund**                   25.6
-----------------------------------------------------
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
Investor Shares                                 31.7%
Admiral Shares                                  31.8
Institutional Shares                            31.9
Russell 1000 Index                              29.9
Average Multi-Cap Core Fund**                   29.9
-----------------------------------------------------
Vanguard Tax-Managed Small-Cap Fund
Investor Shares                                 38.5%
Institutional Shares                            38.7
S&P SmallCap 600 Index                          38.8
Average Small-Cap Core Fund**                   44.2
-----------------------------------------------------
Vanguard Tax-Managed International Fund
Investor Shares                                 38.7%
Institutional Shares                            38.9
MSCI EAFE Index                                 38.6
Average International Fund**                    34.7
-----------------------------------------------------
*50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index. **Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.

The start of combat operations in Iraq in mid-March, and the subsequent quick end to that phase of the engagement, relieved months of anticipation and uncertainty that had cast a pall over the financial markets. Other factors also contributed to U.S. investors' optimism: the Federal Reserve Board's cutting short-term interest rates to a 45-year low of 1.00%; a falling U.S. dollar, which aided businesses dependent on exports and profits from operations overseas; mortgage rates' hitting four-decade lows, which spurred further home-buying and freed up cash through refinancing; tax cuts and refunds to consumers, who were more than willing to spend the windfall; a spike in spending by businesses to replenish inventories and equipment; and the rapid growth of the economy, which reached an annual rate of 8.2% in the third quarter.

"JUNK" REIGNED SUPREME IN THE BOND MARKET

Investors' renewed appetite for risk was evident not just in the equity markets, but on the fixed income side as well. Bonds from companies with below-investment-grade credit ratings (popularly known as "junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman Brothers High Yield Bond Index. At the other extreme of the credit-quality spectrum, U.S. Treasury securities at first seemed poised for a fourth straight year of outstanding gains. By June, the rising price of the 10-year Treasury note drove its yield down to just above 3%--a level not seen since Dwight Eisenhower occupied the Oval Office.

---------------------------------------------------------------------------
MARKET BAROMETER                         AVERAGE ANNUAL TOTAL RETURNS
                                       PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------------
                                         ONE         THREE             FIVE
                                        YEAR         YEARS            YEARS
---------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)        29.9%         -3.8%            -0.1%
Russell 2000 Index (Small-caps)        47.3           6.3              7.1
Wilshire 5000 Index (Entire market)    31.6          -2.5              0.4
MSCI All Country World Index Free
  ex USA (International)               41.4          -1.0              1.5
---------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index             4.1%          7.6%             6.6%
  (Broad taxable market)
Lehman Municipal Bond Index             5.3           6.7              5.8
Citigroup 3-Month Treasury Bill Index   1.1           2.3              3.5
===========================================================================
CPI
Consumer Price Index                    1.9%          1.9%             2.4%
---------------------------------------------------------------------------

However, the prices of Treasuries subsequently fell, and by year-end the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. Treasuries' total returns (which include interest income) for the full 12 months were still in positive territory, but barely so after adjusting for inflation. Mortgage-backed securities did only marginally better, while investment-grade corporate bonds--particularly those with longer maturities--posted solid returns. The Lehman Aggregate Bond Index, the benchmark for the broad U.S. investment-grade taxable bond market, earned 4.1%. Meanwhile, in contrast to rising yields for longer-maturity bonds, the yield of the 3-month U.S. Treasury bill, a proxy for money market rates, finished the year at 0.92%, 27 basis points below its year-ago level.

THE FUNDS' RETURNS CORRESPONDED TO THEIR LEVELS OF RISK

As you would expect given the market environment during the year, the riskiest portfolios provided the highest returns. Each share class of the Tax-Managed Small-Cap Fund and the Tax-Managed International Fund returned almost 39%. Meanwhile, the most conservative portfolio, the Tax-Managed Balanced Fund, earned 17.1%--well above the historical return of the broad stock market and all the more remarkable coming from a portfolio half made up of bonds.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime sharesholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

Of the remaining two funds, the Tax-Managed Capital Appreciation Fund's exposure to mid-cap stocks--which are somewhat riskier than large-caps overall--gave it a 3.2-percentage-point lead over the Tax-Managed Growth and Income Fund, which focuses on larger stocks and returned 28.5% (for Investor Shares) in 2003. These two funds and their international sibling bested the average results for their respective peer groups by approximately 2 to 4 percentage points.

The Tax-Managed Balanced Fund lagged its average peer by 2 percentage points. Keep in mind that most balanced funds hold a greater proportion of stocks than bonds. Our fund, on the other hand, keeps at least half of its assets in municipal bonds in order to maintain federal tax-exempt status for the interest income from those securities. This conservative asset allocation more than offset the benefits of municipal bonds' strong returns relative to taxable investment-grade bonds during the period. (Most balanced funds hold taxable bonds, which normally provide higher pre-tax returns than munis, though not in 2003.)

Despite its impressive performance, the Tax-Managed Small-Cap Fund lagged its average peer by almost 6 percentage points. The fund's target benchmark, the Standard & Poor's SmallCap 600 Index, excludes companies with fewer than four quarters' worth of operating profits, which screens out the most speculative stocks. That criterion means your fund often displays less volatility than many of its peers, never reaching the deepest depths, but never reaching the highest heights, either. This relative temperance proved to be an advantage during the recent bear market and a drawback during the past 12 months.

THE FUNDS HAVE OUTPACED PEERS SINCE INCEPTION

One year's performance is a mere snapshot; a mutual fund should be evaluated over longer periods. The table on page 5 compares our funds' annualized returns since inception with those of their benchmarks and peers. The table also shows what would have happened to $10,000 investments made in each at the start.

Since inception--a period of more than nine years for three of the funds, and more than four years for the others--nearly all of our five funds have outperformed their average peers. The exception, the Tax-Managed Small-Cap Fund, slightly lagged its average peer during its short life span. Four of our five funds also provided solid results in absolute terms. The Tax-Managed International Fund, however, posted an annualized return of -1.4%--a disappointment, but in line with the performance of its target index and of international stocks in general during the fund's short lifetime.

---------------------------------------------------------------------------
TOTAL RETURNS                                    SEPTEMBER 6, 1994, THROUGH
                                                         DECEMBER 31, 2003*
---------------------------------------------------------------------------
                                     AVERAGE                 FINAL VALUE OF
                                      ANNUAL                      A $10,000
                                      RETURN             INITIAL INVESTMENT
---------------------------------------------------------------------------
Tax-Managed Balanced Fund               9.2%                        $22,637
Balanced Composite Index                9.4                          23,015
Average Balanced Fund                   8.3                          20,942
---------------------------------------------------------------------------
Tax-Managed Growth and
  Income Fund
  Investor Shares                      11.6%                        $27,772
S&P 500 Index                          11.6                          27,695
Average Large-Cap
  Core Fund                             9.4                          23,011
---------------------------------------------------------------------------
Tax-Managed Capital
  Appreciation Fund
  Investor Shares                      11.2%                        $26,970
Russell 1000 Index                     11.6                          27,740
Average Multi-Cap
  Core Fund                            10.2                          24,717
---------------------------------------------------------------------------
Tax-Managed Small-Cap
  Fund Investor Shares                 13.0%                        $17,900
S&P SmallCap 600 Index                 12.6                          17,621
Average Small-Cap
  Core Fund                             13.9                         18,596
---------------------------------------------------------------------------
Tax-Managed International
  Fund Investor Shares                 -1.4%                         $9,396
MSCI EAFE Index                        -1.5                           9,373
Average International Fund             -1.6                           9,306
---------------------------------------------------------------------------
*Annualized returns are since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

Past performance, of course, is no guarantee of future returns. However, we believe that two factors will help to keep our performance competitive with that of peers. One is the proven money management skills of Vanguard's Quantitative Equity Group, which provides investment advisory services to many Vanguard funds that, like the Tax-Managed Funds, have logged solid long-term results. The other is Vanguard's continuing focus on low costs, which ensure that more of the funds' returns goes to you rather than to the funds' operations. Competitors have to generate higher gross returns than ours to match our net returns--a difficult obstacle to overcome year after year. (For a comparison of your fund's expenses with those of its average peer, see page 23.)

2003 BROUGHT STRONG RETURNS--AND DISAPPOINTMENT

Writing about positive stock fund returns is a welcome change. The market's resurgence has certainly made my task more pleasant--but it has in no way altered the advice that we offered to shareholders both before and during the long downturn, and that we continue to offer today. In any market environment, the keys to successful long-term investing are balance, diversification, and low costs. Make these principles the foundation of your investment plan, and you'll be positioned to survive--and ultimately thrive--come what may.

Unfortunately, 2003 also provided a disappointment to many investors. The reports of late trading and market-timing at some other investment management firms have been as disturbing to us as they no doubt have been to you. I want to close this letter with an assurance that Vanguard has long had policies and procedures in place to identify and deter such behavior. More important, Vanguard shareholders are served by a crew of the highest integrity, and our client-owned corporate structure aligns our day-to-day efforts with your long-term financial goals.

Thank you for investing your assets with Vanguard.

Sincerely,

/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 22, 2004

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2002-DECEMBER 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                STARTING         ENDING       INCOME     CAPITAL
TAX-MANAGED FUND             SHARE PRICE    SHARE PRICE    DIVIDENDS       GAINS
--------------------------------------------------------------------------------
Balanced                          $15.54         $17.72       $0.440      $0.000
--------------------------------------------------------------------------------
GROWTH AND INCOME
  Investor Shares                 $19.15         $24.23       $0.340      $0.000
  Admiral Shares                   39.35          49.80        0.726       0.000
  Institutional Shares             19.15          24.24        0.359       0.000
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
  Investor Shares                 $19.49         $25.43       $0.238      $0.000
  Admiral Shares                   39.24          51.20        0.510       0.000
  Institutional Shares             19.49          25.44        0.257       0.000
--------------------------------------------------------------------------------
SMALL-CAP
  Investor Shares                 $12.67         $17.44       $0.109      $0.000
  Institutional Shares             12.68          17.47        0.114       0.000
--------------------------------------------------------------------------------
INTERNATIONAL
  Investor Shares                  $6.43          $8.76       $0.153      $0.000
  Institutional Shares              6.43           8.77        0.160       0.000
--------------------------------------------------------------------------------

FUND PROFILES

These Profiles provide snapshots of the funds' characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 15 and 16.


TAX-MANAGED BALANCED FUND
----------------------------------------
TOTAL FUND CHARACTERISTICS

Yield                               1.9%
Turnover Rate                        16%
Expense Ratio                      0.17%
Short-Term Reserves                   0%
----------------------------------------

-----------------------------------------------
TEN LARGEST STOCKS (% OF EQUITIES)

General Electric Co.                       2.8%
  (conglomerate)
Pfizer Inc.                                2.6
  (pharmaceuticals)
ExxonMobil Corp.                           2.5
  (oil)
Citigroup, Inc.                            2.4
  (banking)
Microsoft Corp.                            2.2
  (software)
Intel Corp.                                1.9
  (electronics)
Cisco Systems, Inc.                        1.6
  (computer hardware)
Johnson & Johnson                          1.4
  (pharmaceuticals)
American International Group, Inc.         1.4
  (insurance)
Wal-Mart Stores, Inc. 1.4
  (retail)
-----------------------------------------------
Top Ten                                   20.2%
-----------------------------------------------
Top Ten as % of Total Net Assets          9.8%
-----------------------------------------------
The "Ten Largest Stocks" excludes any temporary cash investments and equity index products.


-----------------------------------------------------------------
TOTAL FUND VOLATILITY MEASURES
                                  COMPOSITE                 BROAD
                      FUND           INDEX*    FUND       INDEX**
-----------------------------------------------------------------
R-Squared             0.99             1.00    0.94          1.00
Beta                  1.02             1.00    0.45          1.00
-----------------------------------------------------------------


-----------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF EQUITY PORTFOLIO)

                                          COMPARATIVE       BROAD
                                    FUND       INDEX+     INDEX**
-----------------------------------------------------------------
Auto & Transportation                 2%           2%          3%
Consumer Discretionary               16           14          15
Consumer Staples                      7            7           7
Financial Services                   20           23          23
Health Care                          15           14          13
Integrated Oils                       4            4           3
Other Energy                          3            2           2
Materials & Processing                3            4           4
Producer Durables                     5            4           4
Technology                           17           15          15
Utilities                             5            7           6
Other                                 3            4           5
-----------------------------------------------------------------

---------------------------
FUND ASSET ALLOCATION

BONDS                   51%
STOCKS                  48%
SHORT-TERM RESERVES      1%
---------------------------
*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Wilshire 5000 Index.
+Russell 1000 Index.

-----------------------------------------------------------------
EQUITY CHARACTERISTICS
                                          COMPARATIVE       BROAD
                                    FUND       INDEX*     INDEX**
-----------------------------------------------------------------
Number of Stocks                     553          991       5,216
Median Market Cap                 $34.5B       $41.0B      $29.3B
Price Earnings Ratio               24.1x        22.5x       25.6x
Price/Book Ratio                    3.2x         3.1x        3.1x
Dividend Yield                      1.2%         1.6%        1.5%
Return on Equity                   20.4%        20.8%       15.9%
Earnings Growth Rate               10.2%         8.1%        5.3%
Foreign Holdings                    0.0%         0.0%        0.8%
-----------------------------------------------------------------

---------------------------
EQUITY INVESTMENT FOCUS

STYLE                 Blend
MARKET CAP            Large
---------------------------

-----------------------------------------------------------------------------
FIXED INCOME CHARACTERISTIC
                                              COMPARATIVE               BROAD
                                    FUND           INDEX+             INDEX++
-----------------------------------------------------------------------------
Number of Bonds                      151            5,495              47,689
Yield to Maturity                  2.8%+               --                  --
Average Coupon                      4.5%             5.2%                5.2%
Average Effective Maturity     5.6 years        6.9 years          13.8 years
Average Quality                      AA+              AA+                 AA+
Average Duration               4.6 years        5.4 years           8.1 years
-----------------------------------------------------------------------------

------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                  High
AVERAGE MATURITY              Medium
------------------------------------

------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF FIXED INCOME PORTFOLIO)

Treasury/Agency                                           0%
Aaa                                                      75
Aa                                                       21
A                                                         1
Baa                                                       3
------------------------------------------------------------
Total                                                   100%
------------------------------------------------------------

------------------------------------
LARGEST STATE CONCENTRATIONS
  (% OF FIXED INCOME PORTFOLIO)

New York                         12%
Texas                             9
Massachusetts                     7
Ohio                              7
Pennsylvania                      6
New Jersey                        6
California                        6
Arizona                           4
Florida                           4
Connecticut                       4
------------------------------------
Top Ten                          65%
------------------------------------

------------------------------------
DISTRIBUTION BY MATURITY
  (% OF FIXED INCOME PORTFOLIO)

Under 1 Year                     17%
1-5 Years                        23
5-10 Years                       52
10-20 Years                       8
------------------------------------
Total                           100%
------------------------------------
*Russell 1000 Index.
**Wilshire 5000 Index.
+Lehman 7 Year Municipal Bond Index.
++Lehman Municipal Bond Index.
+Before expenses.

                                             VISIT OUR  WEBSITE AT  VANGUARD.COM
                                     FOR  REGULARLY  UPDATED  FUND  INFORMATION.

TAX-MANAGED GROWTH AND INCOME FUND

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                          COMPARATIVE         BROAD
                                FUND           INDEX*       INDEX**
-------------------------------------------------------------------
Number of Stocks                 502              500         5,216
Median Market Cap             $52.3B           $52.3B        $29.3B
Price/Earnings Ratio           22.5x            22.6x         25.6x
Price/Book Ratio                3.2x             3.2x          3.1x
Yield                                            1.6%          1.5%
  Investor Shares               1.5%
  Admiral Shares                1.5%
  Institutional Shares          1.6%
Return on Equity               21.4%            21.4%         15.9%
Earnings Growth Rate            7.7%             7.7%          5.3%
Foreign Holdings                0.0%             0.0%          0.8%
Turnover Rate                     5%               --            --
Expense Ratio                                      --            --
  Investor Shares              0.17%
  Admiral Shares               0.11%
  Institutional Shares         0.08%
Short-Term Reserves               0%               --            --
-------------------------------------------------------------------


-----------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                             3.0%
  (conglomerate)
Microsoft Corp.                                  2.9
  (software)
ExxonMobil Corp.                                 2.6
  (oil)
Pfizer Inc.                                      2.6
  (pharmaceuticals)
Citigroup, Inc.                                  2.4
  (banking)
Wal-Mart Stores, Inc.                            2.2
  (retail)
Intel Corp.                                      2.0
  (electronics)
American International Group, Inc.               1.7
  (insurance)
Cisco Systems, Inc.                              1.6
  (computer hardware)
International Business Machines Corp.            1.6
  (computer hardware)
-----------------------------------------------------
Top Ten                                         22.6%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

----------------------------------------------------------------------
VOLATILITY MEASURES
                                     COMPARATIVE                 BROAD
                       FUND               INDEX*    FUND       INDEX**
----------------------------------------------------------------------
R-Squared              1.00                 1.00    0.99          1.00
Beta                   1.00                 1.00    0.98          1.00
----------------------------------------------------------------------

-----------------------------------
INVESTMENT FOCUS

STYLE                         Blend
MARKET CAP                    Large
-----------------------------------


-----------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                             COMPARATIVE          BROAD
                                   FUND           INDEX*        INDEX**
-----------------------------------------------------------------------
Auto & Transportation                3%               3%             3%
Consumer Discretionary              14               14             15
Consumer Staples                     8                8              7
Financial Services                  22               22             23
Health Care                         13               13             13
Integrated Oils                      4                4              3
Other Energy                         2                2              2
Materials & Processing               4                4              4
Producer Durables                    4                4              4
Technology                          16               16             15
Utilities                            7                7              6
Other                                3                3              5
-----------------------------------------------------------------------
*S&P 500 Index.
**Wilshire 5000 Index.

TAX-MANAGED CAPITAL APPRECIATION FUND

-----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                             COMPARATIVE          BROAD
                                   FUND           INDEX*        INDEX**
-----------------------------------------------------------------------
Number of Stocks                    557              991          5,216
Median Market Cap                $32.1B           $41.0B         $29.3B
Price/Earnings Ratio              24.3x            22.5x          25.6x
Price/Book Ratio                   3.2x             3.1x           3.1x
Yield                                               1.6%           1.5%
  Investor Shares                  1.0%
  Admiral Shares                   1.1%
  Institutional Shares             1.1%
Return on Equity                  20.5%            20.8%          15.9%
Earnings Growth Rate              10.5%             8.1%           5.3%
Foreign Holdings                   0.1%             0.0%           0.8%
Turnover Rate                       11%               --             --
Expense Ratio                                         --             --
  Investor Shares                 0.17%
  Admiral Shares                  0.11%
  Institutional Shares            0.08%
Short-Term Reserves                 0%                --             --
-----------------------------------------------------------------------

--------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                                2.7%
  (conglomerate)
Pfizer Inc.                                         2.6
  (pharmaceuticals)
ExxonMobil Corp.                                    2.4
  (oil)
Citigroup, Inc.                                     2.3
  (banking)
Microsoft Corp.                                     2.2
  (software)
Intel Corp.                                         1.9
 (electronics)
Cisco Systems, Inc.                                 1.6
  (computer hardware)
American International Group, Inc.                  1.5
 (insurance)
Johnson & Johnson                                   1.4
  (pharmaceuticals)
Wal-Mart Stores, Inc.                               1.4
  (retail)
--------------------------------------------------------
Top Ten                                            20.0%
--------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-----------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
-----------------------------------------------------------------------
R-Squared             0.99                 1.00    0.99          1.00
Beta                  1.10                 1.00    1.10          1.00
-----------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

STYLE                   Blend
MARKET CAP              Large
-----------------------------

-----------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                             COMPARATIVE          BROAD
                                FUND              INDEX*        INDEX**
-----------------------------------------------------------------------
Auto & Transportation             2%                  2%             3%
Consumer Discretionary           17                  14             15
Consumer Staples                  6                   7              7
Financial Services               20                  23             23
Health Care                      16                  14             13
Integrated Oils                   4                   4              3
Other Energy                      3                   2              2
Materials & Processing            3                   4              4
Producer Durables                 5                   4              4
Technology                       17                  15             15
Utilities                         5                   7              6
Other                             2                   4              5
-----------------------------------------------------------------------
*Russell 1000 Index.
**Wilshire 5000 Index.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

TAX-MANAGED SMALL-CAP FUND

-----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                             COMPARATIVE          BROAD
                                FUND              INDEX*        INDEX**
-----------------------------------------------------------------------
Number of Stocks                 602                 600          5,216
Median Market Cap              $0.9B               $0.9B         $29.3B
Price/Earnings Ratio           24.6x               24.6x          25.6x
Price/Book Ratio                2.3x                2.3x           3.1x
Yield                                               0.8%           1.5%
  Investor Shares               0.7%
  Institutional Shares          0.7%
Return on Equity               13.5%               13.5%          15.9%
Earnings Growth Rate           12.4%               12.3%           5.3%
Foreign Holdings                0.0%                0.0%           0.8%
Turnover Rate                    21%                  --             --
Expense Ratio                                         --             --
  Investor Shares              0.17%
  Institutional Shares         0.10%
Short-Term Reserves               0%                  --             --
-----------------------------------------------------------------------


--------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Harman International Industries, Inc.               1.1%
  (consumer electronics)
NVR, Inc.                                           0.8
  (real estate)
Mid Atlantic Medical Services, Inc.                 0.7
   (health care)
Cephalon, Inc.                                      0.6
  (biotechnology)
Newfield Exploration Co.                            0.6
  (oil)
Alliant Techsystems, Inc.                           0.5
  (aerospace and defense)
Ryland Group, Inc.                                  0.5
  (real estate)
ITT Educational Services, Inc.                      0.5
  (education)
Renal Care Group, Inc.                              0.5
  (health care)
Medicis Pharmaceutical Corp.                        0.4
  (pharmaceuticals)
--------------------------------------------------------
Top Ten                                             6.2%
--------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.73          1.00
Beta                  0.98                 1.00    0.93          1.00
---------------------------------------------------------------------

---------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                             COMPARATIVE        BROAD
                                FUND              INDEX*      INDEX**
---------------------------------------------------------------------
Auto & Transportation             5%                  5%           3%
Consumer Discretionary           21                  21           15
Consumer Staples                  2                   3            7
Financial Services               16                  14           23
Health Care                      13                  13           13
Integrated Oils                   0                   0            3
Other Energy                      6                   6            2
Materials & Processing           11                  11            4
Producer Durables                12                  12            4
Technology                       10                  11           15
Utilities                         4                   4            6
Other                             0                   0            5
---------------------------------------------------------------------

-------------------------------
INVESTMENT FOCUS

STYLE                     Blend
MARKET CAP                Small
-------------------------------
*S&P SmallCap 600 Index.
**Wilshire 5000 Index.

TAX-MANAGED INTERNATIONAL FUND
--------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                      COMPARATIVE        BROAD
                           FUND            INDEX*      INDEX**
--------------------------------------------------------------
Number of Stocks          1,001             1,003        1,746
Turnover Rate                9%                --           --
Expense Ratio                                  --           --
  Investor Shares         0.28%
  Institutional Shares    0.17%
Short-Term Reserves          0%                --           --
--------------------------------------------------------------

-------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

BP PLC                                       2.4%
  (oil)
HSBC Holdings PLC                            2.3
  (banking)
Vodafone Group PLC                           2.3
  (cellular communications)
GlaxoSmithKline PLC                          1.9
  (pharmaceuticals)
Total SA                                     1.6
  (integrated oil)
Royal Dutch Petroleum Co.                    1.5
  (energy)
Novartis AG (Registered)                     1.5
  (pharmaceuticals)
Nestle SA (Registered)                       1.4
  (food, beverage, and tobacco)
Toyota Motor Corp.                           1.2
  (automobiles)
Royal Bank of Scotland Group PLC             1.1
  (banking)
-------------------------------------------------
Top Ten                                     17.2%
-------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.99          1.00
Beta                  1.01                 1.00    1.00          1.00
---------------------------------------------------------------------

---------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                            COMPARATIVE         BROAD
                              FUND               INDEX*       INDEX**
---------------------------------------------------------------------
Consumer Discretionary         13%                  13%           12%
Consumer Staples                9                    9             8
Energy                          8                    8             9
Financials                     25                   25            25
Health Care                     9                    9             8
Industrials                     9                    9             9
Information Technology          7                    7             8
Materials                       7                    7             8
Telecommunication Services      8                    8             8
Utilities                       5                    5             5
---------------------------------------------------------------------

------------------------------
FUND ALLOCATION BY REGION

EUROPE                     71%
PACIFIC                    29%
------------------------------
*MSCI EAFE Index.
**MSCI All Country World Index Free ex USA.
Country Diversification table is on the next page.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

---------------------------------------------------------------------
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)
                                            COMPARATIVE         BROAD
                                 FUND            INDEX*       INDEX**
---------------------------------------------------------------------
EUROPE
United Kingdom                    26%               27%           22%
France                            10                10             8
Switzerland                        7                 7             6
Germany                            7                 7             6
Netherlands                        5                 5             5
Italy                              4                 4             3
Spain                              4                 4             3
Sweden                             2                 2             2
Finland                            2                 2             1
Belgium                            1                 1             1
Denmark                            1                 1             1
Ireland                            1                 1             1
Norway                             1                 0             0
Other                              0                 0             1
---------------------------------------------------------------------
Subtotal                          71%               71%           60%
---------------------------------------------------------------------
PACIFIC
Japan                             21%               21%           18%
Australia                          5                 5             4
Hong Kong                          2                 2             2
Singapore                          1                 1             1
New Zealand                        0                 0             0
---------------------------------------------------------------------
Subtotal                          29%               29%           25%
---------------------------------------------------------------------
EMERGING MARKETS
Combined                           0%                0%           10%
---------------------------------------------------------------------
NORTH AMERICA
Canada                             0%                0%            5%
---------------------------------------------------------------------
Total                          100.0%            100.0%        100.0%
---------------------------------------------------------------------
*MSCI EAFE Index.
**MSCI All Country World Index Free ex USA.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.



TAX-MANAGED BALANCED FUND
------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 6, 1994-DECEMBER 31, 2003

                                                   LEHMAN 7 YEAR        BALANCED         AVERAGE
               TAX-MANAGED             RUSSELL         MUNICIPAL       COMPOSITE        BALANCED
             BALANCED FUND          1000 INDEX        BOND INDEX          INDEX+          FUND++

9/6/1994             10000               10000             10000           10000           10000
  199409              9920                9920              9920            9920            9920
  199412              9860                9882              9824            9820            9812
  199503             10576               10822             10340           10544           10409
  199506             11255               11841             10634           11187           11163
  199509             11949               12896             10938           11843           11804
  199512             12278               13614             11214           12323           12292
  199603             12589               14364             11174           12638           12611
  199606             12860               14950             11222           12922           12895
  199609             13196               15438             11424           13259           13275
  199612             13777               16670             11703           13951           13983
  199703             13732               16928             11690           14057           13966
  199706             14997               19773             12011           15411           15398
  199709             16012               21500             12332           16296           16465
  199712             16057               22146             12601           16726           16640
  199803             17250               25107             12745           17926           17894
  199806             17602               25735             12893           18260           18103
  199809             16716               23082             13302           17640           17001
  199812             18776               28131             13385           19566           18883
  199903             19404               29291             13499           20056           19052
  199906             19993               31377             13269           20596           19910
  199909             19517               29306             13378           19992           19137
  199912             21685               34013             13366           21553           20524
  200003             22660               35499             13578           22211           21043
  200006             22407               34281             13798           22007           20786
  200009             22546               34526             14112           22353           21301
  200012             21575               31365             14578           21683           20832
  200103             20385               27424             14956           20577           19725
  200106             21156               29154             15065           21315           20314
  200109             19622               24713             15479           19929           18807
  200112             20812               27460             15334           20929           19917
  200203             20921               27663             15482           21123           20013
  200206             19788               23940             16143           20103           18565
  200209             18599               19892             16872           18794           16939
  200212             19339               21514             16921           19621           17585
  200303             19227               20882             17117           19446           17354
  200306             20965               24168             17571           21213           19105
  200309             21343               24892             17666           21599           19628
  200312             22637               27740             17843           23015           20942
------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED DECEMBER 31, 2003
                                ------------------------------------ FINAL VALUE
                                  ONE      FIVE         SINCE       OF A $10,000
                                 YEAR     YEARS    INCEPTION*         INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund      17.05%     3.81%         9.16%            $22,637
  Fee-Adjusted Returns**       15.91      3.81          9.16              22,637
Russell 1000 Index             29.89     -0.13         11.57              27,740
Lehman 7 Year Municipal
  Bond Index                    5.45      5.92          6.41              17,843
Balanced Composite Index+      17.30      3.30          9.36              23,015
Average Balanced Fund++        19.09      2.09          8.26              20,942
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-DECEMBER 31, 2003

                          TAX-MANAGED                BALANCED
                        BALANCED FUND        COMPOSITE INDEX+

1994                             -1.4               -1.8
1995                             24.5               25.5
1996                             12.2               13.2
1997                             16.6               19.9
1998                             16.9               17.0
1999                             15.5               10.2
2000                             -0.5                0.6
2001                             -3.5               -3.5
2002                             -7.1               -6.2
2003                             17.1               17.3
--------------------------------------------------------------------------------
*September 6, 1994.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
+50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
++Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.

TAX-MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 6, 1994-DECEMBER 31, 2003

       TAX-MANAGED GROWTH                                                AVERAGE
          AND INCOME FUND        WILSHIRE                 S&P          LARGE-CAP
          INVESTOR SHARES      5000 INDEX           500 INDEX         CORE FUND+


9/6/1994            10000           10000               10000             10000
  199409             9831            9882                9826              9831
  199412             9830            9806                9824              9723
  199503            10787           10692               10781             10519
  199506            11818           11690               11810             11416
  199509            12753           12758               12749             12278
  199512            13519           13381               13516             12859
  199603            14238           14132               14241             13532
  199606            14888           14755               14881             14048
  199609            15344           15172               15341             14502
  199612            16633           16219               16619             15497
  199703            17070           16324               17065             15686
  199706            20051           19081               20044             18222
  199709            21548           20942               21545             19591
  199712            22173           21294               22164             19878
  199803            25264           24118               25256             22539
  199806            26105           24588               26090             23142
  199809            23509           21630               23495             20482
  199812            28531           26283               28498             24929
  199903            29939           27275               29918             26159
  199906            32042           29404               32027             27867
  199909            30045           27459               30027             26164
  199912            34556           32475               34495             30501
  200003            35336           33715               35286             31835
  200006            34401           32202               34349             31036
  200009            34084           32257               34016             30821
  200012            31434           28938               31354             27768
  200103            27695           25365               27637             24793
  200106            29312           27261               29255             26188
  200109            25013           22926               24960             22373
  200112            27684           25762               27628             23947
  200203            27751           26010               27703             24330
  200206            24054           22730               23992             21197
  200209            19941           18909               19847             17807
  200212            21608           20388               21522             18322
  200303            20918           19759               20844             18057
  200306            24133           23019               24052             20785
  200309            24769           23873               24689             21521
  200312            27772           26839               27695             23011
--------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 2003
                              --------------------------------- FINAL VALUE OF A
                                  ONE      FIVE         SINCE            $10,000
                                 YEAR     YEARS    INCEPTION*         INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Growth and
  Income Fund Investor Shares   28.53%    -0.54%        11.59%           $27,772
  Fee-Adjusted Returns**        27.26     -0.54         11.59             27,772
Wilshire 5000 Index             31.64      0.42         11.18             26,839
S&P 500 Index                   28.68     -0.57         11.55             27,695
Average Large-Cap Core FundY    25.59     -1.59          9.36             23,011
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                  ONE               SINCE               $250,000
                                 YEAR          INCEPTION*             INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Growth and
  Income Fund Admiral Shares    28.64%              1.54%               $258,296
  Fee-Adjusted Returns**        27.37                1.08                255,806
S&P 500 Index                   28.68                1.45                257,802
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                  ONE               SINCE            $10,000,000
                                 YEAR          INCEPTION*             INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Growth and Income
  Fund Institutional Shares     28.69%              -0.80%            $9,620,612
  Fee-Adjusted Returns**        27.43               -0.99              9,530,801
S&P 500 Index                   28.68               -0.93              9,559,296
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-DECEMBER 31, 2003

                        TAX-MANAGED GROWTH
                          AND INCOME FUND                   S&P
                          INVESTOR SHARES                 500 INDEX

1994                            -1.7                       -1.8
1995                            37.5                       37.6
1996                            23.0                       23.0
1997                            33.3                       33.4
1998                            28.7                       28.6
1999                            21.1                       21.0
2000                            -9.0                       -9.1
2001                           -11.9                      -11.9
2002                           -21.9                      -22.1
2003                            28.5                       28.7
--------------------------------------------------------------------------------
*Inception for Tax-Managed Growth and Income Fund Investor Shares is September 6, 1994; for Admiral Shares, November 12, 2001; for Institutional Shares, March 4, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
NOTE: See Financial Highlights tables on pages 30-32 for dividend and capital gains information.

TAX-MANAGED CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 6, 1994-DECEMBER 31, 2003

    TAX-MANAGED CAPITAL                                                 AVERAGE
      APPRECIATION FUND            WILSHIRE             RUSSELL       MULTI-CAP
        INVESTOR SHARES          5000 INDEX          1000 INDEX      CORE FUND+

9/6/1994          10000               10000               10000           10000
  199409           9910                9882                9847            9910
  199412           9950                9806                9810            9752
  199503          10860               10692               10742           10519
  199506          11950               11690               11754           11407
  199509          12990               12758               12802           12316
  199512          13371               13381               13515           12784
  199603          14166               14132               14260           13545
  199606          14750               14755               14841           14049
  199609          15213               15172               15325           14553
  199612          16169               16219               16548           15442
  199703          16138               16324               16804           15493
  199706          18845               19081               19629           17758
  199709          20974               20942               21343           19563
  199712          20581               21294               21985           19455
  199803          23590               24118               24924           21968
  199806          24151               24588               25547           22090
  199809          20989               21630               22913           19156
  199812          26334               26283               27926           22967
  199903          28098               27275               29077           23576
  199906          30445               29404               31149           25575
  199909          28661               27459               29092           24000
  199912          35156               32475               33765           28123
  200003          37770               33715               35239           29590
  200006          36216               32202               34029           28527
  200009          36041               32257               34273           29179
  200012          31595               28938               31135           27290
  200103          26978               25365               27223           23583
  200106          28899               27261               28941           24895
  200109          23528               22926               24532           21441
  200112          26749               25762               27259           24318
  200203          26780               26010               27461           23798
  200206          22861               22730               23765           20588
  200209          18806               18909               19746           17674
  200212          20476               20388               21357           19029
  200303          20003               19759               20729           17984
  200306          23207               23019               23991           20502
  200309          24016               23873               24710           21891
  200312          26970               26839               27740           24717
--------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 2003
                              --------------------------------- FINAL VALUE OF A
                                    ONE      FIVE         SINCE          $10,000
                                   YEAR     YEARS    INCEPTION*       INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Capital Appreciation
  Fund Investor Shares           31.72%     0.48%        11.24%          $26,970
  Fee-Adjusted Returns**         30.41      0.48         11.24            26,970
Wilshire 5000 Index              31.64      0.42         11.18            26,839
Russell 1000 Index               29.89     -0.13         11.57            27,740
Average Multi-Cap Core FundY     29.89      1.48         10.20            24,717
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                          ONE           SINCE           $250,000
                                         YEAR      INCEPTION*         INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund
   Admiral Shares                      31.80%           2.44%           $263,226
   Fee-Adjusted Returns**              30.49             1.98            260,666
Russell 1000 Index                     29.89             2.37            262,794
--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                          ONE           SINCE        $10,000,000
                                         YEAR      INCEPTION*         INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund
   Institutional Shares                31.87%           0.09%        $10,042,891
   Fee-Adjusted Returns**              30.56           -0.11           9,946,235
Russell 1000 Index                     29.89           -0.45           9,781,571
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-DECEMBER 31, 2003

                   TAX-MANAGED CAPITAL
                    APPRECIATION FUND        RUSSELL
                     INVESTOR SHARES        1000 INDEX

1994                      -0.5                -1.9
1995                      34.4                37.8
1996                      20.9                22.4
1997                      27.3                32.9
1998                        28                  27
1999                      33.5                20.9
2000                     -10.1                -7.8
2001                     -15.3               -12.4
2002                     -23.5               -21.7
2003                      31.7                29.9
--------------------------------------------------------------------------------
*Inception  for  Tax-Managed  Capital   Appreciation  Fund  Investor  Shares  is
September 6, 1994; for Admiral Shares, November 12, 2001; for Institutional Shares, February 24, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
NOTE: See Financial Highlights tables on pages 33-35 for dividend and capital gains information.

TAX-MANAGED SMALL-CAP FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 25, 1999-DECEMBER 31, 2003

                TAX-MANAGED                            S&P               AVERAGE
             SMALL-CAP FUND      WILSHIRE        SMALL-CAP             SMALL-CAP
            INVESTOR SHARES    5000 INDEX        600 INDEX            CORE FUND+

3/25/1999             10000         10000            10000               10000
   199903             10130         10008            10109               10130
   199906             11745         10789            11668               11854
   199909             11226         10075            11103               11403
   199912             12628         11916            12486               13939
   200003             13420         12370            13212               15626
   200006             13580         11815            13346               15091
   200009             14231         11835            13786               15079
   200012             14325         10618            13959               14646
   200103             13268          9307            13043               14790
   200106             15070         10003            14829               16553
   200109             12533          8412            12323               13202
   200112             15105          9452            14872               15766
   200203             16137          9543            15908               17687
   200206             15125          8340            14870               15896
   200209             12341          6938            12102               12328
   200212             12923          7481            12696               12892
   200303             12179          7250            11961               13113
   200306             14576          8446            14338               15567
   200309             15585          8759            15352               16274
   200312             17726          9848            17621               18596
--------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 2003
                              --------------------------------- FINAL VALUE OF A
                                    ONE                   SINCE          $10,000
                                   YEAR              INCEPTION*       INVESTMENT
--------------------------------------------------------------------------------

Tax-Managed Small-Cap Fund
  Investor Shares                38.51%                  12.98%          $17,900
Fee-Adjusted Returns**           37.13                   12.75            17,726
Wilshire 5000 Index              31.64                   -0.32             9,848
S&P SmallCap 600 Index           38.79                   12.61            17,621
Average Small-Cap Core FundY     44.24                   13.89            18,596
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                    ONE                 SINCE        $10,000,000
                                   YEAR            INCEPTION*         INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
  Institutional Shares           38.68%                11.62%        $16,758,326
  Fee-Adjusted Returns**         37.30                 11.39          16,595,965
S&P SmallCap 600 Index           38.79                 11.24          16,492,737
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 25, 1999-DECEMBER 31, 2003

                               TAX-MANAGED                S&P
                              SMALL-CAP FUND           SMALL-CAP
                             INVESTOR SHARES           600 INDEX

1999                              26.3                   24.9
2000                              13.4                   11.8
2001                               5.4                    6.5
2002                             -14.4                  -14.6
2003                              38.5                   38.8
--------------------------------------------------------------------------------
*Inception for Tax-Managed Small-Cap Fund Investor Shares is March 25, 1999; for Institutional Shares, April 21, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 36 and 37 for dividend and capital gains information.

TAX-MANAGED INTERNATIONAL FUND

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE AUGUST 17, 1999-DECEMBER 31, 2003

                                      MSCI
               TAX-MANAGED     ALL COUNTRY                             AVERAGE
        INTERNATIONAL FUND     WORLD INDEX         MSCI EAFE     INTERNATIONAL
           INVESTOR SHARES    FREE EX USA              INDEX             FUND+

8/17/1999            10000           10000             10000             10000
   199909            10230           10188             10200             10158
   199912            12001           12039             11933             12543
   200003            11981           12133             11920             12635
   200006            11499           11638             11448             11966
   200009            10576           10689             10525             11258
   200012            10286           10223             10242             10586
   200103             8876            8879              8838              9115
   200106             8785            8867              8746              9091
   200109             7547            7558              7521              7776
   200112             8030            8230              8046              8288
   200203             8112            8365              8087              8433
   200206             7937            8143              7915              8166
   200209             6350            6571              6353              6655
   200212             6776            7022              6763              6907
   200303             6217            6510              6208              6358
   200306             7419            7802              7404              7515
   200309             8019            8479              8006              8181
   200312             9396            9930              9373              9306
--------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 2003
                              --------------------------------- FINAL VALUE OF A
                                      ONE            SINCE               $10,000
                                     YEAR       INCEPTION*            INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed International Fund
  Investor Shares                  38.67%           -1.42%                $9,396
  Fee-Adjusted Returns**           37.30            -1.63                  9,308
MSCI All Country World Index
  Free ex USA                      41.41            -0.16                  9,930
MSCI EAFE Index                    38.59            -1.47                  9,373
Average International FundY        34.74            -1.63                  9,306
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                      ONE            SINCE           $10,000,000
                                     YEAR       INCEPTION*            INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed International Fund
  Institutional Shares             38.94%           -2.82%            $9,181,713
 Fee-Adjusted Returns**            37.57            -3.12              9,095,138
MSCI EAFE Index                    38.59            -2.89              9,161,857
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 17, 1999-DECEMBER 31, 2003

                      TAX-MANAGED
                  INTERNATIONAL FUND           MSCI EAFE
                    INVESTOR SHARES              INDEX

1999                    20.0                     19.3
2000                   -14.3                    -14.2
2001                   -21.9                    -21.4
2002                   -15.6                    -15.9
2003                    38.7                     38.6
--------------------------------------------------------------------------------
*Inception for Tax-Managed International Fund Investor Shares is August 17, 1999; for Institutional Shares, January 4, 2001.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 38 and 39 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. Qualified dividend income is based on calendar year 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*                    PERIODS ENDED DECEMBER 31, 2003

                                                                           SINCE
                                          ONE YEAR     FIVE YEARS    INCEPTION**
                                         ---------------------------------------
TAX-MANAGED BALANCED FUND
  Returns Before Taxes                        15.91%   3.81%               9.16%
  Returns After Taxes on Distributions        15.81    3.69                9.01
  Returns After Taxes on Distributions
    and Sale of Fund Shares                   11.24    3.52                8.34
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
  Returns Before Taxes                        27.26%  -0.54%              11.59%
  Returns After Taxes on Distributions        26.96   -0.96               10.98
  Returns After Taxes on Distributions
    and Sale of Fund Shares                   18.05   -0.69                9.95
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
  Returns Before Taxes                        30.41%   0.48%              11.24%
  Returns After Taxes on Distributions        30.22    0.26               10.97
  Returns After Taxes on Distributions
    and Sale of Fund Shares                   20.01    0.29                9.88
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
  Returns Before Taxes                        37.13%      --              12.75%
  Returns After Taxes on Distributions        37.00       --              12.52
  Returns After Taxes on Distributions
    and Sale of Fund Shares                   24.31       --              11.01
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
  Returns Before Taxes                        37.30%      --              -1.63%
  Returns After Taxes on Distributions        37.14       --              -2.03
  Returns After Taxes on Distributions
    and Sale of Fund Shares                   24.91       --              -1.56
--------------------------------------------------------------------------------
*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years.
**Inception dates are September 6, 1994, for the Tax-Managed Balanced, Tax-Managed Growth and Income, and Tax-Managed Capital Appreciation Funds; March 25, 1999, for the Tax-Managed Small-Cap Fund; and August 17, 1999, for the Tax-Managed International Fund.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.
a hypothetical example

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in your fund, using the funds' actual returns and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratios to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratios for the funds' peer groups, which are derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                              COST OF $10,000             FUND       PEER GROUP*
TAX-MANAGED FUND           INVESTMENT IN FUND    EXPENSE RATIO     EXPENSE RATIO
--------------------------------------------------------------------------------
Balanced                                  $18            0.17%             1.31%
--------------------------------------------------------------------------------
GROWTH AND INCOME
  Investor Shares                         $19            0.17%             1.41%
  Admiral Shares                           13            0.11                --
  Institutional Shares                      9            0.08                --
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
  Investor Shares                         $20            0.17%             1.38%
  Admiral Shares                           13            0.11                --
  Institutional Shares                      9            0.08                --
--------------------------------------------------------------------------------
SMALL-CAP
  Investor Shares                         $20            0.17%             1.58%
  Institutional Shares                     12            0.10                --
--------------------------------------------------------------------------------
INTERNATIONAL
  Investor Shares                         $33            0.28%             1.70%
  Institutional Shares                     20            0.17                --
--------------------------------------------------------------------------------
*Peer groups are: for the Tax-Managed Balanced Fund, the Average Balanced Fund; for the Tax-Managed Growth and Income Fund, the Average Large-Cap Core Fund; for the Tax-Managed Capital Appreciation Fund, the Average Multi-Cap Core Fund; for the Tax-Managed Small-Cap Fund, the Average Small-Cap Core Fund; for the Tax-Managed International Fund, the Average International Fund.

The calculation assumes no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2002.

You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds--is included as an insert to this report.


STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                       TAX-MANAGED BALANCED FUND
                                                   YEAR ENDED DECEMBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                            $ 2,810
  Interest                                                               9,502
  Security Lending                                                           3
--------------------------------------------------------------------------------
    Total Income                                                        12,315
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                              85
  Management and Administrative                                            569
  Marketing and Distribution                                                49
Custodian Fees                                                              14
Auditing Fees                                                               15
Shareholders' Reports                                                       12
Trustees' Fees and Expenses                                                  1
--------------------------------------------------------------------------------
    Total Expenses                                                         745
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   11,570
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                  (8,560)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                                              68,158
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $71,168
================================================================================

--------------------------------------------------------------------------------
                     TAX-MANAGED        TAX-MANAGED
                      GROWTH AND            CAPITAL   TAX-MANAGED    TAX-MANAGED
                          INCOME       APPRECIATION     SMALL-CAP  INTERNATIONAL
                            FUND               FUND          FUND           FUND
                    ------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31, 2003
                    ------------------------------------------------------------
                           (000)              (000)         (000)          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends*            $ 35,378           $ 28,549       $ 6,721      $ 11,426
  Interest                     6                 13            20             3
  Security Lending            26                 89           235           154
--------------------------------------------------------------------------------
    Total Income          35,410             28,651         6,976         11,583
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B Investment
    Advisory Services        113                113           113            53
  Management and Administrative
    Investor Shares        1,687              1,898           966           548
    Admiral Shares           541                799            --            --
    Institutional Shares     108                 64            14            21
  Marketing and Distribution
    Investor Shares          124                136            76            45
    Admiral Shares            56                 81            --            --
    Institutional Shares      21                 13             4             7
Custodian Fees                56                 37            31           477
Auditing Fees                 16                 16            15            21
Shareholders' Reports
    Investor Shares           53                 33            13             7
    Admiral Shares             3                  3            --            --
    Institutional Shares      --                 --            --            --
Trustees' Fees and Expenses    2                  2             1            --
--------------------------------------------------------------------------------
    Total Expenses         2,780              3,195         1,233         1,179
--------------------------------------------------------------------------------
NET INVESTMENT INCOME     32,630             25,456         5,743        10,404
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities
    Sold                 (37,853)          (163,709)      (20,076)      (14,161)
  Foreign Currencies          --                 --            --           252
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) (37,853)          (163,709)      (20,076)      (13,909)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities  513,100            779,669       266,346       160,713
  Foreign Currencies          --                 --            --            41
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)       513,100            779,669       266,346       160,754
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
    OPERATIONS          $507,877           $641,416      $252,013      $157,249
================================================================================
*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $1,293,000.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                                    TAX-MANAGED
                                        TAX-MANAGED                  GROWTH AND
                                      BALANCED FUND                 INCOME FUND
                                -----------------------       ------------------
                                              YEAR ENDED DECEMBER 31,
                                ------------------------------------------------
                                   2003        2002           2003         2002
                                  (000)       (000)          (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income        $ 11,570    $ 11,239       $ 32,630     $ 29,589
  Realized Net Gain (Loss)       (8,560)    (11,097)       (37,853)    (245,531)
  Change in Unrealized Appreciation
    (Depreciation)               68,158     (32,216)       513,100     (298,017)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations    71,168     (32,074)       507,877     (513,959)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares               (12,021)    (11,176)       (18,634)     (19,117)
  Admiral Shares                     --          --        (10,596)      (8,546)
  Institutional Shares               --          --         (3,149)      (2,921)
Realized Capital Gain
  Investor Shares                    --          --             --           --
  Admiral Shares                     --          --             --           --
  Institutional Shares               --          --             --           --
--------------------------------------------------------------------------------
    Total Distributions         (12,021)    (11,176)       (32,379)     (30,584)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                23,416      40,067        (35,229)    (175,369)
  Admiral Shares                     --          --        105,703      156,028
  Institutional Shares               --          --          5,492       56,906
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions   23,416      40,067         75,966       37,565
--------------------------------------------------------------------------------
    Total Increase (Decrease)    82,563      (3,183)       551,464     (506,978)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period           415,720     418,903      1,762,548    2,269,526
--------------------------------------------------------------------------------
  End of Period                $498,283    $415,720     $2,314,012   $1,762,548
================================================================================

--------------------------------------------------------------------------------
                                        TAX-MANAGED              TAX-MANAGED
                                 CAPITAL APPRECIATION FUND      SMALL-CAP FUND
                                ---------------------------  -------------------
                                                 YEAR ENDED DECEMBER 31,
                                ------------------------------------------------
                                   2003        2002           2003         2002
                                  (000)       (000)          (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income        $ 25,456    $ 20,534        $ 5,743      $ 4,490
  Realized Net Gain (Loss)     (163,709)   (106,097)       (20,076)     (36,397)
  Change in Unrealized Appreciation
    (Depreciation)              779,669    (536,013)       266,346      (72,576)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net
  Assets Resulting from
    Operations                  641,416    (621,576)       252,013     (104,483)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares               (13,637)    (12,093)        (5,737)      (4,465)
  Admiral Shares                (10,861)     (8,248)            --           --
  Institutional Shares           (1,042)     (1,216)           (80)        (227)
Realized Capital Gain
  Investor Shares                    --          --             --           --
  Admiral Shares                     --          --             --           --
  Institutional Shares               --          --             --           --
--------------------------------------------------------------------------------
    Total Distributions         (25,540)    (21,557)        (5,817)      (4,692)
--------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares               (32,762)   (134,940)        88,797      135,406
  Admiral Shares                118,814     187,073             --           --
 Institutional Shares           (30,325)     14,355        (24,074)     (17,238)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions   55,727      66,488         64,723      118,168
--------------------------------------------------------------------------------
  Total Increase (Decrease)     671,603    (576,645)       310,919        8,993
--------------------------------------------------------------------------------
Net Assets
  Beginning of Period         2,001,135   2,577,780        630,705      621,712
--------------------------------------------------------------------------------
  End of Period              $2,672,738  $2,001,135       $941,624     $630,705
================================================================================
sTATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
                                                               TAX-MANAGED
                                                          INTERNATIONAL FUND
                                                   -----------------------------
                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------
                                                         2003           2002
                                                        (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                              $ 10,404        $ 8,166
  Realized Net Gain (Loss)                            (13,909)       (24,940)
  Change in Unrealized Appreciation
    (Depreciation)                                    160,754        (51,327)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
  Assets Resulting from Operations                    157,249        (68,101)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                      (8,724)        (7,187)
  Institutional Shares                                 (1,434)        (1,040)
Realized Capital Gain
  Investor Shares                                          --             --
  Institutional Shares                                     --             --
--------------------------------------------------------------------------------
    Total Distributions                               (10,158)       (8,227)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
Investor Shares                                        52,530         73,746
Institutional Shares                                   35,424          1,040
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions                         87,954         74,786
--------------------------------------------------------------------------------
    Total Increase (Decrease)                         235,045         (1,542)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                 380,898        382,440
--------------------------------------------------------------------------------
  End of Period                                      $615,943       $380,898
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

TAX-MANAGED BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $15.54         $17.18        $18.30        $18.87        $16.74
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .42            .44           .46           .48           .43
  Net Realized and Unrealized Gain (Loss)
    on Investments*                                      2.20          (1.65)        (1.12)         (.56)         2.13
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       2.62          (1.21)         (.66)         (.08)         2.56
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income**                 (.44)          (.43)         (.46)         (.49)         (.43)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.44)          (.43)         (.46)         (.49)         (.43)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $17.72         $15.54        $17.18        $18.30        $18.87
=======================================================================================================================

TOTAL RETURN+                                          17.05%         -7.07%        -3.54%        -0.50%        15.49%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $498           $416          $419          $400          $330
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%          0.18%         0.19%         0.20%         0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                  2.58%          2.69%         2.64%         2.61%         2.52%
  Portfolio Turnover Rate                                 16%            24%           21%           15%           13%
=======================================================================================================================
*Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.
**Nontaxable  dividends  represent 77%, 82%, 87%, 92%, and 90% of dividends from net investment income.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1%  redemption  fee on  shares  held at least one year but less than five years.

TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.15         $24.93        $28.66        $31.81        $26.55
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .34           .313          .294          .295          .307
  Net Realized and Unrealized Gain (Loss)
    on Investments*                                      5.08         (5.768)       (3.725)       (3.148)        5.267
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       5.42         (5.455)       (3.431)       (2.853)        5.574
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.34)         (.325)        (.299)        (.297)        (.314)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.34)         (.325)        (.299)        (.297)        (.314)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $24.23         $19.15        $24.93        $28.66        $31.81
=======================================================================================================================

TOTAL RETURN**                                         28.53%        -21.95%       -11.93%        -9.03%        21.12%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,321         $1,077        $1,606        $2,320        $2,240
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%          0.17%          0.18%         0.19%        0.19%
  Ratio of Net Investment Income to
    Average Net Assets                                  1.63%          1.44%         1.13%         0.96%         1.11%
  Portfolio Turnover Rate                                  5%             9%            5%            5%            4%
=======================================================================================================================
*Includes increases from redemption fees of $.01, $.03, $.02, $.02, and $.01.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

TAX-MANAGED GROWTH AND INCOME FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,  NOV. 12* TO
                                                    -----------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003     2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $39.35   $51.24        $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .733     .673          .087
  Net Realized and Unrealized Gain (Loss)
    on Investments**                              10.443  (11.870)        1.348
--------------------------------------------------------------------------------
    Total from Investment Operations              11.176  (11.197)        1.435
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.726)    (.693)        (.195)
  Distributions from Realized Capital Gains          --        --            --
--------------------------------------------------------------------------------
    Total Distributions                           (.726)    (.693)        (.195)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $49.80   $39.35        $51.24
================================================================================

TOTAL RETURN+                                     28.64%  -21.92%         2.87%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $777     $520           $505
  Ratio of Total Expenses to
    Average Net Assets                             0.11%    0.11%        0.14%++
  Ratio of Net Investment Income to
    Average Net Assets                             1.69%    1.52%        1.26%++
  Portfolio Turnover Rate                             5%       9%             5%
--------------------------------------------------------------------------------
*Inception.
**Includes increases from redemption fees of $.02, $.05, and $.03.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,          Mar. 4* to
                                                   ---------------------------------------------------------- Dec. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.15         $24.93        $28.66        $31.81        $26.99
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .369           .331          .319          .319          .274
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    5.080         (5.768)       (3.725)       (3.148)        4.882
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    5.449         (5.437)       (3.406)       (2.829)        5.156
-----------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                  (.359)         (.343)        (.324)       (.321)         (.336)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.359)         (.343)        (.324)        (.321)        (.336)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $24.24         $19.15        $24.93        $28.66        $31.81
=======================================================================================================================

TOTAL RETURN+                                          28.69%        -21.88%       -11.84%        -8.96%        19.23%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                     $217           $167          $158           $95          $108
Ratio of Total Expenses to
    Average Net Assets                                  0.08%          0.08%         0.08%          0.11%      0.10%++
Ratio of Net Investment Income to
    Average Net Assets                                  1.72%          1.54%         1.25%         1.04%       1.18%++
Portfolio Turnover Rate                                    5%             9%            5%            5%            4%
=======================================================================================================================
*Inception.
**Includes increases from redemption fees of $.01, $.03, $.02, $.02, and $.01.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1%  redemption  fee on  shares  held at least one year but less than five years.
++Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.49         $25.73        $30.59        $34.17        $25.69
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .238           .196          .164          .117          .117
  Net Realized and Unrealized Gain (Loss)
    on Investments*                                     5.940         (6.231)       (4.854)       (3.578)        8.487
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                      6.178         (6.035)       (4.690)       (3.461)        8.604
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.238)         (.205)        (.170)        (.119)        (.124)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.238)         (.205)        (.170)        (.119)        (.124)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $25.43         $19.49        $25.73        $30.59        $34.17
=======================================================================================================================

TOTAL RETURN**                                         31.72%        -23.45%       -15.34%       -10.13%        33.50%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,466         $1,154        $1,678        $2,643        $2,378
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%          0.17%         0.18%         0.19%         0.19%
  Ratio of Net Investment Income to
    Average Net Assets                                  1.09%          0.87%         0.60%         0.36%         0.47%
  Portfolio Turnover Rate                                 11%            10%           13%           17%           12%
=======================================================================================================================
*Includes increases from redemption fees of $.01, $.02, $.02, $.01, and $.01.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

TAX-MANAGED CAPITAL APPRECIATION FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,  NOV. 12* TO
                                                    -----------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003     2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $39.24   $51.79         $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .51      .42           .064
  Net Realized and Unrealized Gain (Loss)
    on Investments**                               11.96   (12.53)         2.072
--------------------------------------------------------------------------------
    Total from Investment Operations               12.47   (12.11)         2.136
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income              (.51)    (.44)        (.346)
  Distributions from Realized Capital Gains           --       --             --
--------------------------------------------------------------------------------
    Total Distributions                             (.51)    (.44)        (.346)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $51.20   $39.24        $51.79
================================================================================

TOTAL RETURN+                                     31.80%  -23.38%          4.26%
================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)           $1,103      $741           $778
  Ratio of Total Expenses to
    Average Net Assets                            0.11%     0.11%        0.14%++
  Ratio of Net Investment Income to
    Average Net Assets                             1.16%    0.95%        0.79%++
  Portfolio Turnover Rate                            11%      10%            13%
================================================================================
*Inception.
**Includes increases from redemption fees of $.02, $.03, and $.03.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,          FEB. 24* TO
                                                   ---------------------------------------------------------- DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.49         $25.73        $30.59        $34.18        $26.32
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .267           .216         .188           .136          .129
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    5.940         (6.231)       (4.854)       (3.578)        7.877
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    6.207         (6.015)       (4.666)       (3.442)        8.006
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.257)         (.225)        (.194)        (.148)        (.146)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.257)         (.225)        (.194)        (.148)        (.146)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $25.44         $19.49        $25.73        $30.59        $34.18
=======================================================================================================================

TOTAL RETURNY                                          31.87%        -23.37%       -15.26%       -10.07%        30.43%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $104           $106          $121          $210          $165
  Ratio of Total Expenses to
    Average Net Assets                                  0.08%          0.08%         0.08%         0.10%       0.10%++
  Ratio of Net Investment Income to
    Average Net Assets                                  1.17%          0.98%         0.69%         0.46%       0.56%++
  Portfolio Turnover Rate                                 11%            10%           13%           17%           12%
=======================================================================================================================
*Inception.
**Includes increases from redemption fees of $.01, $.02, $.02, $.01, and $.01.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1%  redemption  fee on  shares  held at least one year but less than five years.
++Annualized.

TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,          FEB. 25* TO
                                                   ---------------------------------------------------------- DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.67         $14.92        $14.23        $12.61        $10.00
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .109           .092          .079          .074          .049
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    4.770         (2.247)         .696         1.620         2.615
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                      4.879         (2.155)         .775         1.694         2.664
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.109)         (.095)        (.085)        (.074)        (.054)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                   (.109)         (.095)        (.085)        (.074)        (.054)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $17.44         $12.67        $14.92        $14.23        $12.61
=======================================================================================================================

TOTAL RETURN+                                           38.51%       -14.44%         5.44%        13.44%        26.28%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $929           $601          $568          $368          $194
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%          0.17%         0.20%         0.20%       0.19%++
  Ratio of Net Investment Income to
    Average Net Assets                                  0.77%          0.68%         0.63%         0.64%       0.70%++
  Portfolio Turnover Rate                                 21%            21%           25%           64%           27%
=======================================================================================================================
*Initial share purchase date.  Subscription period for the fund was February 22,
1999, to March 24, 1999,  during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Includes increases from redemption fees of $.01, $.01, $0, $0, and $0.
+Total returns do not reflect the  transaction fee on purchases (0.5% from April
1, 2000,  through March 31, 2002; 1% through March 31, 2000),  the 2% redemption fee on shares held less than one year, or the 1%  redemption  fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,          APR. 21* TO
                                                   ---------------------------------------------------------- DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.68         $14.92        $14.23        $12.61        $10.76
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .134           .105          .092          .085          .044
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    4.770         (2.247)         .696         1.620         1.866
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                      4.904         (2.142)         .788         1.705         1.910
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.114)         (.098)        (.098)        (.085)        (.060)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.114)         (.098)        (.098)        (.085)        (.060)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $17.47         $12.68        $14.92        $14.23        $12.61
=======================================================================================================================

TOTAL RETURN+                                          38.68%        -14.36%         5.53%        13.53%        17.77%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $12            $29           $53           $46           $19
  Ratio of Total Expenses to
    Average Net Assets                                  0.10%          0.10%          0.10%        0.10%       0.10%++
  Ratio of Net Investment Income to
   Average Net Assets                                   0.84%          0.74%         0.73%         0.76%       0.74%++
  Portfolio Turnover Rate                                 21%            21%           25%           64%           27%
=======================================================================================================================
*Inception.
**Includes increases from redemption fees of $.01, $.01, $0, $0, and $0.
+Total returns do not reflect the  transaction fee on purchases (0.5% from April
1, 2000,  through March 31, 2002; 1% through March 31, 2000),  the 2% redemption fee on shares held less than one year, or the 1%  redemption  fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,          AUG. 17* TO
                                                   ---------------------------------------------------------- DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $6.43          $7.79        $10.14        $11.96        $10.00
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .158            .14          .111           .11           .03
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    2.325          (1.36)       (2.336)        (1.82)         1.97
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                      2.483          (1.22)       (2.225)        (1.71)         2.00
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.153)          (.14)        (.125)         (.11)         (.04)
  Distributions from Realized Capital Gains                --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.153)          (.14)        (.125)         (.11)         (.04)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $8.76          $6.43        $ 7.79        $10.14        $11.96
=======================================================================================================================

TOTAL RETURN+                                          38.67%        -15.62%       -21.94%       -14.29%        20.01%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                   $514           $334          $327          $241          $135
  Ratio of Total Expenses to
    Average Net Assets                                  0.28%          0.31%         0.35%         0.35%       0.35%++
  Ratio of Net Investment Income to
    Average Net Assets                                  2.33%          2.04%         1.49%         1.24%       0.96%++
  Portfolio Turnover Rate                                  9%             7%           20%            5%            7%
=======================================================================================================================
*Inception.
**Includes increases from redemption fees of $.01, $.01, $0, $.01, and $0.
+Total returns do not reflect the transaction fee on purchases (0.25% from April
1,  2000,  through  March  31,  2002;  0.75%  through  March 31,  2000),  the 2%
redemption  fee on shares held less than one year, or the 1%  redemption  fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED INTERNATIONAL FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,   JAN. 4* TO
                                                    -----------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003     2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $6.43    $7.79        $10.13
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .17     .148          .123
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                2.33   (1.361)       (2.329)
--------------------------------------------------------------------------------
  Total from Investment Operations                  2.50   (1.213)       (2.206)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income              (.16)   (.147)        (.134)
  Distributions from Realized Capital Gains           --       --             --
--------------------------------------------------------------------------------
    Total Distributions                             (.16)   (.147)        (.134)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $8.77    $6.43        $ 7.79
================================================================================

TOTAL RETURN+                                     38.94%  -15.52%        -21.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)              $102      $47            $55
  Ratio of Total Expenses to
    Average Net Assets                             0.17%    0.20%        0.22%++
  Ratio of Net Investment Income to
    Average Net Assets                             2.44%    2.16%        1.68%++
  Portfolio Turnover Rate                             9%       7%            20%
================================================================================
*Inception.
**Includes increases from redemption fees of $0, $.01, and $0.
+Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years. ++Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and
Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. The Tax-Managed Balanced Fund offers only Investor Shares. Investor
Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

The Tax-Managed Balanced Fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Tax-Managed International Fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At December 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                 CAPITAL CONTRIBUTION        PERCENTAGE            PERCENTAGE OF
                          TO VANGUARD           OF FUND               VANGUARD'S
TAX-MANAGED FUND                (000)        NET ASSETS           CAPITALIZATION
--------------------------------------------------------------------------------
Balanced                         $ 77              0.02%                   0.08%
Growth and Income                 351              0.02                    0.35
Capital Appreciation              409              0.02                    0.41
Small-Cap                         146              0.02                    0.15
International                      87              0.01                    0.09
--------------------------------------------------------------------------------
The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2003, the Tax-Managed International Fund realized net foreign currency gains of $252,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

At December 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                      AMOUNT AVAILABLE FOR
                           DISTRIBUTION                    CAPITAL LOSSES
                     -----------------------        ----------------------------
                      ORDINARY     LONG-TERM                  EXPIRATION: FISCAL
                        INCOME  CAPITAL GAIN           AMOUNT       YEARS ENDING
TAX-MANAGED FUND         (000)         (000)            (000)       DECEMBER 31,
--------------------------------------------------------------------------------
Balanced                $(184)*           --         $ 36,996          2005-2012
Growth and Income         308             --          436,447          2004-2012
Capital Appreciation     (123)*           --          606,863          2004-2011
Small-Cap                 (68)*           --           65,359          2007-2012
International              99             --           74,226          2007-2012
--------------------------------------------------------------------------------
*Amount from the fund's December 2003 dividend payable in January 2004 that will be used to reduce required 2004 ordinary income dividends.

At December 31, 2003, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                     (000)
                                 -----------------------------------------------
                                                                  NET UNREALIZED
                                 APPRECIATED     DEPRECIATED        APPRECIATION
TAX-MANAGED FUND                  SECURITIES      SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Balanced                            $ 93,434        $ (2,460)           $ 90,974
Growth and Income                    582,774         (83,972)            498,802
Capital Appreciation                 937,128         (39,760)            897,368
Small-Cap                            306,845          (4,939)            301,906
International                         84,360         (41,353)             43,007
--------------------------------------------------------------------------------

The Tax-Managed International Fund had net unrealized foreign currency gains of $107,000 resulting from the translation of other assets and liabilities at December 31, 2003.

D. During the year ended December 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                 (000)
                                                     ---------------------------
TAX-MANAGED FUND                                     PURCHASES             SALES
--------------------------------------------------------------------------------
Balanced                                              $ 76,110          $ 68,833
Growth and Income                                      177,431           100,517
Capital Appreciation                                   312,540           255,077
Small-Cap                                              223,615           158,014
International                                          121,090            41,105
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2003, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                              (000)
                                               ---------------------------------
                                               MARKET VALUE                 CASH
                                                  OF LOANED           COLLATERAL
TAX-MANAGED FUND                                 SECURITIES             RECEIVED
--------------------------------------------------------------------------------
Growth and Income                                     $ 313                $ 315
Capital Appreciation                                  3,717                3,895
Small-Cap                                            18,515               19,339
International                                         2,375                2,520
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------

                                                            2003                       2002
                                                  ----------------------      ---------------------
                                                     AMOUNT       SHARES        AMOUNT      SHARES
TAX-MANAGED FUND                                      (000)        (000)         (000)       (000)
---------------------------------------------------------------------------------------------------
BALANCED
  Issued                                            $48,701        2,935       $71,312       4,331
  Issued in Lieu of Cash Distributions               10,137          605         9,614         605
  Redeemed*                                         (35,422)      (2,173)      (40,859)     (2,569)
                                                  -------------------------------------------------
    Net Increase (Decrease)                          23,416        1,367        40,067       2,367
---------------------------------------------------------------------------------------------------
GROWTH AND INCOME
Investor Shares
  Issued                                           $111,325        5,244      $150,458       6,864
  Issued in Lieu of Cash Distributions               16,193          748        16,381         804
  Redeemed**                                       (162,747)      (7,721)     (342,208)    (15,869)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Investor Shares        (35,229)      (1,729)     (175,369)     (8,201)
                                                  -------------------------------------------------
Admiral Shares
  Issued                                            142,140        3,222       227,266       5,042
  Issued in Lieu of Cash Distributions                8,137          182         6,429         155
  Redeemed**                                        (44,574)      (1,012)      (77,667)     (1,852)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Admiral Shares         105,703        2,392       156,028       3,345
                                                  -------------------------------------------------
Institutional Shares
  Issued                                              9,505          454        65,035       2,752
  Issued in Lieu of Cash Distributions                2,724          127         2,082         102
  Redeemed**                                         (6,737)        (342)      (10,211)       (494)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Institutional Shares     5,492          239        56,906       2,360
---------------------------------------------------------------------------------------------------

*Net  of   redemption   fees  for  2003  and  2002  of  $240,000  and  $338,000,
respectively.
**Net of redemption fees for 2003 and 2002 of $858,000 and $2,036,000, respectively (fund totals).

---------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------

                                                            2003                       2002
                                                  ----------------------      ---------------------
                                                     AMOUNT       SHARES        AMOUNT      SHARES
TAX-MANAGED FUND                                      (000)        (000)         (000)       (000)
---------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
Investor Shares
  Issued                                           $127,228        5,787      $161,791       7,252
  Issued in Lieu of Cash Distributions               12,060          481        10,694         551
  Redeemed*                                        (172,050)      (7,873)     (307,425)    (13,791)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Investor Shares           (32,762)  (1,605)  (134,940)       (5,988)
                                                  -------------------------------------------------
Admiral Shares
  Issued                                            170,008        3,847       260,923       5,607
  Issued in Lieu of Cash Distributions                8,391          166         6,265         160
  Redeemed*                                         (59,585)      (1,342)      (80,115)     (1,918)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Admiral Shares         118,814        2,671       187,073       3,849
                                                  -------------------------------------------------
Institutional Shares
  Issued                                              1,759           76        16,774         829
  Issued in Lieu of Cash Distributions                  641           26           564          29
  Redeemed*                                         (32,725)      (1,454)       (2,983)       (146)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Institutional Shares   (30,325)      (1,352)       14,355         712
---------------------------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                                           $130,229        8,882      $165,515      11,625
  Issued in Lieu of Cash Distributions                4,651          267         3,630         287
  Redeemed**                                        (46,083)      (3,337)      (33,739)     (2,556)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Investor Shares         88,797        5,812       135,406       9,356
                                                  -------------------------------------------------
Institutional Shares
  Issued                                                 21            2         5,208         416
  Issued in Lieu of Cash Distributions                   80            5           102           8
  Redeemed**                                        (24,175)      (1,616)      (22,548)     (1,679)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Institutional Shares   (24,074)      (1,609)      (17,238)     (1,255)
---------------------------------------------------------------------------------------------------
INTERNATIONAL
Investor Shares
  Issued                                           $122,358       17,126      $123,341      17,238
  Issued in Lieu of Cash Distributions                6,899          804         5,637         899
  Redeemed+                                         (76,727)     (11,353)      (55,232)     (8,132)
                                                  -------------------------------------------------
    Net Increase (Decrease)--Investor Shares         52,530        6,577        73,746      10,005
                                                  -------------------------------------------------
Institutional Shares
  Issued                                             33,988        4,247            --          --
  Issued in Lieu of Cash Distributions                1,436          167         1,040         166
  Redeemed+                                              --           --            --          --
                                                  -------------------------------------------------
    Net Increase (Decrease)--Institutional Shares    35,424        4,414         1,040         166
---------------------------------------------------------------------------------------------------

*Net of redemption fees for 2003 and 2002 of $796,000 and $1,686,000, respectively (fund totals).
**Net of redemption fees for 2003 and 2002 of $517,000 and $613,000, respectively (fund totals).
+Net of redemption fees for 2003 and 2002 of $658,000 and $415,000, respectively (fund totals).

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard Tax-Managed Funds:

In our opinion, the statements of net assets appearing in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed Balanced Fund,
Tax-Managed  Growth and Income  Fund,  Tax-Managed  Capital  Appreciation  Fund,
Tax-Managed Small-Cap Fund, and Tax-Managed International Fund (constituting Vanguard Tax-Managed Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2004

--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED) FOR VANGUARD TAX-MANAGED FUNDS

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 77.16% of its income dividends as exempt-interest dividends.

The Tax-Managed International Fund has elected to pass through to shareholders the credit for taxes paid in foreign countries. Shareholders receive detailed information on foreign income and foreign tax per share by country along with their 2003 Form 1099-DIV.

For corporate  shareholders,  the  following  percentages  of investment  income
(dividend   income  plus   short-term   gains,   if  any)   qualifies   for  the
dividends-received deduction.

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund                                                  100%*
Tax-Managed Growth and Income Fund                                         100
Tax-Managed Capital Appreciation Fund                                      100
Tax-Managed Small-Cap Fund                                                98.7
--------------------------------------------------------------------------------
*The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

The funds distributed the maximum amount of qualified dividend income allowable. The amount of qualified dividend distributed by the funds was provided to individual shareholders on their 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM
--------------------------------------------------------------------------------

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE
Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to VANGUARD.COM to:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
*    Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND
--------------------------------------------------------------------------------
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------


                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard Tax-Managed Funds, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the appropriate fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335


(C) 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q870 022004

VANGUARD TAX-MANAGED FUNDS(R)

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Auditors, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
--------------------------------------------------------------------------------
CONTENTS

Tax-Managed Balanced Fund                        1
Tax-Managed Growth and Income Fund              13
Tax-Managed Capital Appreciation Fund           19
Tax-Managed Small-Cap Fund                      26
Tax-Managed International Fund                  33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (48.3%)
--------------------------------------------------------------------------------
  General Electric Co.                             216,009         $       6,692
  Pfizer Inc.                                      179,810                 6,353
  ExxonMobil Corp.                                 148,644                 6,094
  Citigroup, Inc.                                  117,297                 5,694
  Microsoft Corp.                                  190,100                 5,235
  Intel Corp.                                      142,200                 4,579
* Cisco Systems, Inc.                              163,100                 3,962
  Johnson & Johnson                                 67,232                 3,473
  American International Group, Inc.                51,806                 3,434
  Wal-Mart Stores, Inc.                             62,500                 3,316
  International Business Machines Corp.             32,900                 3,049
  The Procter & Gamble Co.                          28,000                 2,797
  Bank of America Corp.                             30,605                 2,462
  Altria Group, Inc.                                41,300                 2,248
  The Coca-Cola Co.                                 43,400                 2,203
  Wells Fargo & Co.                                 34,000                 2,002
  Merck & Co., Inc.                                 43,100                 1,991
* Amgen, Inc.                                       31,400                 1,941
  Verizon Communications                            54,600                 1,915
* Dell Inc.                                         55,700                 1,892
  PepsiCo, Inc.                                     40,300                 1,879
* Time Warner, Inc.                                101,410                 1,824
  ChevronTexaco Corp.                               20,819                 1,799
  Viacom Inc. Class B                               38,271                 1,698
  SBC Communications Inc.                           63,444                 1,654
  Home Depot, Inc.                                  46,300                 1,643
  Medtronic, Inc.                                   30,400                 1,478
  Fannie Mae                                        19,100                 1,434
  J.P. Morgan Chase & Co.                           37,700                 1,385

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
  Abbott Laboratories                               29,600         $       1,379
  Merrill Lynch & Co., Inc.                         23,200                 1,361
  Hewlett-Packard Co.                               58,512                 1,344
* Oracle Corp.                                      98,200                 1,296
  Eli Lilly & Co.                                   18,100                 1,273
  Morgan Stanley                                    21,960                 1,271
  3M Co.                                            14,600                 1,241
  U.S. Bancorp                                      41,500                 1,236
  American Express Co.                              25,100                 1,211
  Wachovia Corp.                                    25,700                 1,197
  Lowe's Cos., Inc.                                 19,600                 1,086
  United Technologies Corp.                         11,300                 1,071
  Texas Instruments, Inc.                           34,500                 1,014
  Wyeth                                             23,300                   989
* Applied Materials, Inc.                           43,600                   979
  Anheuser-Busch Cos., Inc.                         18,000                   948
  Bristol-Myers Squibb Co.                          32,900                   941
  Bank One Corp.                                    20,164                   919
  ConocoPhillips Co.                                13,476                   884
  UnitedHealth Group Inc.                           15,000                   873
* Liberty Media Corp.                               72,828                   866
  BellSouth Corp.                                   30,500                   863
* Comcast Corp. Special Class A                     27,492                   860
  McDonald's Corp.                                  34,500                   857
  United Parcel Service, Inc.                       11,400                   850
  The Walt Disney Co.                               35,800                   835
* Comcast Corp. Class A                             25,216                   829
  QUALCOMM Inc.                                     15,000                   809
* EMC Corp.                                         61,400                   793
  E.I. du Pont de Nemours & Co.                     16,900                   776
  Walgreen Co.                                      20,900                   760
* eBay Inc.                                         11,700                   756
  Freddie Mac                                       12,600                   735
* Nextel Communications, Inc.                       25,200                   707
  The Goldman Sachs Group, Inc.                      7,100                   701
  Sysco Corp.                                       18,600                   692
* Boston Scientific Corp.                           18,600                   684
  FleetBoston Financial Corp.                       15,400                   672
  Prudential Financial, Inc.                        15,900                   664
* Yahoo! Inc.                                       14,600                   659
* Cendant Corp.                                     29,595                   659
  First Data Corp.                                  15,968                   656
  Cardinal Health, Inc.                             10,290                   629
  Washington Mutual, Inc.                           15,671                   629
* Forest Laboratories, Inc.                         10,000                   618
  Alcoa Inc.                                        16,188                   615
  Lehman Brothers Holdings, Inc.                     7,964                   615
  HCA Inc.                                          14,202                   610
  Gillette Co.                                      16,500                   606
  Illinois Tool Works, Inc.                          7,100                   596
  Clear Channel Communications, Inc.                12,530                   587
  FedEx Corp.                                        8,600                   580
* Genentech, Inc.                                    6,200                   580
  Lockheed Martin Corp.                             11,200                   576
  Newmont Mining Corp. Holding Co.                  11,689                   568
  Dow Chemical Co.                                  13,500                   561
  AFLAC Inc.                                        15,500                   561
  Guidant Corp.                                      9,300                   560
  Fifth Third Bancorp                                9,400                   556
  Waste Management, Inc.                            18,301                   542
* Zimmer Holdings, Inc.                              7,570                   533
* AT&T Wireless Services Inc.                       66,669                   533
  State Street Corp.                                10,200                   531
* Costco Wholesale Corp.                            14,200                   528
  Analog Devices, Inc.                              11,534                   526
  Maxim Integrated Products, Inc.                   10,300                   513
  Progressive Corp. of Ohio                          6,100                   510
  MBNA Corp.                                        20,400                   507
  Target Corp.                                      13,200                   507
* Veritas Software Corp.                            13,319                   495
  Kimberly-Clark Corp.                               8,372                   495
* WellPoint Health Networks Inc. Class A             5,000                   485
  SLM Corp.                                         12,700                   479
  The Gap, Inc.                                     20,125                   467
  Harley-Davidson, Inc.                              9,700                   461
* Agilent Technologies, Inc.                        15,763                   461
* InterActiveCorp                                   13,400                   455
  Colgate-Palmolive Co.                              9,000                   450
* Sun Microsystems, Inc.                           100,300                   450
  Union Pacific Corp.                                6,459                   449
  The Boeing Co.                                    10,640                   448
  Best Buy Co., Inc.                                 8,550                   447
* Corning, Inc.                                     42,800                   446
* Xilinx, Inc.                                      11,500                   445
* Staples, Inc.                                     16,237                   443
* The Kroger Co.                                    23,800                   441
  Apache Corp.                                       5,423                   440
* Starbucks Corp.                                   13,300                   440
  Devon Energy Corp.                                 7,623                   436
  Capital One Financial Corp.                        7,100                   435
* Bed Bath & Beyond, Inc.                           10,000                   433
  Golden West Financial Corp.                        4,200                   433
  Praxair, Inc.                                     11,200                   428
  Countrywide Financial Corp.                        5,533                   420
  General Dynamics Corp.                             4,600                   416
  Caterpillar, Inc.                                  5,000                   415
  Travelers Property Casualty Corp. Class A         24,698                   414
  International Game Technology                     11,600                   414
  Motorola, Inc.                                    29,206                   411
  Stryker Corp.                                      4,800                   408

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
* Kohl's Corp.                                       9,000         $         404
  Allstate Corp.                                     9,400                   404
  Charles Schwab Corp.                              34,050                   403
* PG&E Corp.                                        14,500                   403
* Lucent Technologies, Inc.                        141,100                   401
  Southwest Airlines Co.                            24,718                   399
* St. Jude Medical, Inc.                             6,484                   398
  Anadarko Petroleum Corp.                           7,796                   398
  Danaher Corp.                                      4,300                   394
  Metropolitan Life Insurance Co.                   11,700                   394
  John Hancock Financial Services, Inc.             10,400                   390
  Burlington Resources, Inc.                         7,000                   388
* KLA-Tencor Corp.                                   6,600                   387
* Amazon.com, Inc.                                   7,300                   384
  Baker Hughes, Inc.                                11,940                   384
* Xerox Corp.                                       27,700                   382
* Electronic Arts Inc.                               8,000                   382
* Symantec Corp.                                    11,000                   381
* Anthem, Inc.                                       5,036                   378
* Hughes Electronic Corp.                           22,771                   377
* Yum! Brands, Inc.                                 10,800                   371
  Aetna Inc.                                         5,469                   370
* Intuit, Inc.                                       6,900                   365
  Biomet, Inc.                                       9,925                   361
  The Principal Financial Group, Inc.               10,900                   360
  Paychex, Inc.                                      9,650                   359
  Avon Products, Inc.                                5,300                   358
* Lexmark International, Inc.                        4,500                   354
* Safeway, Inc.                                     15,934                   349
  Marriott International, Inc. Class A               7,500                   346
  Linear Technology Corp.                            8,200                   345
  Marsh & McLennan Cos., Inc.                        7,200                   345
* Medco Health Solutions, Inc.                      10,078                   343
* Apollo Group, Inc. Class A                         5,000                   340
  Federated Department Stores, Inc.                  7,200                   339
  Franklin Resources Corp.                           6,500                   338
  Wm. Wrigley Jr. Co.                                6,000                   337
  Adobe Systems, Inc.                                8,500                   334
  Norfolk Southern Corp.                            14,100                   333
  MBIA, Inc.                                         5,600                   332
* Altera Corp.                                      14,600                   331
  Bear Stearns Co., Inc.                             4,100                   328
  Honeywell International Inc.                       9,800                   328
  CVS Corp.                                          9,028                   326
  Automatic Data Processing, Inc.                    8,100                   321
* SunGard Data Systems, Inc.                        11,400                   316
  Moody's Corp.                                      5,200                   315
* Broadcom Corp.                                     9,200                   314
* Cox Communications, Inc. Class A                   9,100                   313
* Fiserv, Inc.                                       7,925                   313
* Micron Technology, Inc.                           23,100                   311
* Concord EFS, Inc.                                 20,950                   311
  Mattel, Inc.                                      16,080                   310
* National Semiconductor Corp.                       7,800                   307
  The Hartford Financial Services Group Inc.         5,200                   307
* Genzyme Corp.-General Division                     6,200                   306
* Apple Computer, Inc.                              14,300                   306
  M & T Bank Corp.                                   3,100                   305
* Gilead Sciences, Inc.                              5,200                   302
  Sovereign Bancorp, Inc.                           12,700                   302
* Computer Sciences Corp.                            6,800                   301
* Coach, Inc.                                        7,900                   298
  ITT Industries, Inc.                               4,000                   297
* EchoStar Communications Corp. Class A              8,657                   294
* Caremark Rx, Inc.                                 11,600                   294
  Microchip Technology, Inc.                         8,800                   294
  General Motors Corp.                               5,479                   293
* American Standard Cos., Inc.                       2,900                   292
  Starwood Hotels & Resorts Worldwide, Inc.          8,101                   291
  Centex Corp.                                       2,700                   291
* Edison International                              13,200                   289
  Burlington Northern Santa Fe Corp.                 8,938                   289
* Phelps Dodge Corp.                                 3,800                   289
* Sanmina-SCI Corp.                                 22,908                   289
  NIKE, Inc. Class B                                 4,200                   288
* Quest Diagnostics, Inc.                            3,900                   285
  Mylan Laboratories, Inc.                          11,250                   284
  Cintas Corp.                                       5,650                   283
* Affiliated Computer Services, Inc. Class A         5,200                   283
  Northrop Grumman Corp.                             2,959                   283
* Qwest Communications International Inc.           64,651                   279
* Novellus Systems, Inc.                             6,600                   278
  Health Management Associates Class A              11,512                   276
* Univision Communications Inc.                      6,910                   274
* Laboratory Corp. of America Holdings               7,400                   273
  Hilton Hotels Corp.                               15,879                   272
* Siebel Systems, Inc.                              19,610                   272
  Emerson Electric Co.                               4,200                   272
  Kinder Morgan, Inc.                                4,600                   272
* Interpublic Group of Cos., Inc.                   17,300                   270
  Harrah's Entertainment, Inc.                       5,400                   269
  Ambac Financial Group, Inc.                        3,850                   267
  Freeport-McMoRan Copper & Gold, Inc.Class B        6,300                   265

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
* PeopleSoft, Inc.                                  11,600         $         264
  Torchmark Corp.                                    5,800                   264
  IMS Health, Inc.                                  10,576                   263
* Office Depot, Inc.                                15,700                   262
  The Clorox Co.                                     5,400                   262
* BJ Services Co.                                    7,300                   262
  Schering-Plough Corp.                             14,900                   259
* Chiron Corp.                                       4,540                   259
  EOG Resources, Inc.                                5,600                   259
* Watson Pharmaceuticals, Inc.                       5,600                   258
  Zions Bancorp                                      4,200                   258
  D. R. Horton, Inc.                                 5,950                   257
* Varian Medical Systems, Inc.                       3,700                   256
* AutoZone Inc.                                      3,000                   256
  Legg Mason Inc.                                    3,300                   255
  Molex, Inc.                                        7,266                   253
* Network Appliance, Inc.                           12,339                   253
  Dollar General Corp.                              12,060                   253
  AmerisourceBergen Corp.                            4,500                   253
  Smurfit-Stone Container Corp.                     13,588                   252
* Teradyne, Inc.                                     9,900                   252
  XTO Energy, Inc.                                   8,900                   252
* Tenet Healthcare Corp.                            15,690                   252
* Dean Foods Co.                                     7,650                   251
* Avaya Inc.                                        19,400                   251
* Fox Entertainment Group, Inc.Class A               8,600                   251
  MGIC Investment Corp.                              4,400                   251
* Synopsys, Inc.                                     7,400                   250
  Coca-Cola Enterprises, Inc.                       11,400                   249
* Sealed Air Corp.                                   4,600                   249
* QLogic Corp.                                       4,800                   248
* SPX Corp.                                          4,200                   247
* Waters Corp.                                       7,400                   245
  Archer-Daniels-Midland Co.                        16,121                   245
  The Bank of New York Co., Inc.                     7,400                   245
  Pulte Homes, Inc.                                  2,600                   243
* Advanced Micro Devices, Inc.                      16,300                   243
  The Pepsi Bottling Group, Inc.                    10,000                   242
  Mellon Financial Corp.                             7,500                   241
  Lennar Corp. Class A                               2,500                   240
  Jones Apparel Group, Inc.                          6,800                   240
* Express Scripts Inc.                               3,600                   239
* LAM Research Corp.                                 7,400                   239
  Radian Group, Inc.                                 4,900                   239
* Thermo Electron Corp.                              9,475                   239
* Unisys Corp.                                      16,000                   238
  Loews Corp.                                        4,800                   237
* JDS Uniphase Corp.                                65,000                   237
  American Power Conversion Corp.                    9,700                   237
* Pactiv Corp.                                       9,900                   237
  Ford Motor Co.                                    14,765                   236
  Manpower Inc.                                      5,000                   235
  Sigma-Aldrich Corp.                                4,100                   234
* The Dun & Bradstreet Corp.                         4,600                   233
* NVIDIA Corp.                                      10,000                   232
* Jabil Circuit, Inc.                                8,200                   232
* BEA Systems, Inc.                                 18,800                   231
  CenturyTel, Inc.                                   7,075                   231
  Republic Services, Inc. Class A                    9,000                   231
* Cadence Design Systems, Inc.                      12,800                   230
* Celgene Corp.                                      5,100                   230
* Mercury Interactive Corp.                          4,700                   229
* AES Corp.                                         24,100                   227
  Lear Corp.                                         3,700                   227
* Pioneer Natural Resources Co.                      7,100                   227
* L-3 Communications Holdings, Inc.                  4,400                   226
  Rouse Co. REIT                                     4,800                   226
* DST Systems, Inc.                                  5,400                   225
* Citizens Communications Co.                       18,137                   225
  Gentex Corp.                                       5,100                   225
* Career Education Corp.                             5,600                   224
* Smith International, Inc.                          5,400                   224
* Oxford Health Plans, Inc.                          5,100                   222
* Host Marriott Corp. REIT                          18,000                   222
* Whole Foods Market, Inc.                           3,300                   221
* Solectron Corp.                                   37,400                   221
* IVAX Corp.                                         9,237                   221
  Foot Locker, Inc.                                  9,400                   220
* NTL Inc.                                           3,157                   220
  Liz Claiborne, Inc.                                6,200                   220
* Barr Pharmaceuticals Inc.                          2,850                   219
* MedImmune Inc.                                     8,624                   219
* Mohawk Industries, Inc.                            3,100                   219
  Expeditors International of Washington, Inc.       5,800                   218
* Robert Half International, Inc.                    9,300                   217
  The PMI Group Inc.                                 5,800                   216
* Tellabs, Inc.                                     25,500                   215
* 3Com Corp.                                        26,300                   215
  Fastenal Co.                                       4,300                   215
* Sprint PCS                                        38,100                   214
  Gannett Co., Inc.                                  2,400                   214
  Telephone & Data Systems, Inc.                     3,400                   213
* Williams-Sonoma, Inc.                              6,100                   212
* Patterson Dental Co.                               3,300                   212
  RadioShack Corp.                                   6,900                   212
* Brinker International, Inc.                        6,350                   211
* Energizer Holdings, Inc.                           5,600                   210
  Plum Creek Timber Co. Inc. REIT                    6,900                   210
* NVR, Inc.                                            450                   210
  Universal Health Services Class B                  3,900                   209
* Henry Schein, Inc.                                 3,100                   209
* Level 3 Communications, Inc.                      36,700                   209

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
  Hasbro, Inc.                                       9,825         $         209
  CDW Corp.                                          3,600                   208
  DENTSPLY International Inc.                        4,600                   208
  Pogo Producing Co.                                 4,300                   208
* AutoNation, Inc.                                  11,300                   208
* SanDisk Corp.                                      3,387                   207
  New York Community Bancorp, Inc.                   5,437                   207
* Coventry Health Care Inc.                          3,200                   206
  Fluor Corp.                                        5,200                   206
* Health Net Inc.                                    6,300                   206
  Outback Steakhouse                                 4,650                   206
* Ceridian Corp.                                     9,800                   205
  PETsMART, Inc.                                     8,600                   205
* Constellation Brands, Inc. Class A                 6,200                   204
* MGM Mirage, Inc.                                   5,414                   204
* Avnet, Inc.                                        9,400                   204
* Park Place Entertainment Corp.                    18,800                   204
  GTECH Holdings Corp.                               4,100                   203
* Allied Waste Industries, Inc.                     14,600                   203
* LSI Logic Corp.                                   22,800                   202
* Westwood One, Inc.                                 5,900                   202
* Iron Mountain, Inc.                                5,100                   202
  Intersil Corp.                                     8,100                   201
* Navistar International Corp.                       4,200                   201
* Biogen Idec Inc                                    5,460                   201
* Patterson-UTI Energy, Inc.                         6,100                   201
* Convergys Corp.                                   11,500                   201
* UTStarcom, Inc.                                    5,400                   200
  Noble Energy, Inc.                                 4,500                   200
* Compuware Corp.                                   33,100                   200
  Southern Co.                                       6,600                   200
* Providian Financial Corp.                         17,100                   199
  Michaels Stores, Inc.                              4,500                   199
  NSTAR                                              4,100                   199
  Darden Restaurants Inc.                            9,450                   199
  Janus Capital Group Inc.                          12,100                   199
  ENSCO International, Inc.                          7,300                   198
  Rockwell Collins, Inc.                             6,600                   198
* Dollar Tree Stores, Inc.                           6,550                   197
  Lyondell Chemical Co.                             11,600                   197
  Baxter International, Inc.                         6,400                   195
  Precision Castparts Corp.                          4,300                   195
* Citrix Systems, Inc.                               9,200                   195
  Leucadia National Corp.                            4,200                   194
* Apogent Technologies Inc.                          8,400                   194
  Williams Cos., Inc.                               19,700                   193
  BB&T Corp.                                         5,000                   193
* SICOR, Inc.                                        7,100                   193
  Medicis Pharmaceutical Corp.                       2,700                   192
  Exelon Corp.                                       2,900                   192
* Toys R Us, Inc.                                   15,200                   192
* Pride International, Inc.                         10,300                   192
* CarMax, Inc.                                       6,203                   192
* Newfield Exploration Co.                           4,300                   191
  Brunswick Corp.                                    6,000                   191
  Tyson Foods, Inc.                                 14,331                   190
  Catellus Development Corp.                         7,843                   189
  Reebok International Ltd.                          4,800                   189
* CIENA Corp.                                       28,400                   189
  E.W. Scripps Co. Class A                           2,000                   188
  Mandalay Resort Group                              4,200                   188
  HCC Insurance Holdings, Inc.                       5,900                   188
* Jacobs Engineering Group Inc.                      3,900                   187
* Lamar Advertising Co. Class A                      5,000                   187
* Cooper Cameron Corp.                               4,000                   186
* Andrx Group                                        7,753                   186
* Entercom Communications Corp.                      3,500                   185
* NCR Corp.                                          4,768                   185
  W.W. Grainger, Inc.                                3,900                   185
* Cablevision Systems NY Group Class A               7,894                   185
* Rite Aid Corp.                                    30,400                   184
* Rowan Cos., Inc.                                   7,900                   183
* Toll Brothers, Inc.                                4,600                   183
* Storage Technology Corp.                           7,100                   183
  C.H. Robinson Worldwide, Inc.                      4,800                   182
* BMC Software, Inc.                                 9,700                   181
  Certegy, Inc.                                      5,500                   180
  McKesson Corp.                                     5,600                   180
  Northeast Utilities                                8,900                   179
  IndyMac Bancorp, Inc. REIT                         6,000                   179
  Transatlantic Holdings, Inc.                       2,200                   178
* Markel Corp.                                         700                   177
* Del Monte Foods Co.                               17,000                   177
* Weight Watchers International, Inc.                4,600                   176
* The Cheesecake Factory                             4,000                   176
  Furniture Brands International Inc.                6,000                   176
* Pharmaceutical Resources, Inc.                     2,700                   176
* Metro-Goldwyn-Mayer Inc.                          10,273                   176
* J.B. Hunt Transport Services, Inc.                 6,500                   176
  The St. Joe Co.                                    4,700                   175
  Peabody Energy Corp.                               4,200                   175
  Total System Services, Inc.                        5,600                   174
* Lincare Holdings, Inc.                             5,800                   174
* Ingram Micro, Inc. Class A                        10,900                   173
* Varco International, Inc.                          8,400                   173
* Cytec Industries, Inc.                             4,500                   173
* Big Lots Inc.                                     12,100                   172
* Smithfield Foods, Inc.                             8,300                   172
* Rent-A-Center, Inc.                                5,700                   170
* Grant Prideco, Inc.                               13,015                   169
  Reynolds & Reynolds Class A                        5,800                   168

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
* Saks Inc.                                         11,200         $         168
* Stericycle, Inc.                                   3,600                   168
  PepsiAmericas, Inc.                                9,800                   168
  Valero Energy Corp.                                3,600                   167
* Hovnanian Enterprises Inc.Class A                  1,900                   165
  Dominion Resources, Inc.                           2,590                   165
* Sepracor Inc.                                      6,900                   165
* Barnes & Noble, Inc.                               5,000                   164
* Westport Resources Corp.                           5,500                   164
  Tootsie Roll Industries, Inc.                      4,542                   163
* Performance Food Group Co.                         4,500                   163
* Alleghany Corp.                                      730                   162
  Nucor Corp.                                        2,900                   162
* WellChoice Inc.                                    4,700                   162
  Georgia Pacific Group                              5,272                   162
* ADC Telecommunications, Inc.                      54,400                   162
* CNA Financial Corp.                                6,700                   161
* Krispy Kreme Doughnuts, Inc.                       4,400                   161
* National-Oilwell, Inc.                             7,200                   161
* Abercrombie & Fitch Co.                            6,500                   161
  Packaging Corp. of America                         7,300                   160
* United Defense Industries Inc.                     5,000                   159
* FMC Technologies Inc.                              6,803                   158
  Polo Ralph Lauren Corp.                            5,500                   158
* Arrow Electronics, Inc.                            6,800                   157
  Monsanto Co.                                       5,454                   157
  Kerr-McGee Corp.                                   3,374                   157
* BOK Financial Corp.                                4,020                   156
* Borders Group, Inc.                                7,100                   156
  Herman Miller, Inc.                                6,300                   153
  Becton, Dickinson & Co.                            3,700                   152
* Endo Pharmaceuticals Holdings, Inc.                7,900                   152
* Timberland Co.                                     2,900                   151
  CSX Corp.                                          4,200                   151
  ALLTEL Corp.                                       3,230                   150
  National City Corp.                                4,400                   149
  BlackRock, Inc.                                    2,800                   149
  Helmerich & Payne, Inc.                            5,300                   148
* Scotts Co.                                         2,500                   148
* Eon Labs, Inc.                                     2,900                   148
* Columbia Sportswear Co.                            2,700                   147
  Reinsurance Group of America, Inc.                 3,800                   147
* American Pharmaceuticals Partners, Inc.            4,350                   146
* JetBlue Airways Corp.                              5,475                   145
  Alberto-Culver Co. Class B                         2,300                   145
* ChoicePoint Inc.                                   3,800                   145
* BISYS Group, Inc.                                  9,700                   144
  Wesco Financial Corp.                                410                   144
  Hearst-Argyle Television Inc.                      5,200                   143
  International Paper Co.                            3,300                   142
* U.S. Cellular Corp.                                4,000                   142
* Owens-Illinois, Inc.                              11,700                   139
* Swift Transportation Co., Inc.                     6,600                   139
  ServiceMaster Co.                                 11,900                   139
  Eaton Vance Corp.                                  3,700                   136
  Northern Trust Corp.                               2,900                   135
* Key Energy Services, Inc.                         13,000                   134
  Omnicom Group Inc.                                 1,500                   131
  Estee Lauder Cos. Class A                          3,300                   130
  Black & Decker Corp.                               2,500                   123
  Kellogg Co.                                        3,200                   122
  Investors Financial Services Corp.                 3,100                   119
* Mettler-Toledo International Inc.                  2,800                   118
  General Mills, Inc.                                2,400                   109
  Federated Investors, Inc.                          3,700                   109
  Martin Marietta Materials, Inc.                    2,300                   108
  Duke Energy Corp.                                  5,000                   102
  Sara Lee Corp.                                     4,700                   102
* Millipore Corp.                                    2,300                    99
  SunTrust Banks, Inc.                               1,300                    93
  AT&T Corp.                                         4,531                    92
  Sprint Corp.                                       5,600                    92
* BearingPoint, Inc.                                 9,000                    91
* Interactive Data Corp.                             5,400                    89
  Sabre Holdings Corp.                               4,140                    89
  R.J. Reynolds Tobacco Holdings, Inc.               1,501                    87
* The MONY Group Inc.                                2,700                    84
* Maxtor Corp.                                       7,500                    83
* DeVry, Inc.                                        3,200                    80
  News Corp. Ltd. Pfd. ADR                           2,546                    77
* Triad Hospitals, Inc.                              2,300                    76
* AGCO Corp.                                         3,700                    74
  NiSource, Inc.                                     3,377                    74
* PanAmSat Corp.                                     3,404                    73
* Polycom, Inc.                                      3,600                    70
  Computer Associates International, Inc.            2,362                    65
  Amerada Hess Corp.                                 1,200                    64
* Vishay Intertechnology, Inc.                       2,600                    60
* Amkor Technology, Inc.                             3,220                    59
* First Health Group Corp.                           3,000                    58
  Beckman Coulter, Inc.                              1,100                    56
* Tech Data Corp.                                    1,300                    52
  ProLogis REIT                                      1,565                    50
  Travelers Property Casualty Corp.Class B           2,879                    49
  SCANA Corp.                                        1,400                    48
* Valassis Communications, Inc.                      1,400                    41
  Belo Corp. Class A                                 1,400                    40

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                       SHARES                 (000)
--------------------------------------------------------------------------------
* Brocade Communications Systems, Inc.               6,800         $          39
  Limited Brands, Inc.                               2,138                    39
* Instinet Group Inc.                                6,800                    35
  Autodesk, Inc.                                     1,400                    34
* King Pharmaceuticals, Inc.                         2,200                    34
  ConAgra Foods, Inc.                                1,200                    32
  Lennar Corp. Class B                                 340                    31
  Nordstrom, Inc.                                      900                    31
  Nationwide Financial Services, Inc.                  900                    30
  Albertson's, Inc.                                  1,300                    29
  Newell Rubbermaid, Inc.                            1,218                    28
  Cinergy Corp.                                        700                    27
  Electronic Data Systems Corp.                      1,100                    27
  FirstEnergy Corp.                                    700                    25
* Alliant Techsystems, Inc.                            400                    23
  LaBranche & Co. Inc.                               1,900                    22
  PNC Financial Services Group                         400                    22
  St. Paul Cos., Inc.                                  400                    16
  Xcel Energy, Inc.                                    900                    15
  TXU Corp.                                            600                    14
  First Tennessee National Corp.                       300                    13
  Delphi Corp.                                       1,235                    13
* Monster Worldwide Inc.                               400                     9
  Diamond Offshore Drilling, Inc.                      400                     8
* Dynegy, Inc.                                       1,900                     8
* Pixar, Inc.                                          100                     7
  StanCorp Financial Group, Inc.                       100                     6
  El Paso Corp.                                        600                     5
  Winn-Dixie Stores, Inc.                              400                     4
  Trizec Properties, Inc. REIT                         200                     3
* Agere Systems Inc. Class B                           277                     1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $164,313)                                                        240,780
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (51.1%)
--------------------------------------------------------------------------------
ALASKA (0.4%)
Matanuska-Susitna Borough AK GO
  5.50%, 3/1/2012 (3)                                1,695         $       1,958

ARIZONA (2.2%)
Arizona Transp. Board Highway Rev.
  5.25%, 7/1/2017                                    2,215                 2,446
  5.25%, 7/1/2020                                    1,965                 2,135
Phoenix AZ Civic Improvement Corp. Water System Rev.
  5.50%, 7/1/2015 (3)                                5,525                 6,267
                                                                   -------------
                                                                   $      10,848
                                                                   -------------
CALIFORNIA (2.8%)
California GO
  6.40%, 2/1/2006 (1)                                  500                   549
  6.00%, 2/1/2016                                    2,000                 2,297
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)
  6.25%, 7/1/2006 (1)                                  395                   439
California Public Works Board Lease Rev.
  (Dept. of Corrections)
  5.00%, 9/1/2011 (2)                                1,535                 1,673
California State Dept. Water Resources
  Power Supply Rev.
  5.50%, 5/1/2015 (2)                                3,000                 3,401
Central Coast California Water Auth. Rev.
  6.00%, 10/1/2008 (2)                               1,000                 1,129
Clovis CA USD GO
  0.00%, 8/1/2005 (3) (ETM)                          2,000                 1,957
Los Angeles CA USD GO
  6.00%, 7/1/2008 (3)                                1,000                 1,162
San Bernardino County CA Medical Center COP
  5.50%, 8/1/2005 (1)                                  500                   533
South Orange County CA Public Finance Auth. Rev.
  7.00%, 9/1/2006 (1)                                  875                   997
                                                                   -------------
                                                                   $      14,137
                                                                   -------------
COLORADO (0.6%)
Colorado Springs CO Util. System Rev.
  5.375%, 11/15/2013                                 2,775                 3,128

CONNECTICUT (1.8%)
Connecticut GO
  5.00%, 8/1/2009 (4)                                3,000                 3,370
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)
  5.00%, 9/1/2009 (4)                                5,000                 5,621
                                                                   -------------
                                                                   $       8,991
                                                                   -------------
DISTRICT OF COLUMBIA (1.3%)
District of Columbia GO
  5.50%, 6/1/2004 (4) (ETM)                            260                   265
  5.50%, 6/1/2004 (4)                                  740                   754
  6.75%, 6/1/2005 (1)                                    5                     5
  5.50%, 6/1/2007 (4)                                1,490                 1,656
  5.40%, 6/1/2012 (2)                                  455                   507
District of Columbia Univ. Rev.
  (George Washington Univ.)
  6.00%, 9/15/2011 (1)                               3,000                 3,489
                                                                   -------------
                                                                   $       6,676
                                                                   -------------

--------------------------------------------------------------------------------
                                                      FACE                MARKET
TAX-MANAGED                                         AMOUNT                VALUE*
BALANCED FUND                                        (000)                 (000)
--------------------------------------------------------------------------------
FLORIDA (2.0%)
Florida Division Board Financial Dept. of
  General Services Systems Rev.
    (Dept. of Environmental Protection)
  5.00%, 7/1/2009 (1)                                3,000                 3,360
Florida Board of Educ. Public Educ.
  5.00%, 6/1/2008                                    3,675                 4,088
Florida Turnpike Auth. Rev.
  5.25%, 7/1/2009 (3)                                  485                   543
  5.25%, 7/1/2010 (3)                                  825                   924
Tampa FL Health System Rev. (Catholic Healthcare East)
  5.00%, 11/15/2009 (1)                              1,000                 1,115
                                                                   -------------
                                                                   $      10,030
                                                                   -------------
GEORGIA (1.5%)
Atlanta GA Airport Fac. Rev.
  5.75%, 1/1/2013 (3)                                3,370                 3,837
Georgia Muni. Electric Power Auth. Rev.
  6.25%, 1/1/2012 (1)                                3,000                 3,618
                                                                   -------------
                                                                   $       7,455
                                                                   -------------
HAWAII (0.4%)
Hawaii GO
  5.875%, 10/1/2010 (1) (Prere.)                     1,870                 2,213

ILLINOIS (1.8%)
Chicago IL (City Colleges Improvement) GO
  0.00%, 1/1/2012 (3)                                2,380                 1,750

Illinois GO
  5.25%, 8/1/2012 (1)                                3,700                 4,217

Illinois Sales Tax Rev.
  0.00%, 12/15/2016 (2)                              5,000                 2,809
                                                                   -------------
                                                                   $       8,776
                                                                   -------------

KANSAS (0.3%)
Kansas Dept. of Transp. Highway Rev. VRDO
   1.16%, 1/2/2004                                   1,430                 1,430

LOUISIANA (0.6%)
Louisiana GO
  5.50%, 5/15/2015 (3)                               2,665                 3,001


MARYLAND (0.9%)
Prince Georges County GO
  5.00%, 10/1/2008                                   3,805                 4,259

MASSACHUSETTS (3.8%)
Chelsea MA GO
  5.50%, 6/15/2011 (2)                                 740                   836
  5.50%, 6/15/2012 (2)                                 735                   829
Massachusetts Go
  5.00%, 8/1/2007                                    3,000                 3,290
Massachusetts Bay Transp. Auth. Rev.
  6.25%, 3/1/2005                                    1,000                 1,058
  5.125%, 3/1/2013                                   1,695                 1,868
Massachusetts Dev. Finance Agency Rev.
  (Smith College) Vrdo
  1.18%, 1/7/2004                                    1,000                 1,000

Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)
  6.50%, 7/1/2012                                    1,880                 1,955
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Univ.) VRDO
  0.95%, 1/7/2004                                    1,300                 1,300
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Northeastern Univ.)
  5.00%, 10/1/2017 (1)                               1,000                 1,072
Massachusetts Water Pollution Abatement Trust
  6.00%, 8/1/2010                                    1,780                 2,073
Massachusetts Water Resources Auth. Rev.
  5.75%, 8/1/2004 (1) (Prere.)                         300                   313
  5.25%, 8/1/2017 (4)                                3,000                 3,407
                                                                   -------------
                                                                   $      19,001
                                                                   -------------

MICHIGAN (1.7%)
Dickinson County MI Memorial Hosp. System Rev.
  7.625%, 11/1/2004 (Prere.)                           130                   138
Michigan Building Auth. Rev.
  5.30%, 10/1/2007 (2) (Prere.)                      1,250                 1,420
  5.125%, 10/15/2008                                 3,015                 3,390
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)
  5.875%, 10/1/2010 (Prere.)                         2,110                 2,516
Univ. of Michigan Hosp. Rev. VRDO
  1.12%, 1/7/2004                                    1,000                 1,000
                                                                   -------------
                                                                   $       8,464
                                                                   -------------

MISSISSIPPI (1.1%)
Mississippi GO
  5.50%, 12/1/2018                                   2,750                 3,200
  5.50%, 12/1/2019                                   2,000                 2,325
                                                                   -------------
                                                                   $       5,525
                                                                   -------------
MISSOURI (1.6%)
Missouri Health & Educ. Fac. Auth. (Washington Univ.)
  6.00%, 3/1/2010                                    4,000                 4,738

--------------------------------------------------------------------------------
                                                      FACE                MARKET
TAX-MANAGED                                         AMOUNT                VALUE*
BALANCED FUND                                        (000)                 (000)
--------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal - Presbyterian Hosp.)
  5.50%, 12/1/2015 (4)                               2,965         $       3,308
                                                                   -------------
                                                                   $       8,046
                                                                   -------------
NEBRASKA (0.1%)
Nebraska Public Power Dist. Rev.
  5.25%, 1/1/2010 (1)                                  125                   139
  5.25%, 1/1/2011 (1)                                  225                   250
                                                                   -------------
                                                                   $         389
                                                                   -------------
NEVADA (0.5%)
Clark County NV Airport Improvement Rev.
  5.00%, 7/1/2005 (1)                                1,705                 1,795
Clark County NV School Dist. GO
  5.90%, 6/15/2006 (3) (Prere.)                        750                   834
                                                                   -------------
                                                                   $       2,629
                                                                   -------------
NEW JERSEY (3.0%)
New Jersey GO
  5.00%, 7/15/2009                                   3,000                 3,354

New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.
  5.70%, 7/1/2004 (1) (Prere.)                         400                   417
New Jersey Transp. Corp. COP
  5.50%, 9/15/2011 (2)                               3,000                 3,439
New Jersey Transp. Trust Fund Auth. Rev.
  6.00%, 6/15/2005 (2)                               2,500                 2,666
  6.00%, 6/15/2008                                     250                   284
  6.00%, 12/15/2011 (1) (Prere.)                       625                   752
  6.00%, 12/15/2011 (1) (Prere.)                     1,440                 1,732
  5.00%, 6/15/2014                                   1,555                 1,691
  6.00%, 12/15/2014 (1)                                330                   390
                                                                   -------------
                                                                   $      14,725
                                                                   -------------
NEW YORK (6.3%)
Erie County NY GO
  6.125%, 1/15/2011 (3)                                610                   723
Hempstead NY GO
 5.625%, 2/1/2006 (3) (Prere.)                         155                   171
  5.625%, 2/1/2011 (3)                                 685                   750
Huntington NY GO
  6.70%, 2/1/2010 (3)                                  375                   453
Long Island NY Power Auth. Electric System Rev.
  5.50%, 12/1/2009 (2)                               2,000                 2,294
  5.50%, 12/1/2012 (4) (ETM)                         2,000                 2,343
Metro. New York Transp. Auth. Rev. (Commuter Fac.)
  6.00%, 7/1/2006 (1) (ETM)                          1,000                 1,108
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)
  6.125%, 4/1/2010 (3) (Prere.)                      2,110                 2,512
New York City NY GO
7.10%, 8/15/2004 (Prere.)                              500                   524
6.375%, 8/15/2005 (Prere.)                             340                   371
6.375%, 8/15/2009                                      300                   324
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO
  1.30%, 1/2/2004 (3)                                3,250                 3,250
New York City NY Transitional Finance Auth. Rev.
  5.875%, 11/1/2012                                  3,305                 3,835
  5.375%, 2/1/2013                                   2,000                 2,268
New York City NY Transitional Finance Auth. Rev. VRDO
  1.28%, 1/2/2004                                    1,500                 1,500
New York State Dormitory Auth. Rev. (State Univ.)
  5.375%, 5/15/2007 (2)                                400                   444
New York State Dormitory Auth. Rev.
  (Vassar Brothers Hosp.)
  5.10%, 7/1/2010 (4)                                1,500                 1,643
New York State Environmental Fac. Corp. PCR
  (State Water Recovery Fund)
  6.35%, 6/15/2004 (Prere.)                            295                   307
  6.35%, 6/15/2006                                     225                   233
New York State Thruway Auth. Rev. (Service Contract)
  5.40%, 4/1/2004 (1) (Prere.)                         400                   412
  5.50%, 4/1/2014                                    4,000                 4,505
Suffolk County NY GO
  5.00%, 4/1/2007 (3)                                1,120                 1,228
                                                                   -------------
                                                                   $      31,198
                                                                   -------------

NORTH CAROLINA (0.5%)
North Carolina Eastern Muni. Power Agency Rev.
  5.125%, 1/1/2014                                   2,400                 2,548

OHIO (3.6%)
Butler County OH Transp. Improvement Dist. Rev.
  6.00%, 4/1/2012 (4)                                2,250                 2,602
Cleveland OH Airport System Rev. VRDO
  1.25%, 1/7/2004 (4)                                3,300                 3,300
Cleveland OH Public Power System Rev.
  7.00%, 11/15/2004 (1) (Prere.)                     2,750                 2,947

--------------------------------------------------------------------------------
                                                      FACE                MARKET
TAX-MANAGED                                         AMOUNT                VALUE*
BALANCED FUND                                        (000)                 (000)
--------------------------------------------------------------------------------
Hamilton County OH Hosp. Fac. Rev.
  (Health Alliance of Greater Cincinnati) VRDO
  1.07%, 1/7/2004 (1)                                1,040         $       1,040
  1.12%, 1/7/2004 (1)                                  960                   960
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)
  6.00%, 9/1/2004 (1)                                1,080                 1,115
  5.625%, 9/1/2013 (1)                               1,775                 2,004
OH Infrastructure Improvements
  5.50%, 2/1/2019                                    2,000                 2,313
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO
  1.30%, 1/2/2004                                      800                   800
Ohio Housing Finance Agency Mortgage Rev.
  5.025%, 3/1/2021                                     290                   291
Ohio Water Dev. Auth. Rev.
  6.00%, 12/1/2004 (2) (Prere.)                        315                   319
  6.00%, 12/1/2008 (2) (Prere.)                         75                    76
Ohio Water Dev. Auth. Rev. (Pure Water)
  5.75%, 12/1/2005 (1)                                 105                   106
                                                                   -------------
                                                                   $      17,873
                                                                   -------------

OREGON (0.6%)
Oregon State Dept. Administrative Services
  5.75%, 4/1/2014 (4)                                2,400                 2,748

PENNSYLVANIA (3.0%)
Montgomery County PA IDA PCR (PECO Energy) PUT
  5.20%, 10/1/2004                                   2,000                 2,045
Pennsylvania Convention Center Auth. Rev.
  6.70%, 9/1/2014 (1)                                  500                   528
Pennsylvania GO
  5.00%, 7/1/2009 (3)                                5,000                 5,611
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
  5.25%, 12/1/2009 (2)                                 195                   219
  5.25%, 12/1/2009 (2) (ETM)                           420                   474
  5.25%, 12/1/2011 (2)                                 145                   163
  5.25%, 12/1/2011 (2) (ETM)                           310                   349
Philadelphia PA Airport Parking Auth.
  5.75%, 9/1/2008 (2)                                1,150                 1,311
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO
  1.30%, 1/2/2004                                    1,100                 1,100
Philadelphia PA School Dist. GO
  6.25%, 9/1/2005 (2)                                  870                   938
Philadelphia PA Water & Waste Water Rev.
  6.25%, 8/1/2009 (1)                                1,000                 1,183
Pittsburgh PA GO
  5.20%, 3/1/2010 (3)                                  580                   610
Pittsburgh PA Water & Sewer Auth. Rev.
  5.60%, 9/1/2005 (3) (Prere.)                         235                   252
                                                                   -------------
                                                                   $      14,783
                                                                   -------------

PUERTO RICO (0.6%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
  5.25%, 7/1/2014 (3)                                2,425                 2,793

SOUTH DAKOTA (0.2%)
South Dakota Building Auth. Lease Rev.
  5.25%, 12/1/2010 (2)                               1,000                 1,109

TENNESSEE (1.0%)
Memphis Tennessee Electric System Revenue
  5.00%, 12/1/2010 (1)                               2,300                 2,587
Metro. Govt. of Nashville & Davidson County
  TN Water & Sewer Rev.
  6.50%, 1/1/2009 (3)                                2,000                 2,365
                                                                   -------------
                                                                   $       4,952
                                                                   -------------

TEXAS (4.7%)
Austin TX Combined Util. System Rev.
  5.60%, 5/15/2005 (1) (Prere.)                      1,205                 1,276
Austin TX Water & Wastewater System Rev.
  5.75%, 5/15/2011 (1)                               2,200                 2,527
Brazos River TX Harbor Navigation Dist.
  Brazoria County Environmental
    (Dow Chemical Co. Project) PUT
  5.20%, 5/15/2008                                     800                   856
Carrollton TX Independent School Dist. GO
  6.00%, 2/15/2009 (Prere.)                          2,925                 3,410
Dallas TX Civic Center Refunding & Improvement Rev.
  4.60%, 8/15/2009 (1)                                 110                   120
  4.70%, 8/15/2010 (1)                                 815                   882

--------------------------------------------------------------------------------
                                                      FACE                MARKET
TAX-MANAGED                                         AMOUNT                VALUE*
BALANCED FUND                                        (000)                 (000)
--------------------------------------------------------------------------------
Harris County TX Health Fac.
  Dev. Corp. Rev. (St. Luke's
    Episcopal Hosp.) VRDO
  1.30%, 1/2/2004                                    2,650         $       2,650
Harris County TX Health Fac. Dev.
  Corp. Rev. (Young Men's
    Christian Assoc. of Greater Houston) VRDO
  1.30%, 1/2/2004 LOC                                  700                   700
Houston TX Water & Sewer System Rev.
  0.00%, 12/1/2008 (2)                               2,750                 2,401
Lubbock TX Health Fac. Dev. Corp.
  Rev. (St. Joseph's Health System)
  5.00%, 7/1/2008 (4)                                1,645                 1,818
Northwest Texas Independent
  School Dist. GO
  0.00%, 8/15/2004                                   2,205                 2,189
San Antonio TX Electric & Gas Rev.
  5.125%, 2/1/2009                                   1,000                 1,120
San Antonio TX Water Rev.
  6.50%, 5/15/2004 (1) (Prere.)                         15                    15
6.50%, 5/15/2010 (1) (ETM)                              75                    89
Texas Muni. Power Agency Rev.
  0.00%, 9/1/2010 (2) (ETM)                            160                   129
University Houston TX Univ Rev.
  5.25%, 2/15/2009 (4)                               3,000                 3,380
                                                                   -------------
                                                                   $      23,562
                                                                   -------------
UTAH (0.1%)
Intermountain Power Agency
  Utah Power Supply Rev.
  5.20%, 7/1/2006 (ETM)                                400                   409
Salt Lake City UT Building Auth. Lease Rev.
  5.90%, 10/1/2004 (1) (Prere.)                        260                   272
                                                                   -------------
                                                                   $         681
                                                                   -------------

VIRGINIA (0.9%)
Henrico County VA Water & Sewer Rev.
  5.25%, 5/1/2011                                    1,485                 1,660
Virginia Commonwealth Transp.
  Board Federal Highway Rev.
  5.00%, 10/1/2009                                   2,000                 2,250
Virginia Transp. Board Rev.
  6.00%, 5/15/2004 (Prere.)                            500                   514
                                                                   -------------
                                                                   $       4,424
                                                                   -------------

WASHINGTON (0.6%)
King County WA Library System GO
  6.05%, 12/1/2006 (Prere.)                          1,000                 1,123
Seattle WA Muni. Light & Power Rev.
  6.25%, 7/1/2004 (Prere.)                             700                   732
Washington GO
  6.00%, 6/1/2012                                    1,000                 1,188
                                                                   -------------
                                                                   $       3,043
                                                                   -------------
WISCONSIN (0.6%)
Wisconsin GO
  5.75%, 5/1/2011 (Prere.)                           1,340                 1,575
  5.75%, 5/1/2012 (Prere.)                           1,355                 1,565
                                                                   -------------
                                                                   $       3,140
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
    (Cost $240,028)                                                $     254,535
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%)
    (Cost $404,341)                                                $     495,315
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      4,078
Liabilities                                                              (1,110)
                                                                   -------------
                                                                   $      2,968
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 28,112,294 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $     498,283
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $       17.72
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.


--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                    AMOUNT                   PER
                                                     (000)                 SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                   $445,150         $      15.83
Overdistributed Net
  Investment Income                                   (847)                (.03)
Accumulated Net Realized Losses                    (36,994)               (1.32)
Unrealized Appreciation                             90,974                 3.24
--------------------------------------------------------------------------------
NET ASSETS                                        $498,283         $      17.72
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets..

KEY TO ABBREVIATIONS
ADR--American Depositary Receipt.
BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
REIT--Real Estate Investment Trust.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
UFSD--Union Free School District.
USD--United School District.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

SCHEDULED PRINCIPAL AND INTEREST PAYMENTS ARE GUARANTEED BY:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.
LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                              SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                           2,260,816         $      70,040
  Microsoft Corp.                                2,434,568                67,048
  ExxonMobil Corp.                               1,488,194                61,016
  Pfizer Inc.                                    1,718,387                60,711
  Citigroup, Inc.                                1,161,510                56,380
  Wal-Mart Stores, Inc.                            974,386                51,691
  Intel Corp.                                    1,470,736                47,358
  American International Group, Inc.               587,163                38,917
* Cisco Systems, Inc.                            1,554,402                37,756
  International Business Machines Corp.            387,436                35,908
  Johnson & Johnson                                668,392                34,529
  The Procter & Gamble Co.                         291,868                29,152
  The Coca-Cola Co.                                551,926                28,010
  Bank of America Corp.                            334,601                26,912
  Altria Group, Inc.                               457,379                24,891
  Merck & Co., Inc.                                500,958                23,144
  Wells Fargo & Co.                                381,004                22,437
  Verizon Communications                           621,764                21,811
  ChevronTexaco Corp.                              240,675                20,792
* Dell Inc.                                        576,500                19,578
  SBC Communications Inc.                          745,470                19,434
  United Parcel Service, Inc.                      253,100                18,869
* Time Warner, Inc.                              1,018,214                18,318
  Home Depot, Inc.                                 512,329                18,183
  PepsiCo, Inc.                                    386,580                18,022
* Amgen, Inc.                                      290,404                17,947
  Eli Lilly & Co.                                  252,796                17,779
  Viacom Inc. Class B                              390,175                17,316
  J.P. Morgan Chase & Co.                          459,490                16,877
  Fannie Mae                                       218,732                16,418
  Abbott Laboratories                              352,094                16,408
  Hewlett-Packard Co.                              686,681                15,773
* Oracle Corp.                                   1,176,972                15,536
  3M Co.                                           176,690                15,024
* Comcast Corp. Class A                            449,630                14,779
  Morgan Stanley                                   243,878                14,113
  American Express Co.                             289,619                13,968
  Wachovia Corp.                                   298,030                13,885
  Medtronic, Inc.                                  272,936                13,267
  U.S. Bancorp                                     434,354                12,935
  Wyeth                                            299,836                12,728
  Bristol-Myers Squibb Co.                         436,676                12,489
  Merrill Lynch & Co., Inc.                        212,884                12,486
  Tyco International Ltd.                          450,162                11,929
  BellSouth Corp.                                  416,172                11,778
  Bank One Corp.                                   251,754                11,477
  Texas Instruments, Inc.                          389,769                11,451
  The Walt Disney Co.                              460,596                10,746
  The Goldman Sachs Group, Inc.                    106,600                10,525
  FleetBoston Financial Corp.                      237,477                10,366
  E.I. du Pont de Nemours & Co.                    224,433                10,299
  ConocoPhillips Co.                               153,293                10,051
  United Technologies Corp.                        105,989                10,045
  Lowe's Cos., Inc.                                177,012                 9,805
  QUALCOMM Inc.                                    180,200                 9,718
  Anheuser-Busch Cos., Inc.                        183,428                 9,663
* eBay Inc.                                        145,500                 9,398
  Freddie Mac                                      156,660                 9,136
  Dow Chemical Co.                                 207,296                 8,617
* Applied Materials, Inc.                          374,600                 8,410
  Walgreen Co.                                     230,860                 8,399
  Gillette Co.                                     227,816                 8,368
  Washington Mutual, Inc.                          202,570                 8,127
  The Boeing Co.                                   189,483                 7,985
  Target Corp.                                     205,228                 7,881
  UnitedHealth Group Inc.                          132,156                 7,689
  Fifth Third Bancorp                              128,054                 7,568
  Alcoa Inc.                                       194,856                 7,405
  Motorola, Inc.                                   524,273                 7,377
  Schlumberger Ltd.                                131,910                 7,218
  MBNA Corp.                                       287,692                 7,149
  McDonald's Corp.                                 285,830                 7,097
* EMC Corp.                                        541,250                 6,993
* Nextel Communications, Inc.                      247,600                 6,948
  Allstate Corp.                                   158,280                 6,809
* Boston Scientific Corp.                          184,364                 6,777
  General Motors Corp.                             126,202                 6,739
  First Data Corp.                                 163,976                 6,738
  Kimberly-Clark Corp.                             113,644                 6,715
* Yahoo! Inc.                                      148,000                 6,685
  Ford Motor Co.                                   412,211                 6,595
  Clear Channel Communications, Inc.               138,657                 6,493
  Caterpillar, Inc.                                 78,190                 6,491
  Honeywell International Inc.                     193,928                 6,483
  Emerson Electric Co.                              94,732                 6,134
  Colgate-Palmolive Co.                            121,012                 6,057
  Cardinal Health, Inc.                             97,468                 5,961
  Illinois Tool Works, Inc.                         69,438                 5,827
  The Bank of New York Co., Inc.                   174,100                 5,766
  Metropolitan Life Insurance Co.                  171,200                 5,764
  Schering-Plough Corp.                            330,985                 5,756
  Marsh & McLennan Cos., Inc.                      119,312                 5,714
  Carnival Corp.                                   141,800                 5,634
  Gannett Co., Inc.                                 61,104                 5,448
  Sysco Corp.                                      145,616                 5,421
  Automatic Data Processing, Inc.                  133,736                 5,297
  Lockheed Martin Corp.                            101,476                 5,216
* Forest Laboratories, Inc.                         82,300                 5,086

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                              SHARES                 (000)
--------------------------------------------------------------------------------
* Cendant Corp.                                    228,097         $       5,080
  Prudential Financial, Inc.                       121,600                 5,079
  Southern Co.                                     164,812                 4,986
  Exelon Corp.                                      73,593                 4,884
* AT&T Wireless Services Inc.                      611,009                 4,882
  HCA Inc.                                         111,486                 4,789
  BB&T Corp.                                       122,996                 4,753
  Newmont Mining Corp. Holding Co.                  97,309                 4,730
  Lehman Brothers Holdings, Inc.                    61,063                 4,715
  The Gap, Inc.                                    201,585                 4,679
  Dominion Resources, Inc.                          73,033                 4,662
  International Paper Co.                          108,132                 4,662
  National City Corp.                              136,760                 4,642
  FedEx Corp.                                       67,184                 4,535
  SunTrust Banks, Inc.                              63,352                 4,530
  Guidant Corp.                                     70,000                 4,214
  Baxter International, Inc.                       137,388                 4,193
  Duke Energy Corp.                                204,206                 4,176
  AFLAC Inc.                                       115,400                 4,175
  Progressive Corp. of Ohio                         48,600                 4,062
  NIKE, Inc. Class B                                59,112                 4,047
  General Dynamics Corp.                            44,532                 4,025
  Union Pacific Corp.                               57,500                 3,995
  Northrop Grumman Corp.                            41,249                 3,943
  State Street Corp.                                75,200                 3,916
  Waste Management, Inc.                           131,051                 3,879
  Sara Lee Corp.                                   177,872                 3,862
  Travelers Property Casualty Corp. Class B        226,226                 3,839
* Costco Wholesale Corp.                           103,152                 3,835
* Zimmer Holdings, Inc.                             54,397                 3,830
  SLM Corp.                                        101,400                 3,821
  Stryker Corp.                                     44,900                 3,817
  Best Buy Co., Inc.                                72,850                 3,806
  General Mills, Inc.                               83,982                 3,804
  Analog Devices, Inc.                              82,700                 3,775
  The Hartford Financial Services Group Inc.        63,702                 3,760
  Omnicom Group Inc.                                42,800                 3,738
  Maxim Integrated Products, Inc.                   74,000                 3,685
  Occidental Petroleum Corp.                        86,645                 3,660
  Tribune Co.                                       70,291                 3,627
  Charles Schwab Corp.                             305,275                 3,614
  AT&T Corp.                                       177,698                 3,607
  Avon Products, Inc.                               53,284                 3,596
* Veritas Software Corp.                            96,189                 3,574
  Computer Associates International, Inc.          130,300                 3,562
  Golden West Financial Corp.                       34,254                 3,535
  Deere & Co.                                       53,979                 3,511
  Kellogg Co.                                       91,936                 3,501
* Kohl's Corp.                                      76,500                 3,438
  PNC Financial Services Group                      62,401                 3,415
  Sprint Corp. (PCS Group)                         203,444                 3,341
* WellPoint Health Networks Inc. Class A            34,200                 3,317
* Sun Microsystems, Inc.                           735,684                 3,303
  ALLTEL Corp.                                      70,236                 3,272
  Harley-Davidson, Inc.                             68,200                 3,242
  CVS Corp.                                         88,924                 3,212
* Electronic Arts Inc.                              67,000                 3,201
  ConAgra Foods, Inc.                              120,792                 3,188
  Capital One Financial Corp.                       51,900                 3,181
  Danaher Corp.                                     34,600                 3,175
  Weyerhaeuser Co.                                  49,469                 3,166
  Paychex, Inc.                                     84,775                 3,154
  Countrywide Financial Corp.                       41,466                 3,145
* Agilent Technologies, Inc.                       107,001                 3,129
* Corning, Inc.                                    299,439                 3,123
  Mellon Financial Corp.                            96,756                 3,107
* The Kroger Co.                                   167,676                 3,104
* Staples, Inc.                                    111,300                 3,038
  The McGraw-Hill Cos., Inc.                        43,076                 3,012
  Devon Energy Corp.                                52,303                 2,995
* Xilinx, Inc.                                      77,100                 2,987
  Apache Corp.                                      36,475                 2,958
  Linear Technology Corp.                           70,300                 2,958
  Entergy Corp.                                     51,486                 2,941
  Franklin Resources Corp.                          56,500                 2,941
* Starbucks Corp.                                   88,000                 2,909
* Bed Bath & Beyond, Inc.                           66,600                 2,887
  H.J. Heinz Co.                                    79,188                 2,885
  Anadarko Petroleum Corp.                          56,509                 2,883
* Univision Communications Inc.                     72,487                 2,877
  The Chubb Corp.                                   42,209                 2,874
  Southwest Airlines Co.                           177,132                 2,859
  Masco Corp.                                      104,268                 2,858
  Wm. Wrigley Jr. Co.                               50,594                 2,844
  Raytheon Co.                                      93,719                 2,815
  Praxair, Inc.                                     73,120                 2,793
  International Game Technology                     77,900                 2,781
  KeyCorp                                           94,348                 2,766
  American Electric Power Co., Inc.                 88,837                 2,710
* Biogen Idec Inc.                                  73,625                 2,708
  FPL Group, Inc.                                   41,349                 2,705
* Apollo Group, Inc. Class A                        39,700                 2,700
  Burlington Northern Santa Fe Corp.                83,427                 2,699
  Air Products & Chemicals, Inc.                    51,080                 2,699
* Lucent Technologies, Inc.                        943,310                 2,679
  Electronic Data Systems Corp.                    108,100                 2,653

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                              SHARES                 (000)
--------------------------------------------------------------------------------
  Ingersoll-Rand Co.                                38,990         $       2,647
  FirstEnergy Corp.                                 74,161                 2,610
  ACE Ltd.                                          62,800                 2,601
  Sears, Roebuck & Co.                              57,099                 2,597
* PG&E Corp.                                        93,258                 2,590
  Equity Office Properties Trust REIT               89,900                 2,576
* KLA-Tencor Corp.                                  43,800                 2,570
  Halliburton Co.                                   98,578                 2,563
  TJX Cos., Inc.                                   113,208                 2,496
  Progress Energy, Inc.                             55,111                 2,494
* Genzyme Corp.-General Division                    50,400                 2,487
  Burlington Resources, Inc.                        44,717                 2,476
  Campbell Soup Co.                                 92,312                 2,474
* Xerox Corp.                                      177,930                 2,455
  PPG Industries, Inc.                              38,325                 2,454
  SouthTrust Corp.                                  74,700                 2,445
  John Hancock Financial Services, Inc.             65,100                 2,441
  Baker Hughes, Inc.                                75,291                 2,421
  Marriott International, Inc. Class A              52,068                 2,406
* Chiron Corp.                                      42,200                 2,405
* Symantec Corp.                                    69,400                 2,405
  The Principal Financial Group, Inc.               72,700                 2,404
  XL Capital Ltd. Class A                           30,900                 2,396
* St. Jude Medical, Inc.                            38,792                 2,380
  Johnson Controls, Inc.                            20,376                 2,366
* Intuit, Inc.                                      44,600                 2,360
  Becton, Dickinson & Co.                           57,092                 2,349
  Fortune Brands, Inc.                              32,788                 2,344
* Anthem, Inc.                                      31,110                 2,333
* Broadcom Corp.                                    68,200                 2,325
  Aetna Inc.                                        34,359                 2,322
  Public Service Enterprise Group, Inc.             52,935                 2,319
  Marathon Oil Corp.                                69,878                 2,312
  The Clorox Co.                                    47,514                 2,307
  Northern Trust Corp.                              49,488                 2,297
* Yum! Brands, Inc.                                 66,250                 2,279
* Lexmark International, Inc.                       28,900                 2,273
  Hershey Foods Corp.                               29,298                 2,256
  Allergan, Inc.                                    29,336                 2,253
  Coca-Cola Enterprises, Inc.                      102,400                 2,239
  PACCAR, Inc.                                      26,240                 2,234
  H & R Block, Inc.                                 40,100                 2,220
  Comerica, Inc.                                    39,453                 2,212
  Archer-Daniels-Midland Co.                       145,214                 2,210
* Safeway, Inc.                                     99,606                 2,182
  Consolidated Edison Inc.                          50,700                 2,181
  Unocal Corp.                                      58,323                 2,148
  Rohm & Haas Co.                                   50,157                 2,142
  Pitney Bowes, Inc.                                52,480                 2,132
  McKesson Corp.                                    65,469                 2,105
  Limited Brands, Inc.                             116,094                 2,093
  Biomet, Inc.                                      57,415                 2,090
  Norfolk Southern Corp.                            87,819                 2,077
  Adobe Systems, Inc.                               52,600                 2,067
* Medco Health Solutions, Inc.                      60,801                 2,067
  Loews Corp.                                       41,700                 2,062
  St. Paul Cos., Inc.                               51,366                 2,037
  Moody's Corp.                                     33,480                 2,027
  Simon Property Group, Inc. REIT                   43,100                 1,997
  Synovus Financial Corp.                           67,900                 1,964
  Marshall & Ilsley Corp.                           51,000                 1,951
  AmSouth Bancorp                                   79,063                 1,937
* Altera Corp.                                      85,036                 1,930
  Cintas Corp.                                      38,382                 1,924
* PeopleSoft, Inc.                                  84,200                 1,920
  MBIA, Inc.                                        32,400                 1,919
  Federated Department Stores, Inc.                 40,600                 1,913
  May Department Stores Co.                         64,920                 1,887
  Albertson's, Inc.                                 82,474                 1,868
* Computer Sciences Corp.                           42,144                 1,864
  Mattel, Inc.                                      96,520                 1,860
  Regions Financial Corp.                           49,900                 1,856
* Micron Technology, Inc.                          137,446                 1,851
  Eaton Corp.                                       17,059                 1,842
  Equity Residential REIT                           61,900                 1,827
  CIGNA Corp.                                       31,538                 1,813
  Dover Corp.                                       45,480                 1,808
* SunGard Data Systems, Inc.                        64,600                 1,790
* Comcast Corp. Special Class A                     57,192                 1,789
  Bear Stearns Co., Inc.                            22,001                 1,759
  Georgia Pacific Group                             57,084                 1,751
  Textron, Inc.                                     30,604                 1,746
  PPL Corp.                                         39,880                 1,745
* Apple Computer, Inc.                              81,500                 1,742
  Charter One Financial, Inc.                       50,102                 1,731
  TXU Corp.                                         72,944                 1,730
* Transocean Inc.                                   71,900                 1,726
  CSX Corp.                                         48,014                 1,726
* Fiserv, Inc.                                      43,550                 1,721
* Qwest Communications International Inc.          397,876                 1,719
* Quest Diagnostics, Inc.                           23,400                 1,711
* AutoZone Inc.                                     20,000                 1,704
  Monsanto Co.                                      58,820                 1,693
  Aon Corp.                                         70,650                 1,691
  Ameren Corp.                                      36,605                 1,684
* Tenet Healthcare Corp.                           104,699                 1,680
  Freeport-McMoRan
    Copper & Gold, Inc. Class B                     39,800                 1,677
  Ambac Financial Group, Inc.                       24,100                 1,672

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                              SHARES                 (000)
--------------------------------------------------------------------------------
* American Standard Cos., Inc.                      16,400         $       1,651
  Eastman Kodak Co.                                 64,328                 1,651
* National Semiconductor Corp.                      41,651                 1,641
  Kinder Morgan, Inc.                               27,700                 1,637
  Starwood Hotels & Resorts Worldwide, Inc.         45,500                 1,637
  J.C. Penney Co., Inc. (Holding Co.)               61,506                 1,616
  Jefferson-Pilot Corp.                             31,843                 1,613
  Lincoln National Corp.                            39,942                 1,612
* Edison International                              73,228                 1,606
  New York Times Co. Class A                        33,430                 1,598
* Network Appliance, Inc.                           77,500                 1,591
  Dollar General Corp.                              75,762                 1,590
  Parker Hannifin Corp.                             26,673                 1,587
  Ecolab, Inc.                                      57,960                 1,586
  Cinergy Corp.                                     40,006                 1,553
* Concord EFS, Inc.                                104,400                 1,549
* Siebel Systems, Inc.                             111,700                 1,549
  ITT Industries, Inc.                              20,801                 1,544
* Phelps Dodge Corp.                                20,156                 1,534
  Sempra Energy                                     50,884                 1,530
  Xcel Energy, Inc.                                 89,636                 1,522
  Centex Corp.                                      14,016                 1,509
  Cincinnati Financial Corp.                        36,000                 1,508
  Molex, Inc.                                       42,825                 1,494
  Rockwell Automation, Inc.                         41,853                 1,490
  DTE Energy Co.                                    37,802                 1,489
  Tiffany & Co.                                     32,900                 1,487
  Constellation Energy Group, Inc.                  37,598                 1,472
* Sanmina-SCI Corp.                                116,000                 1,463
  Hilton Hotels Corp.                               85,267                 1,461
* Interpublic Group of Cos., Inc.                   93,354                 1,456
* Novellus Systems, Inc.                            34,300                 1,442
  The Pepsi Bottling Group, Inc.                    59,100                 1,429
* MedImmune Inc.                                    55,800                 1,417
  AmerisourceBergen Corp.                           25,100                 1,409
  Newell Rubbermaid, Inc.                           61,773                 1,407
  Family Dollar Stores, Inc.                        38,800                 1,392
  Knight Ridder                                     17,970                 1,390
  Avery Dennison Corp.                              24,784                 1,388
  North Fork Bancorp, Inc.                          34,100                 1,380
* Nabors Industries, Inc.                           33,100                 1,374
  MeadWestvaco Corp.                                45,079                 1,341
  UST, Inc.                                         37,399                 1,335
  IMS Health, Inc.                                  53,646                 1,334
  T. Rowe Price Group Inc.                          28,100                 1,332
  Union Planters Corp.                              42,250                 1,330
* AES Corp.                                        140,200                 1,323
  KeySpan Corp.                                     35,800                 1,317
  Pulte Homes, Inc.                                 14,021                 1,313
* Sprint PCS                                       232,072                 1,304
  ProLogis REIT                                     40,600                 1,303
  Genuine Parts Co.                                 39,037                 1,296
  NiSource, Inc.                                    59,059                 1,296
  Health Management Associates Inc. Class A         53,900                 1,294
  Delphi Corp.                                     125,873                 1,285
  Brown-Forman Corp. Class B                        13,722                 1,282
* BJ Services Co.                                   35,600                 1,278
* Jabil Circuit, Inc.                               45,000                 1,274
  MGIC Investment Corp.                             22,100                 1,258
  Plum Creek Timber Co. Inc. REIT                   41,100                 1,252
  First Tennessee National Corp.                    28,300                 1,248
  Zions Bancorp                                     20,200                 1,239
  Harrah's Entertainment, Inc.                      24,849                 1,237
  SAFECO Corp.                                      31,120                 1,212
  Cooper Industries, Inc. Class A                   20,895                 1,210
* Avaya Inc.                                        93,359                 1,208
  EOG Resources, Inc.                               26,000                 1,200
  Rockwell Collins, Inc.                            39,753                 1,194
* JDS Uniphase Corp.                               322,875                 1,179
* Office Depot, Inc.                                70,400                 1,176
* Express Scripts Inc.                              17,700                 1,176
* Advanced Micro Devices, Inc.                      78,500                 1,170
  Huntington Bancshares Inc.                        51,410                 1,157
  Torchmark Corp.                                   25,398                 1,157
  Williams Cos., Inc.                              116,100                 1,140
  Sherwin-Williams Co.                              32,794                 1,139
  Whirlpool Corp.                                   15,653                 1,137
* AutoNation, Inc.                                  61,700                 1,133
  RadioShack Corp.                                  36,764                 1,128
  El Paso Corp.                                    136,800                 1,120
* Watson Pharmaceuticals, Inc.                      24,200                 1,113
* Solectron Corp.                                  187,600                 1,109
  R.J. Reynolds Tobacco Holdings, Inc.              19,000                 1,105
* Unisys Corp.                                      74,181                 1,102
  American Power Conversion Corp.                   44,800                 1,095
* QLogic Corp.                                      21,200                 1,094
* Teradyne, Inc.                                    42,900                 1,092
  Vulcan Materials Co.                              22,800                 1,085
* Noble Corp.                                       30,100                 1,077
  Amerada Hess Corp.                                20,117                 1,070
  Nordstrom, Inc.                                   31,048                 1,065
  CenturyTel, Inc.                                  32,500                 1,060
  Kerr-McGee Corp.                                  22,679                 1,054
  VF Corp.                                          24,242                 1,048
  UnumProvident Corp.                               66,462                 1,048
* Sealed Air Corp.                                  19,236                 1,041
  Wendy's International, Inc.                       25,751                 1,010
  Jones Apparel Group, Inc.                         28,400                 1,001
  Nucor Corp.                                       17,597                   985
* Mercury Interactive Corp.                         20,200                   983

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                              SHARES                 (000)
--------------------------------------------------------------------------------
  W.W. Grainger, Inc.                               20,546         $         974
  Applera Corp.-Applied Biosystems Group            46,900                   971
* BMC Software, Inc.                                51,085                   953
  C.R. Bard, Inc.                                   11,677                   949
  McCormick & Co., Inc.                             31,200                   939
  Scientific-Atlanta, Inc.                          34,156                   932
  Leggett & Platt, Inc.                             42,900                   928
* Thermo Electron Corp.                             36,500                   920
  Dow Jones & Co., Inc.                             18,240                   909
* Waters Corp.                                      27,300                   905
* Allied Waste Industries, Inc.                     65,000                   902
* Robert Half International, Inc.                   38,600                   901
  Sunoco, Inc.                                      17,345                   887
  Sigma-Aldrich Corp.                               15,500                   886
  Janus Capital Group Inc.                          53,900                   885
* Novell, Inc.                                      83,502                   878
  Symbol Technologies, Inc.                         51,550                   871
  Liz Claiborne, Inc.                               24,538                   870
  SuperValu Inc.                                    30,292                   866
  Black & Decker Corp.                              17,386                   858
* Pactiv Corp.                                      35,377                   846
  Engelhard Corp.                                   28,190                   844
* NVIDIA Corp.                                      36,200                   842
  Alberto-Culver Co. Class B                        13,286                   838
  Hasbro, Inc.                                      39,325                   837
* King Pharmaceuticals, Inc.                        54,266                   828
* NCR Corp.                                         21,280                   826
* Humana Inc.                                       36,000                   823
  Pinnacle West Capital Corp.                       20,500                   820
  United States Steel Corp.                         23,300                   816
* Citizens Communications Co.                       63,800                   792
* Tellabs, Inc.                                     93,800                   791
  Goodrich Corp.                                    26,454                   785
* Citrix Systems, Inc.                              37,000                   785
* PMC Sierra Inc.                                   38,700                   780
  Darden Restaurants Inc.                           36,911                   777
  R.R. Donnelley & Sons Co.                         25,541                   770
  Equifax, Inc.                                     31,200                   764
  KB HOME                                           10,511                   762
* Comverse Technology, Inc.                         43,200                   760
* Providian Financial Corp.                         65,228                   759
  Temple-Inland Inc.                                12,100                   758
  Pall Corp.                                        28,195                   757
* LSI Logic Corp.                                   85,174                   756
  Ball Corp.                                        12,602                   751
* Navistar International Corp.                      15,456                   740
  Fluor Corp.                                       18,580                   737
  International Flavors & Fragrances, Inc.          21,082                   736
  Apartment Investment &
    Management Co. Class A REIT                     21,200                   731
  Federated Investors, Inc.                         24,500                   719
* CIENA Corp.                                      105,849                   703
  Sabre Holdings Corp.                              32,231                   696
  Eastman Chemical Co.                              17,482                   691
  Manor Care, Inc.                                  19,913                   688
  The Stanley Works                                 18,106                   686
  Ashland, Inc.                                     15,506                   683
  CenterPoint Energy Inc.                           68,187                   661
  Brunswick Corp.                                   20,626                   657
  Boise Cascade Corp.                               19,530                   642
  Dana Corp.                                        33,593                   616
  Autodesk, Inc.                                    24,820                   610
  Bausch & Lomb, Inc.                               11,702                   607
  TECO Energy, Inc.                                 42,100                   607
  Tektronix, Inc.                                   19,052                   602
* Toys R Us, Inc.                                   47,591                   602
  Bemis Co., Inc.                                   11,975                   599
* Convergys Corp.                                   32,200                   562
  Meredith Corp.                                    11,296                   551
* Monster Worldwide Inc.                            25,100                   551
* ADC Telecommunications, Inc.                     181,500                   539
* Compuware Corp.                                   86,400                   522
  Reebok International Ltd.                         13,091                   515
  Maytag Corp.                                      17,664                   492
  Ryder System, Inc.                                14,364                   491
  PerkinElmer, Inc.                                 28,580                   488
* Rowan Cos., Inc.                                  20,886                   484
  Circuit City Stores, Inc.                         47,000                   476
  Deluxe Corp.                                      11,482                   475
* Millipore Corp.                                   10,994                   473
  Cummins Inc.                                       9,541                   467
  Adolph Coors Co. Class B                           8,228                   462
* Calpine Corp.                                     92,561                   445
  Snap-On Inc.                                      13,067                   421
* Louisiana-Pacific Corp.                           23,500                   420
  Crane Co.                                         13,254                   407
* Applied Micro Circuits Corp.                      68,100                   407
* Andrew Corp.                                      34,700                   399
* Big Lots Inc.                                     26,052                   370
* Allegheny Energy, Inc.                            28,800                   368
* Dynegy, Inc.                                      83,600                   358
  Cooper Tire & Rubber Co.                          16,685                   357
  Peoples Energy Corp.                               8,319                   350
  Worthington Industries, Inc.                      19,302                   348
  NICOR Inc.                                         9,880                   336
* Gateway, Inc.                                     71,800                   330
  Delta Air Lines, Inc.                             27,400                   324
* American Greetings Corp. Class A                  14,747                   323
  Great Lakes Chemical Corp.                        11,543                   314
  Winn-Dixie Stores, Inc.                           31,508                   314
* CMS Energy Corp.                                  36,100                   308
  Dillard's Inc.                                    18,686                   308

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                              SHARES                 (000)
--------------------------------------------------------------------------------
* The Goodyear Tire & Rubber Co.                    38,616         $         304
  Visteon Corp.                                     29,095                   303
  Thomas & Betts Corp.                              13,228                   303
* Hercules, Inc.                                    24,717                   302
  Allegheny Technologies Inc.                       18,000                   238
* Parametric Technology Corp.                       58,600                   231
  Tupperware Corp.                                  12,817                   222
* Power-One, Inc.                                   19,000                   206
  Viacom Inc.Class A                                 3,800                   168
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,816,301)                              $   2,315,103
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.4%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
  0.98%, 1/2/2004                                   $7,799                7,799
  0.99%, 1/2/2004--Note E                              315                  315
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $8,114)                                                    $      8,114
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
  (Cost $1,824,415)                                                $  2,323,217
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      4,196
Liabilities--Note E                                                     (13,401)
                                                                   -------------
                                                                   $     (9,205)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $  2,314,012
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                    $  2,253,982
Overdistributed Net Investment Income                                    (2,327)
Accumulated Net Realized Losses                                        (436,445)
Unrealized Appreciation                                                 498,802
--------------------------------------------------------------------------------
NET ASSETS                                                         $  2,314,012
================================================================================
Investor Shares---Net Assets
Applicable to 54,495,842 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $  1,320,703
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                        $      24.23
================================================================================
Admiral Shares--Net Assets
Applicable to 15,595,656 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $    776,719
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                         $      49.80
================================================================================
Institutional Shares--Net Assets
Applicable to 8,936,704 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization) $216,590
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                   $      24.24
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                           SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
--------------------------------------------------------------------------------
  General Electric Co.                           2,371,134         $      73,458
  Pfizer Inc.                                    1,991,460                70,358
  ExxonMobil Corp.                               1,571,734                64,441
  Citigroup, Inc.                                1,282,844                62,269
  Microsoft Corp.                                2,096,400                57,735
  Intel Corp.                                    1,611,700                51,897
* Cisco Systems, Inc.                            1,814,300                44,069
  American International Group, Inc.               596,831                39,558
  Johnson & Johnson                                744,298                38,450
  Wal-Mart Stores, Inc.                            686,900                36,440
  International Business Machines Corp.            363,300                33,671
  The Procter & Gamble Co.                         283,800                28,346
  Bank of America Corp.                            334,575                26,910
  Altria Group, Inc.                               449,500                24,462
  The Coca-Cola Co.                                454,400                23,061
  Merck & Co., Inc.                                485,100                22,412
  PepsiCo, Inc.                                    461,400                21,510
* Amgen, Inc.                                      345,875                21,375
  Wells Fargo & Co.                                355,590                20,941
* Dell Inc.                                        611,200                20,756
  Verizon Communications                           583,142                20,457
  ChevronTexaco Corp.                              219,819                18,990
  Viacom Inc. Class B                              407,230                18,073
  SBC Communications Inc.                          669,620                17,457
  Home Depot, Inc.                                 468,300                16,620
* Time Warner, Inc.                                917,447                16,505
  American Express Co.                             316,800                15,279
  Medtronic, Inc.                                  314,000                15,264
  Merrill Lynch & Co., Inc.                        257,200                15,085
  Fannie Mae                                       198,500                14,899
  J.P. Morgan Chase & Co.                          399,800                14,685
  Abbott Laboratories                              310,400                14,465
* Oracle Corp.                                   1,075,048                14,191
  Hewlett-Packard Co.                              596,658                13,705
  Morgan Stanley                                   235,000                13,599
  Eli Lilly & Co.                                  186,400                13,110
  3M Co.                                           148,200                12,601
  Lowe's Cos., Inc.                                216,800                12,009
  Wachovia Corp.                                   256,200                11,936
  United Technologies Corp.                        125,100                11,856
  U.S. Bancorp                                     392,700                11,695
  Wyeth                                            255,800                10,859
* Applied Materials, Inc.                          483,500                10,855
  Walgreen Co.                                     287,400                10,456
  The Walt Disney Co.                              427,509                 9,974
  QUALCOMM Inc.                                    183,100                 9,875
  Bristol-Myers Squibb Co.                         342,000                 9,781
* Comcast Corp. Class A                            297,357                 9,774
  UnitedHealth Group Inc.                          165,200                 9,611
  McDonald's Corp.                                 379,700                 9,428
  Bank One Corp.                                   205,059                 9,349
* Liberty Media Corp.                              785,458                 9,339
  Alcoa Inc.                                       242,128                 9,201
  First Data Corp.                                 221,224                 9,090
  Texas Instruments, Inc.                          308,600                 9,067
  BellSouth Corp.                                  316,600                 8,960
* Comcast Corp. Special Class A                    282,232                 8,828
  United Parcel Service, Inc.                      117,200                 8,737
* EMC Corp.                                        671,600                 8,677
  ConocoPhillips Co.                               130,974                 8,588
  The Goldman Sachs Group, Inc.                     85,500                 8,441
* eBay Inc.                                        129,510                 8,365
  Freddie Mac                                      139,800                 8,153
  Anheuser-Busch Cos., Inc.                        151,400                 7,976
* Nextel Communications, Inc.                      279,390                 7,840
* Boston Scientific Corp.                          208,500                 7,664
  E.I. du Pont de Nemours & Co.                    165,600                 7,599
  FleetBoston Financial Corp.                      171,700                 7,495
  The Boeing Co.                                   177,770                 7,491
  Prudential Financial, Inc.                       177,500                 7,414
* Cendant Corp.                                    331,925                 7,392
* Yahoo! Inc.                                      162,500                 7,340
  Cardinal Health, Inc.                            115,112                 7,040
  Lehman Brothers Holdings, Inc.                    90,469                 6,986
* Forest Laboratories, Inc.                        111,600                 6,897
  Sysco Corp.                                      181,700                 6,765
  HCA Inc.                                         155,821                 6,694
  Illinois Tool Works, Inc.                         78,600                 6,595
  FedEx Corp.                                       94,800                 6,399
  Guidant Corp.                                    106,100                 6,387
  Washington Mutual, Inc.                          157,111                 6,303
  AFLAC Inc.                                       173,700                 6,284
* Genentech, Inc.                                   66,850                 6,255
  Newmont Mining Corp.Holding Co.                  128,256                 6,235
  Target Corp.                                     161,500                 6,202
  Waste Management, Inc.                           204,297                 6,047
  State Street Corp.                               115,700                 6,026
  Lockheed Martin Corp.                            116,800                 6,004
  MBNA Corp.                                       241,500                 6,001
* AT&T Wireless Services Inc.                      749,010                 5,985
  Analog Devices, Inc.                             128,166                 5,851
* Costco Wholesale Corp.                           156,100                 5,804
  Gillette Co.                                     156,716                 5,756
  Maxim Integrated Products, Inc.                  115,500                 5,752
  Progressive Corp. of Ohio                         68,500                 5,726
* Zimmer Holdings, Inc.                             79,770                 5,616
* Veritas Software Corp.                           149,400                 5,552
  Dow Chemical Co.                                 133,100                 5,533

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                           SHARES                 (000)
--------------------------------------------------------------------------------
  The Gap, Inc.                                    237,687         $       5,517
  SLM Corp.                                        141,700                 5,339
  Avon Products, Inc.                               79,000                 5,332
  Schering-Plough Corp.                            306,300                 5,327
* Agilent Technologies, Inc.                       179,925                 5,261
* WellPoint Health Networks Inc. Class A            54,072                 5,244
* Sun Microsystems, Inc.                         1,160,700                 5,212
  Kimberly-Clark Corp.                              87,496                 5,170
* The Kroger Co.                                   276,600                 5,120
* Corning, Inc.                                    484,400                 5,052
  Harley-Davidson, Inc.                            106,200                 5,048
  Capital One Financial Corp.                       81,700                 5,007
  Linear Technology Corp.                          118,800                 4,998
  Best Buy Co., Inc.                                95,100                 4,968
* Staples, Inc.                                    181,830                 4,964
  Apache Corp.                                      61,131                 4,958
* Starbucks Corp.                                  149,852                 4,954
* Xilinx, Inc.                                     127,800                 4,951
* InterActiveCorp                                  145,860                 4,949
  Golden West Financial Corp.                       47,500                 4,902
  Devon Energy Corp.                                84,111                 4,816
  Countrywide Financial Corp.                       63,466                 4,814
  Paychex, Inc.                                    128,680                 4,787
  International Game Technology                    133,000                 4,748
  Stryker Corp.                                     55,300                 4,701
* Bed Bath & Beyond, Inc.                          106,400                 4,612
  Emerson Electric Co.                              71,200                 4,610
* PG&E Corp.                                       165,400                 4,593
  Praxair, Inc.                                    118,200                 4,515
  Travelers Property Casualty Corp. Class A        269,068                 4,515
  Southwest Airlines Co.                           279,087                 4,504
  Charles Schwab Corp.                             380,100                 4,500
* Kohl's Corp.                                     100,100                 4,498
  Fifth Third Bancorp                               75,800                 4,480
* Lucent Technologies, Inc.                      1,576,754                 4,478
* KLA-Tencor Corp.                                  76,100                 4,465
* Amazon.com, Inc.                                  82,900                 4,364
  NIKE, Inc. Class B                                63,600                 4,354
* St. Jude Medical, Inc.                            70,716                 4,338
  Metropolitan Life Insurance Co.                  128,400                 4,323
* Electronic Arts Inc.                              90,200                 4,310
  Danaher Corp.                                     46,900                 4,303
  John Hancock Financial Services, Inc.            114,400                 4,290
  Burlington Resources, Inc.                        76,500                 4,237
  Motorola, Inc.                                   300,546                 4,229
* Yum! Brands, Inc.                                122,680                 4,220
* Xerox Corp.                                      305,400                 4,215
* Symantec Corp.                                   120,400                 4,172
  Anadarko Petroleum Corp.                          81,408                 4,153
  Aetna Inc.                                        61,397                 4,149
  Clear Channel Communications, Inc.                88,336                 4,137
* Hughes Electronic Corp.                          249,502                 4,129
  Biomet, Inc.                                     113,075                 4,117
* Lexmark International, Inc.                       50,800                 3,995
* Medco Health Solutions, Inc.                     116,321                 3,954
  Colgate-Palmolive Co.                             78,900                 3,949
  Federated Department Stores, Inc.                 83,300                 3,926
  Franklin Resources Corp.                          74,700                 3,889
  Automatic Data Processing, Inc.                   98,100                 3,886
* Anthem, Inc.                                      51,755                 3,882
  Adobe Systems, Inc.                               98,700                 3,879
* Genzyme Corp.-General Division                    78,200                 3,858
* Altera Corp.                                     168,976                 3,836
* Safeway, Inc.                                    174,984                 3,834
* Apollo Group, Inc. Class A                        56,184                 3,821
* Intuit, Inc.                                      71,300                 3,772
  The Principal Financial Group, Inc.              113,500                 3,753
  Caterpillar, Inc.                                 44,000                 3,653
* SunGard Data Systems, Inc.                       131,400                 3,641
  Allstate Corp.                                    84,600                 3,639
  Norfolk Southern Corp.                           152,500                 3,607
  Marriott International, Inc. Class A              77,100                 3,562
* Apple Computer, Inc.                             166,300                 3,554
  Moody's Corp.                                     58,400                 3,536
  General Dynamics Corp.                            39,100                 3,534
* Broadcom Corp.                                   103,100                 3,515
* National Semiconductor Corp.                      88,000                 3,468
* Fiserv, Inc.                                      87,650                 3,463
  Northrop Grumman Corp.                            36,134                 3,454
  Sovereign Bancorp, Inc.                          145,000                 3,444
  Bear Stearns Co., Inc.                            43,000                 3,438
  Starwood Hotels & Resorts Worldwide, Inc.         95,524                 3,436
  Mattel, Inc.                                     178,032                 3,431
* Coach, Inc.                                       90,600                 3,420
  Microchip Technology, Inc.                       101,800                 3,396
* EchoStar Communications Corp. Class A             99,500                 3,383
  Marsh & McLennan Cos., Inc.                       70,600                 3,381
* Sanmina-SCI Corp.                                267,046                 3,367
  ITT Industries, Inc.                              45,000                 3,339
  M & T Bank Corp.                                  33,900                 3,332
  Mylan Laboratories, Inc.                         131,837                 3,330
  Becton, Dickinson & Co.                           80,600                 3,316
* American Standard Cos., Inc.                      32,900                 3,313
* Cox Communications, Inc. Class A                  95,800                 3,300

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                           SHARES                 (000)
--------------------------------------------------------------------------------
* Caremark Rx, Inc.                                130,200         $       3,298
  Centex Corp.                                      30,600                 3,294
* Novellus Systems, Inc.                            78,100                 3,284
  Wm. Wrigley Jr. Co.                               58,200                 3,271
* Edison International                             148,300                 3,252
* Concord EFS, Inc.                                219,100                 3,251
* Phelps Dodge Corp.                                42,600                 3,241
  Cintas Corp.                                      64,600                 3,238
* Tenet Healthcare Corp.                           199,805                 3,207
  CSX Corp.                                         89,000                 3,199
* Univision Communications Inc.                     79,595                 3,159
  Kinder Morgan, Inc.                               53,100                 3,138
  Harrah's Entertainment, Inc.                      63,000                 3,136
* Micron Technology, Inc.                          231,000                 3,112
  Ambac Financial Group, Inc.                       44,650                 3,098
  Health Management Associates Class A             128,468                 3,083
* Qwest Communications International Inc.          713,479                 3,082
  Plum Creek Timber Co. Inc. REIT                  100,900                 3,072
  Freeport-McMoRan Copper & Gold, Inc. Class B      72,900                 3,071
* Chiron Corp.                                      52,840                 3,011
* Watson Pharmaceuticals, Inc.                      65,100                 2,995
  General Motors Corp.                              55,882                 2,984
* Network Appliance, Inc.                          144,463                 2,966
* Interpublic Group of Cos., Inc.                  189,100                 2,950
* Biogen Idec Inc                                   80,040                 2,944
  D. R. Horton, Inc.                                67,950                 2,940
* Affiliated Computer Services, Inc. Class A        53,900                 2,935
* Quest Diagnostics, Inc.                           40,100                 2,932
  EOG Resources, Inc.                               63,400                 2,927
  Zions Bancorp                                     47,600                 2,919
* Avaya Inc.                                       225,000                 2,912
  The Hartford Financial Services Group Inc.        49,200                 2,904
* Teradyne, Inc.                                   113,700                 2,894
  XTO Energy, Inc.                                 101,800                 2,881
  Legg Mason Inc.                                   37,300                 2,879
* Advanced Micro Devices, Inc.                     192,700                 2,871
* PeopleSoft, Inc.                                 125,900                 2,871
  Honeywell International Inc.                      85,700                 2,865
* Synopsys, Inc.                                    84,854                 2,865
* Office Depot, Inc.                               170,300                 2,846
* SPX Corp.                                         48,300                 2,841
  Molex, Inc.                                       81,356                 2,839
* AutoZone Inc.                                     33,300                 2,837
  Ford Motor Co.                                   177,313                 2,837
  Hilton Hotels Corp.                              164,950                 2,826
  Coca-Cola Enterprises, Inc.                      129,100                 2,823
  Valero Energy Corp.                               60,900                 2,822
* Cadence Design Systems, Inc.                     156,900                 2,821
* Jabil Circuit, Inc.                               99,400                 2,813
  Pulte Homes, Inc.                                 29,900                 2,799
  AmerisourceBergen Corp.                           49,800                 2,796
  Radian Group, Inc.                                57,320                 2,794
* LAM Research Corp.                                86,408                 2,791
  American Power Conversion Corp.                  114,100                 2,790
* Sprint PCS                                       496,200                 2,789
* AES Corp.                                        295,100                 2,786
* Waters Corp.                                      83,300                 2,762
* Thermo Electron Corp.                            109,534                 2,760
  Gannett Co., Inc.                                 30,900                 2,755
* BJ Services Co.                                   76,700                 2,754
* QLogic Corp.                                      53,000                 2,735
  Jones Apparel Group, Inc.                         77,600                 2,734
* Solectron Corp.                                  461,200                 2,726
* Siebel Systems, Inc.                             196,000                 2,719
  Sigma-Aldrich Corp.                               47,500                 2,716
  Rockwell Collins, Inc.                            90,400                 2,715
  Lear Corp.                                        44,200                 2,711
  MGIC Investment Corp.                             47,600                 2,710
* Pactiv Corp.                                     113,400                 2,710
  RadioShack Corp.                                  88,300                 2,709
  Dollar General Corp.                             128,687                 2,701
  Manpower Inc.                                     56,900                 2,679
* Celgene Corp.                                     59,400                 2,674
* Pioneer Natural Resources Co.                     83,600                 2,669
  Torchmark Corp.                                   58,600                 2,669
* The Dun & Bradstreet Corp.                        52,600                 2,667
  Baker Hughes, Inc.                                82,480                 2,653
* NCR Corp.                                         68,337                 2,651
  Smurfit-Stone Container Corp.                    142,765                 2,651
  Republic Services, Inc. Class A                  103,300                 2,648
* Fox Entertainment Group, Inc. Class A             90,700                 2,644
  CenturyTel, Inc.                                  81,000                 2,642
* Smith International, Inc.                         63,300                 2,628
* Varian Medical Systems, Inc.                      38,000                 2,626
  Gentex Corp.                                      59,426                 2,624
* Oxford Health Plans, Inc.                         60,300                 2,623
  Lennar Corp. Class A                              27,300                 2,621
* Host Marriott Corp. REIT                         212,043                 2,612
* Dean Foods Co.                                    79,200                 2,603
  Foot Locker, Inc.                                110,900                 2,601
* Express Scripts Inc.                              39,100                 2,597
* Robert Half International, Inc.                  111,000                 2,591
  Rouse Co. REIT                                    55,100                 2,590
* NTL Inc.                                          36,996                 2,580
* Sealed Air Corp.                                  47,636                 2,579
* AdvancePCS                                        48,524                 2,555
* Barr Pharmaceuticals Inc.                         33,150                 2,551

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                           SHARES                 (000)
--------------------------------------------------------------------------------
  SCANA Corp.                                       74,200         $       2,541
* Mohawk Industries, Inc.                           35,900                 2,532
* DST Systems, Inc.                                 60,600                 2,531
  The PMI Group Inc.                                67,800                 2,524
* Patterson Dental Co.                              39,315                 2,522
  CDW Corp.                                         43,600                 2,518
  Liz Claiborne, Inc.                               70,900                 2,514
  Fluor Corp.                                       63,400                 2,513
* Park Place Entertainment Corp.                   230,600                 2,497
  Beckman Coulter, Inc.                             49,000                 2,491
  MBIA, Inc.                                        42,000                 2,488
  The Pepsi Bottling Group, Inc.                   102,800                 2,486
* IVAX Corp.                                       103,975                 2,483
  Fastenal Co.                                      49,700                 2,482
  Janus Capital Group Inc.                         150,500                 2,470
* Williams-Sonoma, Inc.                             71,000                 2,469
  Expeditors International of Washington, Inc.      65,500                 2,467
  DENTSPLY International Inc.                       54,600                 2,466
  New York Community Bancorp, Inc.                  64,800                 2,466
* Coventry Health Care Inc.                         38,200                 2,464
* AutoNation, Inc.                                 134,000                 2,462
  The Bank of New York Co., Inc.                    74,200                 2,457
* Mercury Interactive Corp.                         50,500                 2,456
* Energizer Holdings, Inc.                          65,328                 2,454
* Constellation Brands, Inc. Class A                74,400                 2,450
  Black & Decker Corp.                              49,600                 2,446
  PETsMART, Inc.                                   102,700                 2,444
* Whole Foods Market, Inc.                          36,400                 2,444
  Outback Steakhouse                                55,250                 2,443
* Citizens Communications Co.                      195,702                 2,431
* 3Com Corp.                                       296,575                 2,423
  ENSCO International, Inc.                         89,000                 2,418
* NVIDIA Corp.                                     103,800                 2,413
  Alberto-Culver Co. Class B                        38,200                 2,410
* Allied Waste Industries, Inc.                    173,300                 2,405
* SanDisk Corp.                                     39,200                 2,397
* Providian Financial Corp.                        205,900                 2,397
  Michaels Stores, Inc.                             54,000                 2,387
  CVS Corp.                                         66,022                 2,385
* Henry Schein, Inc.                                35,100                 2,372
* L-3 Communications Holdings, Inc.                 46,100                 2,368
  Universal Health Services Class B                 43,900                 2,358
  Darden Restaurants Inc.                          111,850                 2,353
* Avnet, Inc.                                      108,600                 2,352
  Noble Energy, Inc.                                52,900                 2,350
* Rite Aid Corp.                                   387,400                 2,340
* King Pharmaceuticals, Inc.                       153,000                 2,335
* Navistar International Corp.                      48,700                 2,332
* Career Education Corp.                            58,200                 2,332
  GTECH Holdings Corp.                              47,100                 2,331
* MGM Mirage, Inc.                                  61,732                 2,322
  Investors Financial Services Corp.                60,100                 2,308
  Telephone & Data Systems, Inc.                    36,900                 2,308
  Precision Castparts Corp.                         50,700                 2,302
* Computer Sciences Corp.                           51,900                 2,296
* Apogent Technologies Inc.                         99,600                 2,295
* AmeriCredit Corp.                                144,000                 2,294
  Lyondell Chemical Co.                            135,200                 2,292
  Tyson Foods, Inc.                                173,045                 2,291
* Jacobs Engineering Group Inc.                     47,700                 2,290
  Medicis Pharmaceutical Corp.                      32,100                 2,289
  Leucadia National Corp.                           49,400                 2,277
* Brinker International, Inc.                       68,500                 2,271
* SICOR, Inc.                                       83,300                 2,266
  Autodesk, Inc.                                    91,794                 2,256
* CarMax, Inc.                                      72,879                 2,254
* Health Net Inc.                                   68,800                 2,250
* Cablevision Systems NY Group Class A              96,144                 2,249
  Mandalay Resort Group                             50,100                 2,240
* NVR, Inc.                                          4,800                 2,237
  Catellus Development Corp.                        92,708                 2,236
  NSTAR                                             46,000                 2,231
* Juniper Networks, Inc.                           119,000                 2,223
  Ryland Group, Inc.                                25,000                 2,216
* Dollar Tree Stores, Inc.                          73,650                 2,214
* Saks Inc.                                        146,500                 2,203
* Tech Data Corp.                                   55,510                 2,203
* Borders Group, Inc.                              100,400                 2,201
* Iron Mountain, Inc.                               55,600                 2,198
  Pogo Producing Co.                                45,400                 2,193
* Patterson-UTI Energy, Inc.                        66,600                 2,192
* Newfield Exploration Co.                          49,100                 2,187
  Transatlantic Holdings, Inc.                      27,050                 2,186
  Reebok International Ltd.                         55,500                 2,182
  Union Pacific Corp.                               31,253                 2,171
  Federated Investors, Inc.                         73,950                 2,171
* Convergys Corp.                                  124,200                 2,169
  C.H. Robinson Worldwide, Inc.                     57,200                 2,168
* Reliant Resources, Inc.                          294,400                 2,167
  Northeast Utilities                              107,400                 2,166
* Westwood One, Inc.                                63,300                 2,165
* MedImmune Inc.                                    84,000                 2,134
  Estee Lauder Cos. Class A                         54,300                 2,132
  Intersil Corp.                                    85,600                 2,127
* UTStarcom, Inc.                                   57,325                 2,125
* Arrow Electronics, Inc.                           91,500                 2,117
* Foundry Networks, Inc.                            76,900                 2,104
* Toll Brothers, Inc.                               52,900                 2,103
  Peabody Energy Corp.                              50,400                 2,102

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                           SHARES                 (000)
--------------------------------------------------------------------------------
* Pharmaceutical Resources, Inc.                    32,200         $       2,098
* Toys R Us, Inc.                                  165,900                 2,097
* XM Satellite Radio Holdings, Inc.                 79,100                 2,085
  Herman Miller, Inc.                               85,800                 2,082
* Level 3 Communications, Inc.                     362,819                 2,068
* Unisys Corp.                                     139,000                 2,064
  Packaging Corp. of America                        94,400                 2,064
* Markel Corp.                                       8,100                 2,053
  The St. Joe Co.                                   55,000                 2,051
* Lamar Advertising Co. Class A                     54,886                 2,048
* J.B. Hunt Transport Services, Inc.                75,600                 2,042
* The MONY Group Inc.                               65,000                 2,034
  PepsiAmericas, Inc.                              118,100                 2,022
* American Axle & Manufacturing Holdings, Inc.      49,900                 2,017
* Comverse Technology, Inc.                        114,400                 2,012
* Rowan Cos., Inc.                                  86,800                 2,011
  Amerada Hess Corp.                                37,800                 2,010
* Andrx Group                                       83,377                 2,004
  Total System Services, Inc.                       64,350                 2,003
* Hovnanian Enterprises Inc. Class A                23,000                 2,002
* ICOS Corp.                                        48,500                 2,002
  ALLTEL Corp.                                      42,953                 2,001
* Millipore Corp.                                   46,200                 1,989
  Polo Ralph Lauren Corp.                           68,700                 1,979
* CIENA Corp.                                      296,704                 1,970
  FirstEnergy Corp.                                 55,900                 1,968
* The Cheesecake Factory                            44,600                 1,964
  Certegy, Inc.                                     59,500                 1,952
* Alliant Techsystems, Inc.                         33,700                 1,946
* Ingram Micro, Inc. Class A                       122,400                 1,946
* JDS Uniphase Corp.                               533,100                 1,946
  Furniture Brands International Inc.               66,300                 1,945
  Southern Co.                                      64,200                 1,942
* Del Monte Foods Co.                              186,700                 1,942
* Lincare Holdings, Inc.                            64,500                 1,937
* Storage Technology Corp.                          75,000                 1,931
* Rent-A-Center, Inc.                               64,400                 1,924
  Wesco Financial Corp.                              5,430                 1,911
* Smithfield Foods, Inc.                            92,200                 1,909
* Cooper Cameron Corp.                              40,700                 1,897
* FMC Technologies Inc.                             81,025                 1,888
* Ceridian Corp.                                    89,900                 1,882
* Corinthian Colleges, Inc.                         33,700                 1,872
  BlackRock, Inc.                                   35,200                 1,869
* AGCO Corp.                                        92,600                 1,865
* Tellabs, Inc.                                    219,200                 1,848
  HCC Insurance Holdings, Inc.                      58,100                 1,848
  Aramark Corp. Class B                             67,200                 1,843
  StanCorp Financial Group, Inc.                    29,300                 1,842
* Entercom Communications Corp.                     34,700                 1,838
* Columbia Sportswear Co.                           33,700                 1,837
* Amphenol Corp.                                    28,700                 1,835
* Sepracor Inc.                                     76,400                 1,828
* Alleghany Corp.                                    8,211                 1,827
* Stericycle, Inc.                                  38,900                 1,817
* BMC Software, Inc.                                96,500                 1,800
* LSI Logic Corp.                                  202,800                 1,799
  Reinsurance Group of  America, Inc.               46,500                 1,797
* Timberland Co.                                    34,500                 1,796
  BB&T Corp.                                        46,300                 1,789
* Westport Resources Corp.                          59,900                 1,789
* Eon Labs, Inc.                                    35,000                 1,783
  Kerr-McGee Corp.                                  38,266                 1,779
* U.S. Cellular Corp.                               50,100                 1,779
* Mettler-Toledo International Inc.                 42,100                 1,777
* JetBlue Airways Corp.                             66,950                 1,776
* Dynegy, Inc.                                     412,500                 1,765
* Big Lots Inc.                                    123,806                 1,759
  Monsanto Co.                                      60,867                 1,752
* BISYS Group, Inc.                                117,700                 1,751
  Hasbro, Inc.                                      82,100                 1,747
* American Pharmaceuticals Partners, Inc.           51,900                 1,744
  Dominion Resources, Inc.                          27,139                 1,732
* Key Energy Services, Inc.                        167,700                 1,729
* Owens-Illinois, Inc.                             144,700                 1,720
* Performance Food Group Co.                        47,500                 1,718
* Cytec Industries, Inc.                            44,600                 1,712
* O'Reilly Automotive, Inc.                         44,524                 1,708
* BEA Systems, Inc.                                138,800                 1,707
* Metro-Goldwyn-Mayer Inc.                          99,863                 1,707
  LNR Property Corp.                                34,400                 1,703
* Calpine Corp.                                    353,900                 1,702
* WellChoice Inc.                                   49,100                 1,694
  Brunswick Corp.                                   53,000                 1,687
* Valassis Communications, Inc.                     57,300                 1,682
* Krispy Kreme Doughnuts, Inc.                      45,700                 1,673
  IndyMac Bancorp, Inc. REIT                        56,000                 1,668
* Scotts Co.                                        28,100                 1,662
* Swift Transportation Co., Inc.                    78,900                 1,658
  National City Corp.                               48,800                 1,656
* Weight Watchers International, Inc.               42,900                 1,646
  Exelon Corp.                                      24,800                 1,646
  IMS Health, Inc.                                  65,752                 1,635
* Premcor, Inc.                                     62,800                 1,633
  Hearst-Argyle Television Inc.                     59,000                 1,626
* Compuware Corp.                                  268,662                 1,623
* Western Digital Corp.                            136,500                 1,609
* United Defense Industries Inc.                    49,900                 1,591

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                           SHARES                 (000)
--------------------------------------------------------------------------------
* BearingPoint, Inc.                               156,500         $       1,579
* Maxtor Corp.                                     140,000                 1,554
* Varco International, Inc.                         74,600                 1,539
* Pixar, Inc.                                       21,943                 1,520
* CNA Financial Corp.                               63,000                 1,518
* Citrix Systems, Inc.                              71,356                 1,513
* Endo Pharmaceuticals Holdings, Inc.               78,500                 1,512
  E.W. Scripps Co. Class A                          16,035                 1,510
  International Paper Co.                           34,600                 1,492
  W.W. Grainger, Inc.                               31,400                 1,488
* BOK Financial Corp.                               38,374                 1,486
* Interactive Data Corp.                            89,600                 1,484
* Humana Inc.                                       64,900                 1,483
* Pride International, Inc.                         78,000                 1,454
* Grant Prideco, Inc.                              109,700                 1,428
* Ameritrade Holding Corp.                         100,000                 1,407
  Martin Marietta Materials, Inc.                   29,500                 1,386
* 99 Cents Only Stores                              48,800                 1,329
* First Health Group Corp.                          67,575                 1,315
* Instinet Group Inc.                              239,717                 1,235
* PanAmSat Corp.                                    57,037                 1,230
* Gilead Sciences, Inc.                             20,900                 1,215
  Eaton Vance Corp.                                 32,500                 1,191
* Zebra Technologies Corp.Class A                   17,876                 1,186
  Loews Corp.                                       23,500                 1,162
  Computer Associates International, Inc.           42,289                 1,156
* Abercrombie & Fitch Co.                           46,500                 1,149
  Helmerich & Payne, Inc.                           39,300                 1,098
  Belo Corp. Class A                                38,400                 1,088
  Duke Energy Corp.                                 53,200                 1,088
* Atmel Corp.                                      174,855                 1,051
  Limited Brands, Inc.                              56,874                 1,025
  General Mills, Inc.                               22,200                 1,006
  SunTrust Banks, Inc.                              13,600                   972
  Sara Lee Corp.                                    44,600                   968
  Sabre Holdings Corp.                              43,200                   933
  McKesson Corp.                                    27,524                   885
  News Corp. Ltd. Pfd. ADR                          27,906                   844
* Laboratory Corp. of America Holdings              22,500                   831
  Travelers Property Casualty Corp. Class B         46,662                   792
  NiSource, Inc.                                    35,920                   788
  ServiceMaster Co.                                 66,000                   769
  Newell Rubbermaid, Inc.                           32,660                   744
  AT&T Corp.                                        35,017                   711
  Reynolds & Reynolds Class A                       23,500                   683
  Baxter International, Inc.                        22,300                   681
* Barnes & Noble, Inc.                              20,400                   670
  Nucor Corp.                                       11,900                   666
  Viacom Inc. Class A                               13,688                   606
  ProLogis REIT                                     18,389                   590
* Chico's FAS, Inc.                                 14,600                   539
* Education Management Corp.                        16,200                   503
  Burlington Northern Santa Fe Corp.                14,493                    46
  Nordstrom, Inc.                                   13,500                   463
  Mellon Financial Corp.                            12,500                   401
  Lennar Corp. Class B                               4,150                   379
  Omnicom Group Inc.                                 3,900                   341
  The Clorox Co.                                     6,420                   312
  ConAgra Foods, Inc.                               11,200                   296
* National-Oilwell, Inc.                            12,700                   284
  Georgia Pacific Group                              8,642                   265
  Cinergy Corp.                                      5,700                   221
  PNC Financial Services Group                       3,800                   208
  St. Paul Cos., Inc.                                4,800                   190
  Occidental Petroleum Corp.                         3,200                   135
* ADC Telecommunications, Inc.                      34,400                   102
  Archer-Daniels-Midland Co.                         4,773                    73
  Sprint Corp.                                       4,000                    66
  First Tennessee National Corp.                       300                    13
  Kellogg Co.                                          100                     4
  R.J. Reynolds Tobacco Holdings, Inc.                  53                     3
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,776,942)                              $   2,674,310
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.3%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
  0.98%, 1/2/2004                                  $ 4,784                 4,784
  0.99%, 1/2/2004--Note E                            3,895                 3,895
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,679)                     $       8,679
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%) (Cost $1,785,621)                       $   2,682,989
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      4,372
Liabilities--Note E                                                     (14,623)
                                                                   -------------
                                                                   $    (10,251)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $  2,672,738
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------

TAX-MANAGED                                                               AMOUNT
CAPITAL APPRECIATION FUND                                                  (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                    $  2,385,310
Overdistributed Net Investment Income                                    (3,077)
Accumulated Net Realized Losses                                        (606,863)
Unrealized Appreciation                                                 897,368
--------------------------------------------------------------------------------
NET ASSETS                                                         $  2,672,738
================================================================================
Investor Shares--Net Assets
Applicable to 57,620,498 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $  1,465,536
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                        $      25.43
--------------------------------------------------------------------------------
Admiral Shares--Net Assets
Applicable to 21,550,624 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $  1,103,380
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                         $      51.20
================================================================================
Institutional Shares--Net Assets
Applicable to 4,081,179 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $    103,822
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                   $      25.44
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  Harman International Industries, Inc.            139,900         $      10,350
* NVR, Inc.                                         15,200                 7,083
* Mid Atlantic Medical Services, Inc.              104,100                 6,746
* Cephalon, Inc.                                   119,860                 5,802
* Newfield Exploration Co.                         118,600                 5,282
* Alliant Techsystems, Inc.                         83,200                 4,806
  Ryland Group, Inc.                                52,900                 4,689
* ITT Educational Services, Inc.                    96,900                 4,551
* Renal Care Group, Inc.                           104,700                 4,314
  Medicis Pharmaceutical Corp.                      57,900                 4,128
  Polaris Industries, Inc.                          46,100                 4,084
  MDC Holdings, Inc.                                62,298                 4,018
* NBTY, Inc.                                       144,194                 3,873
  Jefferies Group, Inc.                            116,800                 3,857
  Oshkosh Truck Corp.                               75,100                 3,832
  UCBH Holdings, Inc.                               97,440                 3,797
  The Timken Co.                                   188,900                 3,789
* Yellow Roadway Corp.                             103,586                 3,747
* AnnTaylor Stores Corp.                            96,050                 3,746
  Roper Industries Inc.                             76,000                 3,744
  Global Payments Inc.                              79,340                 3,738
  Regis Corp.                                       93,975                 3,714
  Shurgard Storage Centers, Inc. Class A REIT       96,700                 3,641
* INAMED Corp.                                      74,850                 3,597
  Patina Oil & Gas Corp.                            72,550                 3,554
* Cymer, Inc.                                       76,800                 3,547
  Whitney Holdings Corp.                            86,100                 3,529
  Hudson United Bancorp                             95,389                 3,525
* Performance Food Group Co.                        97,000                 3,508
* Pacific Sunwear of California, Inc.              165,386                 3,493
  Thor Industries, Inc.                             62,000                 3,486
  The South Financial Group, Inc.                  124,433                 3,467
* IDEXX Laboratories Corp.                          74,300                 3,439
  First BanCorp Puerto Rico                         86,900                 3,437
  Standard Pacific Corp.                            69,700                 3,384
  Ethan Allen Interiors, Inc.                       80,580                 3,375
* Respironics, Inc.                                 74,704                 3,368
  Florida Rock Industries, Inc.                     61,200                 3,357
  Massey Energy Co.                                158,711                 3,301
* Varian Semiconductor Equipment
    Associates, Inc.                                75,400                 3,294
* Techne Corp.                                      87,075                 3,290
  First Midwest Bancorp, Inc.                      101,100                 3,277
* Accredo Health, Inc.                             101,625                 3,212
* Tom Brown, Inc.                                   99,207                 3,199
* Pharmaceutical Product Development, Inc.         118,100                 3,185
  Briggs & Stratton Corp.                           47,000                 3,168
  Cooper Cos., Inc.                                 67,200                 3,167
  Energen Corp.                                     77,000                 3,159
* Urban Outfitters, Inc.                            84,682                 3,137
* Avid Technology, Inc.                             65,296                 3,134
  Essex Property Trust, Inc. REIT                   48,200                 3,095
* Zale Corp.                                        58,025                 3,087
  Piedmont Natural Gas, Inc.                        70,700                 3,073
* Tractor Supply Co.                                78,700                 3,061
  UGI Corp. Holding Co.                             89,800                 3,044
  AptarGroup Inc.                                   77,500                 3,022
* Evergreen Resources, Inc.                         92,680                 3,013
* Benchmark Electronics, Inc.                       86,450                 3,009
* ResMed Inc.                                       72,300                 3,003
* Hot Topic, Inc.                                  101,625                 2,994
  United Bankshares, Inc.                           95,649                 2,984
  MAF Bancorp, Inc.                                 71,073                 2,978
* CACI International, Inc.                          61,000                 2,966
  Downey Financial Corp.                            59,800                 2,948
  New Century Financial Corp.                       74,150                 2,942
* United Stationers, Inc.                           71,500                 2,926
  IDEX Corp.                                        70,000                 2,911
* Cerner Corp.                                      76,699                 2,903
* Linens 'n Things, Inc.                            95,600                 2,876
  Engineered Support Systems, Inc.                  52,224                 2,875
* Tetra Tech, Inc.                                 115,406                 2,869
* Southern Union Co.                               155,863                 2,868
  Southwest Bancorporation of Texas, Inc.           72,933                 2,833
  Diagnostic Products Corp.                         61,000                 2,800
  Staten Island Bancorp, Inc.                      124,015                 2,790
* P.F. Chang's China Bistro, Inc.                   54,300                 2,763
  FactSet Research Systems Inc.                     72,200                 2,759
* MGI Pharma, Inc.                                  67,000                 2,757
  Fremont General Corp.                            162,900                 2,755
  Flagstar Bancorp, Inc.                           128,575                 2,754
* Fossil, Inc.                                      98,100                 2,748
  East West Bancorp, Inc.                           51,100                 2,743
* Pediatrix Medical Group, Inc.                     49,550                 2,730
  Invacare Corp.                                    67,300                 2,717
* Arbitron Inc.                                     64,796                 2,703
* Take-Two Interactive  Software, Inc.              93,755                 2,701
* Simpson Manufacturing Co.                         52,800                 2,685
* CEC Entertainment Inc.                            56,650                 2,685
  Heartland Express, Inc.                          108,934                 2,635
  Chittenden Corp.                                  78,275                 2,633
  The Pep Boys (Manny, Moe & Jack)                 114,705                 2,623
* FLIR Systems, Inc.                                71,800                 2,621
* Trimble Navigation Ltd.                           70,319                 2,619

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
* Kronos, Inc.                                      65,990         $       2,614
  Cognex Corp.                                      92,500                 2,612
  Corn Products International, Inc.                 75,800                 2,611
  Winnebago Industries, Inc.                        37,900                 2,606
  Atmos Energy Corp.                               107,225                 2,606
* Hyperion Solutions Corp.                          86,000                 2,592
  Fred's, Inc.                                      83,000                 2,571
  Commercial Federal Corp.                          96,000                 2,564
* Landstar System, Inc.                             67,200                 2,556
* Sonic Corp.                                       82,525                 2,527
* Mueller Industries Inc.                           73,100                 2,512
  Hughes Supply, Inc.                               50,600                 2,511
  Flowers Foods, Inc.                               96,965                 2,502
  Hilb, Rogal and Hamilton Co.                      77,900                 2,498
* Panera Bread Co.                                  62,900                 2,486
* SCP Pool Corp.                                    75,187                 2,457
  La-Z-Boy Inc.                                    116,360                 2,441
* Stone Energy Corp.                                57,080                 2,423
  Clarcor Inc.                                      54,700                 2,412
  The Toro Co.                                      51,500                 2,390
  Delphi Financial Group, Inc.                      66,249                 2,385
* Steel Dynamics, Inc.                             101,500                 2,384
  Albany International Corp.                        70,200                 2,380
* Cimarex Energy Co.                                88,500                 2,362
  Mentor Corp.                                      97,700                 2,351
  Kellwood Co.                                      57,100                 2,341
* Kroll Inc.                                        89,700                 2,332
  Acuity Brands, Inc.                               89,700                 2,314
* Waste Connections, Inc.                           61,000                 2,304
  Community First Bankshares, Inc.                  79,600                 2,304
  MacDermid, Inc.                                   67,100                 2,297
* Philadelphia Consolidated Holding Corp.           46,900                 2,290
* Spinnaker Exploration Co.                         70,700                 2,281
  Alpharma, Inc. Class A                           113,100                 2,273
* Sybron Dental Specialties, Inc.                   80,900                 2,273
* Odyssey Healthcare, Inc.                          77,600                 2,271
* Skyworks Solutions, Inc.                         259,459                 2,257
  Reliance Steel & Aluminum Co.                     67,900                 2,255
  New Jersey Resources Corp.                        58,450                 2,251
* Priority Healthcare Corp. Class B                 93,297                 2,249
  Capital Automotive REIT                           69,662                 2,229
* Brooks Automation, Inc.                           91,876                 2,221
* AMERIGROUP Corp.                                  52,060                 2,220
  Skywest, Inc.                                    122,500                 2,220
  A.O. Smith Corp.                                  62,600                 2,194
* Unit Corp.                                        92,634                 2,182
  Colonial Properties Trust REIT                    55,000                 2,178
* Axcelis Technologies, Inc.                       212,543                 2,172
  Susquehanna Bancshares, Inc.                      85,348                 2,135
* Power Integrations, Inc.                          63,425                 2,122
  Lennox International Inc.                        126,038                 2,105
  Gables Residential Trust REIT                     60,400                 2,098
* Quiksilver, Inc.                                 118,200                 2,096
* Men's Wearhouse, Inc.                             82,950                 2,075
  LandAmerica Financial Group, Inc.                 39,650                 2,072
* FileNET Corp.                                     76,200                 2,063
  TrustCo Bank NY                                  156,846                 2,063
* Dionex Corp.                                      44,500                 2,048
  ADVO, Inc.                                        64,450                 2,047
  Cabot Oil & Gas Corp.                             69,400                 2,037
  Delta & Pine Land Co.                             80,100                 2,035
* Knight Transportation, Inc.                       79,118                 2,029
  Burlington Coat Factory Warehouse Corp.           95,800                 2,027
  R.L.I. Corp.                                      53,600                 2,008
  USF Corp.                                         58,700                 2,007
  Brady Corp. Class A                               49,000                 1,997
* US Oncology, Inc.                                185,500                 1,996
* Anixter International Inc.                        77,100                 1,995
  Curtiss-Wright Corp.                              44,000                 1,980
  Georgia Gulf Corp.                                68,500                 1,978
  NDCHealth Corp.                                   76,600                 1,962
* Cal Dive International, Inc.                      81,300                 1,960
  Kilroy Realty Corp. REIT                          59,800                 1,958
* Wilson Greatbatch Technologies, Inc.              45,700                 1,932
* Commonwealth Telephone Enterprises, Inc.          51,031                 1,926
* Ralcorp Holdings, Inc.                            61,300                 1,922
* United Surgical Partners International, Inc.      57,383                 1,921
* Kansas City Southern                             133,200                 1,907
  Irwin Financial Corp.                             60,700                 1,906
  Casey's General Stores, Inc.                     107,599                 1,900
  Brookline Bancorp, Inc.                          123,100                 1,888
* Cost Plus, Inc.                                   45,800                 1,878
* Insight Enterprises, Inc.                         99,600                 1,872
  Wintrust Financial Corp.                          41,200                 1,858
  Black Box Corp.                                   40,054                 1,845
  Republic Bancorp, Inc.                           136,620                 1,843
  Commercial Metals Co.                             60,500                 1,839
  Selective Insurance Group                         56,750                 1,836
  Avista Corp.                                     101,100                 1,832
  H.B. Fuller Co.                                   61,400                 1,826
  Owens & Minor, Inc. Holding Co.                   82,800                 1,814
* Moog Inc.                                         36,512                 1,804
  UniSource Energy Corp.                            73,000                 1,800
* Technitrol, Inc.                                  86,700                 1,798
* WebEx Communications, Inc.                        89,400                 1,797
  ABM Industries Inc.                              103,200                 1,797
  K-Swiss, Inc.                                     74,600                 1,795
* Sunrise Senior Living, Inc.                       46,200                 1,790
* Veeco Instruments, Inc.                           63,423                 1,788

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
* Advanced Energy Industries, Inc.                  68,625         $       1,788
* Southwestern Energy Co.                           74,600                 1,783
  Cleco Corp.                                       99,100                 1,782
* Kirby Corp.                                       51,000                 1,779
  The Manitowoc Co., Inc.                           56,700                 1,769
* Manhattan Associates, Inc.                        63,910                 1,766
  Wolverine World Wide, Inc.                        86,500                 1,763
  IHOP Corp.                                        45,700                 1,759
* Maverick Tube Corp.                               90,900                 1,750
  CARBO Ceramics Inc.                               34,000                 1,742
* Group 1 Automotive, Inc.                          48,120                 1,741
* URS Corp.                                         69,600                 1,741
* Hain Celestial Group, Inc.                        74,900                 1,738
  Lexington Corporate Properties Trust REIT         85,700                 1,730
* Regeneron Pharmaceuticals, Inc.                  117,450                 1,728
* Rare Hospitality International Inc.               70,650                 1,727
* eFunds Corp.                                      99,496                 1,726
* Province Healthcare Co.                          107,450                 1,719
* MICROS Systems, Inc.                              39,600                 1,717
* Sierra Health Services, Inc.                      62,500                 1,716
* MAXIMUS, Inc.                                     43,800                 1,714
* Hutchinson Technology, Inc.                       55,700                 1,712
* ManTech International Corp.                       68,450                 1,708
  Vintage Petroleum, Inc.                          141,350                 1,700
* Watson Wyatt & Co. Holdings                       70,400                 1,700
  St. Mary Land & Exploration Co.                   59,500                 1,696
* SEACOR SMIT Inc.                                  40,200                 1,690
  Northwest Natural Gas Co.                         54,600                 1,679
* Shaw Group, Inc.                                 122,670                 1,671
* Aztar Corp.                                       73,900                 1,663
  Dime Community Bancshares                         53,850                 1,656
* WMS Industries, Inc.                              63,110                 1,653
* Piper Jaffray Companies                           39,700                 1,650
* Integra LifeSciences Holdings                     57,500                 1,646
* DRS Technologies, Inc.                            59,100                 1,642
  Arkansas Best Corp.                               52,300                 1,642
* Aeroflex, Inc.                                   140,334                 1,640
  Southwest Gas Corp.                               73,060                 1,640
* Guitar Center, Inc.                               50,100                 1,632
  Texas Industries, Inc.                            44,000                 1,628
* AmSurg Corp.                                      42,900                 1,625
* American Healthways Inc.                          67,800                 1,618
* Jack in the Box Inc.                              75,650                 1,616
  G & K Services, Inc. Class A                      43,900                 1,613
* Wabash National Corp.                             55,000                 1,612
* Armor Holdings, Inc.                              61,200                 1,610
  John H. Harland Co.                               58,690                 1,602
* First Federal Financial Corp.                     36,800                 1,601
* CUNO Inc.                                         35,500                 1,599
* Argosy Gaming Co.                                 61,500                 1,598
* Adaptec, Inc.                                    180,900                 1,597
* BankUnited Financial Corp.                        61,800                 1,594
  Barnes Group, Inc.                                49,075                 1,586
* American Italian Pasta Co.                        37,800                 1,584
  Quanex Corp.                                      34,250                 1,579
* FEI Co.                                           70,000                 1,575
* SERENA Software, Inc.                             85,500                 1,569
  Seacoast Financial  Services Corp.                57,184                 1,567
  CH Energy Group, Inc.                             33,400                 1,566
  Christopher & Banks Corp.                         80,125                 1,565
  Baldor Electric Co.                               68,460                 1,564
* Rogers Corp.                                      35,300                 1,557
* The Children's Place Retail Stores, Inc.          58,118                 1,553
* American Medical Systems Holdings, Inc.           71,200                 1,552
  Waypoint Financial Corp.                          71,145                 1,543
  Landry's Restaurants, Inc.                        59,930                 1,541
  Stewart Information Services Corp.                38,000                 1,541
* Coherent, Inc.                                    64,400                 1,533
* Progress Software Corp.                           74,800                 1,530
* DSP Group Inc.                                    61,226                 1,525
  Kaydon Corp.                                      59,018                 1,525
* ATMI, Inc.                                        65,806                 1,523
* Exar Corp.                                        89,000                 1,520
* United Natural Foods, Inc.                        42,300                 1,519
  Russ Berrie and Co., Inc.                         44,700                 1,515
  Provident Bankshares Corp.                        51,338                 1,511
* Microsemi Corp.                                   61,129                 1,503
* CONMED Corp.                                      63,100                 1,502
* Kulicke & Soffa Industries, Inc.                 104,400                 1,501
* Monaco Coach Corp.                                62,750                 1,493
* OM Group, Inc.                                    57,000                 1,493
  Watts Water Technologies                          66,700                 1,481
* Global Imaging Systems, Inc.                      46,276                 1,469
* Ultratech, Inc.                                   49,559                 1,456
  Cambrex Corp.                                     56,900                 1,437
  UIL Holdings Corp.                                31,863                 1,437
  Barra, Inc.                                       40,400                 1,434
  Brown Shoe Co., Inc.                              37,800                 1,434
* Oceaneering International, Inc.                   51,170                 1,433
  Aaron Rents, Inc. Class B                         70,750                 1,424
  JLG Industries, Inc.                              92,700                 1,412
* Photon Dynamics, Inc.                             34,975                 1,407
* El Paso Electric Co.                             105,400                 1,407
  PolyMedica Corp.                                  53,300                 1,402
* Websense, Inc.                                    47,900                 1,401
* American Management Systems, Inc.                 92,482                 1,394
* Electro Scientific Industries, Inc.               58,493                 1,392
* ESS Technology, Inc.                              81,657                 1,389

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
* EMCOR Group, Inc.                                 31,600         $       1,387
  A. Schulman Inc.                                  64,440                 1,374
* THQ Inc.                                          80,700                 1,365
* Verity, Inc.                                      81,620                 1,362
* Imagistics International Inc.                     36,320                 1,362
* Photronics Inc.                                   68,100                 1,357
  CDI Corp.                                         41,300                 1,353
* Dendrite International, Inc.                      85,914                 1,346
* Ryan's Family Steak Houses, Inc.                  87,950                 1,332
* School Specialty, Inc.                            39,100                 1,330
  Cubic Corp.                                       57,700                 1,327
  Woodward Governor Co.                             23,239                 1,321
* UICI                                              99,250                 1,318
  Inter-Tel, Inc.                                   52,708                 1,317
* Checkpoint Systems, Inc.                          69,400                 1,312
* Viasys Healthcare Inc.                            63,600                 1,310
  Cash America International Inc.                   61,700                 1,307
  Boston Private Financial Holdings, Inc.           52,600                 1,307
* Actel Corp.                                       54,150                 1,305
* Teledyne Technologies, Inc.                       68,700                 1,295
  Watsco, Inc.                                      56,948                 1,294
* ANSYS, Inc.                                       32,515                 1,291
* Movie Gallery, Inc.                               68,970                 1,288
* Sola International Inc.                           68,400                 1,286
* Spherion Corp.                                   131,300                 1,285
* Haemonetics Corp.                                 53,550                 1,279
* Griffon Corp.                                     63,010                 1,277
  Zenith National Insurance Corp.                   39,200                 1,276
  Rock-Tenn Co.                                     73,800                 1,274
* Too Inc.                                          75,400                 1,273
* Forward Air Corp.                                 46,000                 1,265
* Shuffle Master, Inc.                              36,525                 1,264
* Papa John's International, Inc.                   37,800                 1,262
  Thomas Industries, Inc.                           36,400                 1,262
  Sterling Bancshares, Inc.                         94,300                 1,257
* Triumph Group, Inc.                               34,300                 1,249
  Anchor Bancorp Wisconsin Inc.                     50,120                 1,248
* NCO Group, Inc.                                   54,500                 1,241
  WD-40 Co.                                         34,989                 1,237
  Tredegar Corp.                                    79,600                 1,236
* PolyOne Corp.                                    193,200                 1,235
  Startek, Inc.                                     30,200                 1,232
  Umpqua Holdings Corp.                             58,800                 1,222
  Russell Corp.                                     69,300                 1,217
* InVision Technologies, Inc.                       36,060                 1,211
  Universal Forest Products, Inc.                   37,500                 1,207
* Advanced Medical Optics, Inc.                     61,400                 1,207
  Arch Chemicals, Inc.                              47,000                 1,206
* Electronics Boutique Holdings Corp.               52,500                 1,202
  Regal-Beloit Corp.                                54,600                 1,201
* Ionics, Inc.                                      37,700                 1,201
* Financial Federal Corp.                           39,300                 1,201
* Esterline Technologies Corp.                      44,500                 1,187
* Offshore Logistics, Inc.                          48,400                 1,187
* Pinnacle Systems, Inc.                           137,800                 1,175
  Gold Banc Corp., Inc.                             83,574                 1,175
  Park Electrochemical Corp.                        44,150                 1,170
* TBC Corp.                                         45,300                 1,169
  Glenborough Realty Trust, Inc. REIT               58,600                 1,169
* Centene Corp.                                     41,630                 1,166
* Ciber, Inc.                                      134,000                 1,160
* Mercury Computer Systems, Inc.                    46,400                 1,155
  Helix Technology Corp.                            56,100                 1,155
  Analogic Corp.                                    28,100                 1,152
  The Laclede Group, Inc.                           40,300                 1,151
  Valmont Industries, Inc.                          49,600                 1,148
  Oxford Industries, Inc.                           33,800                 1,145
* j2 Global Communications, Inc.                    46,206                 1,145
* Hydrill                                           47,800                 1,144
  Phillips-Van Heusen Corp.                         64,300                 1,141
* Enzo Biochem, Inc.                                63,616                 1,139
  Belden, Inc.                                      53,900                 1,137
  Arctic Cat, Inc.                                  45,720                 1,129
  Central Parking Corp.                             75,400                 1,126
* Cleveland-Cliffs Inc.                             21,900                 1,116
* The Gymboree Corp.                                64,700                 1,115
* Labor Ready, Inc.                                 84,900                 1,112
* TETRA Technologies, Inc.                          45,800                 1,110
* Systems & Computer Technology Corp.               67,900                 1,110
* Paxar Corp.                                       82,400                 1,104
  Datascope Corp.                                   30,788                 1,104
  ElkCorp                                           41,200                 1,100
  First Republic Bank                               30,700                 1,099
* Remington Oil & Gas Corp.                         55,800                 1,099
  EDO Corp.                                         43,900                 1,082
* K2 Inc.                                           71,145                 1,082
* ArthroCare Corp.                                  43,733                 1,071
* ViaSat, Inc.                                      55,900                 1,070
  The Standard Register Co.                         63,500                 1,069
* Administaff, Inc.                                 60,500                 1,051
  C & D Technologies, Inc.                          54,800                 1,051
* Vicor Corp.                                       91,811                 1,048
* Harmonic, Inc.                                   144,300                 1,046
* CIMA Labs Inc.                                    32,000                 1,044
* Frontier Airlines, Inc.                           72,950                 1,040
* AAR Corp.                                         69,000                 1,032
  Lone Star Steakhouse & Saloon, Inc.               44,400                 1,029
* Steak n Shake Co.                                 57,500                 1,026
  The Marcus Corp.                                  62,300                 1,022

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
* General Communication, Inc.                      116,840         $       1,017
* Information Holdings Inc.                         45,900                 1,014
* Lone Star Technologies, Inc.                      63,400                 1,013
* Kopin Corp.                                      150,905                 1,013
  Roto-Rooter, Inc.                                 21,900                 1,010
* Swift Energy Co.                                  59,900                 1,009
  Frontier Oil Corp.                                58,600                 1,009
* ICU Medical, Inc.                                 29,400                 1,008
* Cross Country Healthcare, Inc.                    67,200                 1,003
* JDA Software Group, Inc.                          60,672                 1,002
  Bowne & Co., Inc.                                 73,800                 1,001
  GenCorp, Inc.                                     92,700                   998
  Riggs National Corp.                              60,346                   998
* Nuevo Energy Co.                                  41,200                   996
* Atwood Oceanics, Inc.                             31,000                   990
* Prime Hospitality Corp.                           96,800                   987
  The Nautilus Group, Inc.                          69,230                   973
* Atlantic Coast Airlines Holdings Inc.             97,896                   969
* W-H Energy Services, Inc.                         59,800                   969
* Pre-Paid Legal Services, Inc.                     37,000                   966
* The Dress Barn, Inc.                              63,600                   953
* Insituform Technologies Inc. Class A              57,488                   949
  Applied Industrial Technology, Inc.               39,700                   947
  Lance, Inc.                                       63,000                   947
  Triarc Cos., Inc. Class B                         87,800                   946
* SurModics, Inc.                                   39,400                   942
* Standard Microsystem Corp.                        37,200                   941
  The Stride Rite Corp.                             82,700                   941
* Jo-Ann Stores, Inc.                               45,990                   938
* DuPont Photomasks, Inc.                           38,800                   937
* Prima Energy Corp.                                26,600                   935
  Schweitzer-Mauduit International, Inc.            31,300                   932
  Haverty Furniture Cos., Inc.                      46,550                   924
  Methode Electronics, Inc.                         75,300                   921
* Orthodontic Centers of America, Inc.             114,100                   919
* SOURCECORP, Inc.                                  35,700                   915
* Consolidated Graphics, Inc.                       28,660                   905
  Cohu, Inc.                                        46,690                   894
* C-COR Electronics, Inc.                           79,474                   885
  Vital Signs, Inc.                                 26,900                   880
* PAREXEL International Corp.                       54,000                   878
  Cato Corp. Class A                                42,600                   873
  Stewart & Stevenson Services, Inc.                62,066                   872
  CTS Corp.                                         75,300                   866
* Champion Enterprises, Inc.                       123,300                   863
* ShopKo Stores, Inc.                               55,898                   852
  Chesapeake Corp. of Virginia                      32,175                   852
* Itron, Inc.                                       46,200                   848
* Tower Automotive, Inc.                           124,000                   847
* Cable Design Technologies Corp.                   93,800                   843
* Buckeye Technology, Inc.                          83,900                   843
* Century Aluminum Co.                              44,261                   841
* Mesa Air Group Inc.                               67,200                   841
  New England Business Service, Inc.                28,500                   841
* Fleetwood Enterprises, Inc.                       81,930                   841
* Rudolph Technologies, Inc.                        34,200                   839
* O'Charley's Inc.                                  46,300                   831
  Libbey, Inc.                                      28,400                   809
  American States Water Co.                         32,350                   809
* Biosite Inc.                                      27,900                   808
* Caraustar Industries, Inc.                        58,524                   808
* Veritas DGC Inc.                                  76,800                   805
* Gardner Denver Inc.                               33,625                   803
* Plains Resources Inc.                             49,300                   791
* Planar Systems, Inc.                              32,100                   781
* Intermagnetics General Corp.                      35,195                   780
  Agilysys, Inc.                                    69,800                   778
  Myers Industries, Inc.                            63,837                   774
  Deltic Timber Corp.                               25,395                   772
* Concord Communications, Inc.                      38,400                   767
  Bel Fuse, Inc. Class B                            23,480                   766
* Heidrick & Struggles International, Inc.          34,750                   758
* International Multifoods Corp.                    41,800                   752
* Netegrity, Inc.                                   72,887                   751
  Action Performance Cos., Inc.                     38,200                   749
* Possis Medical Inc.                               37,900                   749
* RehabCare Group, Inc.                             34,900                   742
  Wellman, Inc.                                     72,645                   742
* RTI International Metals Inc.                     43,850                   740
* Hologic, Inc.                                     42,500                   737
* 4Kids Entertainment Inc.                          28,240                   735
* Genesco, Inc.                                     48,458                   733
* Stein Mart, Inc.                                  88,957                   733
* Volt Information Sciences Inc.                    32,200                   728
* JAKKS Pacific, Inc.                               55,000                   724
* Noven Pharmaceuticals, Inc.                       47,500                   722
  Standex International Corp.                       25,500                   714
* Artesyn Technologies, Inc.                        83,779                   714
* J & J Snack Foods Corp.                           18,700                   706
* MRO Software Inc.                                 52,400                   705
* MemberWorks, Inc.                                 25,700                   698
* Carreker Corp.                                    49,700                   696
* PRG-Schultz International, Inc.                  140,690                   689
* SPSS, Inc.                                        38,185                   683
  Apogee Enterprises, Inc.                          59,800                   679
  Sturm, Ruger & Co., Inc.                          58,650                   667

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
  Lawson Products, Inc.                             19,900         $         660
  Ryerson Tull, Inc.                                57,300                   656
  Talx Corp.                                        28,400                   654
  Goody's Family Clothing                           69,539                   651
  SWS Group, Inc.                                   36,492                   650
* EPIQ Systems, Inc.                                37,800                   648
* RadiSys Corp.                                     38,155                   643
* Intrado Inc.                                      29,300                   643
* Rainbow Technologies, Inc.                        57,100                   643
* Symmetricom Inc.                                  88,200                   642
  Lindsay Manufacturing Co.                         25,200                   636
  Dimon Inc.                                        93,600                   632
* Pericom Semiconductor Corp.                       59,084                   630
* Audiovox Corp.                                    48,800                   627
  Skyline Corp.                                     17,700                   617
  BEI Technologies, Inc.                            30,737                   615
* The Wet Seal, Inc. Class A                        61,900                   612
  Quaker Chemical Corp.                             19,900                   612
  Coachmen Industries, Inc.                         33,770                   612
  NUI Corp.                                         37,300                   601
  Kaman Corp. Class A                               47,200                   601
  Keithley Instruments Inc.                         32,600                   597
* Dril-Quip, Inc.                                   36,300                   592
  Central Vermont Public Service Corp.              25,100                   590
* Mobile Mini, Inc.                                 29,856                   589
  Pope & Talbot, Inc.                               33,300                   586
* Brush Engineered Materials Inc.                   38,200                   585
  Thomas Nelson, Inc.                               30,100                   582
* Pegasus Solutions Inc.                            55,400                   580
* Savient Pharmaceuticals Inc.                     125,740                   580
* Coinstar, Inc.                                    31,667                   572
  Robbins & Myers, Inc.                             30,100                   572
  Nash-Finch Co.                                    25,297                   565
  Hancock Fabrics, Inc.                             38,800                   562
* Radiant Systems, Inc.                             65,613                   552
* NYFIX, Inc.                                       68,500                   545
* Concord Camera Corp.                              58,700                   543
* Pinnacle Entertainment, Inc.                      58,200                   542
* Network Equipment Technologies, Inc.              48,100                   529
  Oshkosh B' Gosh, Inc. Class A                     24,493                   526
  National Presto Industries, Inc.                  14,495                   524
* Alliance Semiconductor Corp.                      73,667                   524
* Tollgrade Communications, Inc.                    29,638                   520
  Triarc Cos., Inc. Class A                         43,900                   519
* Astec Industries, Inc.                            41,800                   513
* Supertex, Inc.                                    26,734                   511
* Midway Games Inc.                                130,800                   508
* Bally Total Fitness Holding Corp.                 72,300                   506
  X-Rite Inc.                                       44,500                   504
* Bell Microproducts Inc.                           55,600                   504
* Zix Corp.                                         57,896                   503
  Standard Motor Products, Inc.                     41,300                   502
  Cascade Natural Gas Corp.                         23,700                   500
* SBS Technologies, Inc.                            33,605                   494
* Input/Output, Inc.                               109,140                   492
* Midas Inc.                                        34,100                   488
  Presidential Life Corp.                           35,500                   467
  Building Materials Holding Corp.                  29,400                   457
* PC-Tel, Inc.                                      42,600                   452
  Fedders Corp.                                     62,440                   450
* Magnatek, Inc.                                    67,500                   445
* Phoenix Technologies Ltd.                         53,900                   436
* Omnova Solutions Inc.                             90,500                   434
* Digi International, Inc.                          44,500                   427
  Angelica Corp.                                    19,300                   425
  Bassett Furniture Industries, Inc.                24,416                   403
* Gerber Scientific, Inc.                           49,300                   392
* Catapult Communications Corp.                     27,000                   392
  Steel Technologies, Inc.                          21,790                   385
* Captaris Inc.                                     68,400                   384
* Applica Inc.                                      50,500                   384
  Milacron Inc.                                     91,600                   382
  Hooper Holmes, Inc.                               61,300                   379
* Department 56 Inc.                                28,700                   376
* Curative Health Services, Inc.                    26,930                   372
  Commonwealth Industries Inc.                      36,934                   371
  CPI Corp.                                         18,300                   370
* Lydall, Inc.                                      35,000                   357
* Theragenics Corp.                                 64,800                   354
  Butler Manufacturing Co.                          16,100                   354
* Duane Reade Inc.                                  20,600                   349
* IMCO Recycling, Inc.                              34,700                   343
* Interface, Inc.                                   61,654                   341
* MapInfo Corp.                                     33,033                   333
* Brooktrout Technology, Inc.                       26,300                   331
* Osteotech, Inc.                                   37,520                   330
* Insurance Auto Auctions, Inc.                     25,200                   329
* Salton, Inc.                                      24,475                   319
* QRS Corp.                                         39,300                   319
  Material Sciences Corp.                           30,625                   310
* Enesco Group, Inc.                                30,000                   310
  Intermet Corp.                                    56,503                   307
* SCM Microsystems, Inc.                            39,400                   304
* ArQule, Inc.                                      61,500                   300
* Concerto Software Inc.                            24,600                   295
* On Assignment, Inc.                               53,876                   281
* Roxio, Inc.                                       57,600                   276
  Haggar Corp.                                      13,900                   271
  Green Mountain Power Corp.                        11,275                   266
  Penford Corp.                                     19,004                   261

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                      SHARES                 (000)
--------------------------------------------------------------------------------
* Three-Five Systems, Inc.                          48,499         $         254
* CryoLife Inc.                                     43,500                   251
* Ultimate Electronics, Inc.                        30,972                   236
* Ashworth, Inc.                                    29,050                   234
* A.T. Cross Co. Class A                            32,700                   218
* A.M. Castle & Co.                                 29,800                   218
  Nature's Sunshine Inc.                            25,146                   212
  SCPIE Holdings Inc.                               21,700                   191
* Wolverine Tube, Inc.                              28,400                   179
* Huffy Corp.                                       32,900                   173
* Meade Instruments Corp.                           46,686                   161
* The Great Atlantic & Pacific Tea Co., Inc.        18,500                   155
* J. Jill Group, Inc.                                8,200                   104
* Rewards Network Inc.                               5,900                    63
  Advanced Marketing Services                        3,200                    36
* Boston Communications Group, Inc.                  1,900                    18
* Fedders Corp Rights- Exp. 1/16/2004               62,440                     4
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $639,848)                                $     941,754
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.5%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
  0.98%, 1/2/2004                                  $ 4,175                4,175
  0.99%, 1/2/2004--Note E                           19,339               19,339
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,514)                    $      23,514
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.5%)(Cost $663,362)                                965,268
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      1,642
Liabilities--Note E                                                     (25,286)
                                                                   -------------
                                                                   $    (23,644)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $    941,624
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                    $    705,839
Overdistributed Net Investment Income                                      (758)
Accumulated Net Realized Losses                                         (65,363)
Unrealized Appreciation                                                 301,906
--------------------------------------------------------------------------------
NET ASSETS                                                         $    941,624
================================================================================
Investor Shares--Net Assets
Applicable to 53,280,384 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $    929,344
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                        $      17.44
================================================================================
Institutional Shares--Net Assets
Applicable to 703,045 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $     12,280
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                   $      17.47
================================================================================
See Note C in Notes to Financial Statements for the tax- basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.7%)
--------------------------------------------------------------------------------
AUSTRALIA (4.7%)
  National Australia Bank Ltd.                     122,040         $       2,754
  BHP Billiton Ltd.                                297,744                 2,735
  Commonwealth Bank of Australia                   101,733                 2,257
  Australia & New Zealand Bank Group Ltd.          142,612                 1,900
  Westpac Banking Corp., Ltd.                      143,437                 1,728
  News Corp. Ltd. Pfd.                             159,837                 1,204
  News Corp. Ltd.                                  115,597                 1,044
  Woolworths Ltd.                                   84,685                   753
  Rio Tinto Ltd.                                    24,748                   694
  Telstra Corp. Ltd.                               181,734                   660
  Wesfarmers Ltd.                                   30,219                   603
  Foster's Group Ltd.                              172,353                   584
  Coles Myer Ltd.                                   87,829                   500
* AMP Limited                                      127,439                   481
  Amcor Ltd.                                        71,604                   446
  Macquarie Bank Ltd.                               16,575                   444
  Alumina Ltd.                                      86,549                   428
  Insurance Australia Group Ltd.                   133,439                   427
  Mirvac Group                                     130,280                   424
  Suncorp-Metway Ltd.                               44,033                   411
  Woodside Petroleum Ltd.                           36,777                   410
  QBE Insurance Group Ltd.                          50,526                   404
  Stockland                                        101,612                   400
  Macquarie Infrastucture Group                    155,801                   399
  Rinker Group Ltd.                                 77,619                   383
* WMC Resources Ltd.                                87,731                   372
  Centro Properties Group                          123,881                   371
  Brambles Industries Ltd.                          81,044                   322
  Westfields Holdings Ltd.                          29,775                   313
  Australian Gas Light Co., Ltd.                    36,704                   311
  BlueScope Steel Ltd.                              66,344                   280
  Tabcorp Holdings Ltd.                             31,322                   265
  Lend Lease Corp.                                  34,945                   265
  Newcrest Mining Ltd.                              27,053                   264
  Investa Property Group                           169,334                   250
  Santos Ltd.                                       45,053                   233
  Orica Ltd.                                        21,390                   225
  Origin Energy Ltd.                                56,948                   204
  John Fairfax Holdings Ltd.                        72,681                   193
  Coca-Cola Amatil Ltd.                             38,501                   181
  Boral Ltd.                                        46,643                   179
  CSL Ltd.                                          13,136                   177
  Patrick Corp. Ltd.                                15,185                   167
  Tab Ltd.                                          46,741                   163
  Mayne Group Ltd.                                  64,403                   158
  Paperlinx Ltd.                                    40,702                   153
  Transurban Group                                  40,342                   136
  Lion Nathan Ltd.                                  29,055                   132
  Toll Holdings Ltd.                                20,705                   129
  Australian Stock Exchange Ltd.                     9,280                   119
  Leighton Holdings Ltd.                            12,171                   108
  Harvey Norman Holdings Ltd.                       48,047                   108
  Southcorp Ltd.                                    52,737                   107
  Publishing & Broadcasting Ltd.                    10,900                   103
  Deutsche Office Trust                            122,237                   101
  Computershare Ltd.                                40,096                   100
  CSR Ltd.                                          71,149                    99
  Sonic Healthcare Ltd.                             18,149                    96
  OneSteel Ltd.                                     57,056                    87
  Cochlear Ltd.                                      4,638                    75
  Iluka Resources Ltd.                              19,443                    66
  Ansell Ltd.                                       13,630                    66
  Futuris Corp., Ltd.                               51,353                    58
  Aristocrat Leisure Ltd.                           23,600                    31
                                                                   -------------
                                                                   $      29,240
                                                                   -------------
AUSTRIA (0.2%)
  Erste Bank der Oesterreichischen
    Sparkassen AG                                    2,332                   288
* Telekom Austria AG                                15,938                   197
  OMV AG                                             1,141                   170
* Bank Austria Creditanstalt                         3,150                   161
  Mayr-Melnhof Karton AG                               836                   100
  Voestalpine AG                                     1,653                    67
  Wienerberger AG                                    2,259                    60
  Oesterreichische Elektrizitaetswirtschafts
    AG Class A                                         415                    48
* RHI AG                                             1,970                    38
  Flughafen Wien AG                                    777                    36
  Boehler-Uddeholm AG                                  422                    28
* VA Technologies AG                                   319                    10
                                                                   -------------
                                                                   $       1,203
                                                                   -------------

BELGIUM (1.2%)
  Fortis Group                                      89,357                 1,797
  Dexia                                             53,952                   930
  Electrabel SA                                      2,531                   796
  Syngenta AG                                        8,357                   563
  Solvay SA                                          5,365                   465
  KBC Bankverzekeringsholding                        7,796                   364
  Interbrew                                         12,729                   340
  Delhaize Group                                     6,265                   322
  UCB SA                                             7,791                   294
  Cofinimmo                                          2,106                   293
  Agfa Gevaert NV                                    9,099                   259
  Umicore                                            1,899                   133
  Colruyt NV                                         1,331                   128
* Mobistar SA                                        1,957                   110
  Bekaert NV                                         1,402                    89
  Barco NV                                             743                    65

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  D'Ieteren SA                                         283         $          58
  Omega Pharma SA                                    1,627                    52
  UBS AG                                               741                    50
  Compagnie Maritime Belge SA                          164                    13
                                                                   -------------
                                                                   $       7,121
                                                                   -------------
DENMARK (0.8%)
  Danske Bank A/S                                   41,590                   976
  Novo Nordisk A/S B Shares                         20,594                   839
  AP Moller-Maersk A/S                                  87                   628
  TDC A/S                                           10,241                   370
  Telefonica SA ADR                                  6,192                   274
  Danisco A/S                                        4,029                   179
  ISS A/S                                            3,576                   176
  Novozymes A/S                                      4,424                   162
  Vestas Wind Systems A/S                            8,834                   144
  Group 4 Falck A/S                                  6,500                   133
* GN Store Nord A/S                                 18,667                   121
* Topdanmark A/S                                     2,000                   107
  Iberia (Linea Aer Espana)                         35,600                   102
  H. Lundbeck A/S                                    5,918                    98
  Coloplast A/S B Shares                             1,075                    92
* William Demant A/S                                 2,600                    88
  Carlsberg A/S B Shares                             1,846                    85
  DSV, De Sammensluttede Vognmaend A/S               1,900                    84
  East Asiatic Co. A/S                               1,350                    59
  Kobenhavns Lufthavne A/S                             460                    54
  Bang & Olufsen A/S B Shares                          909                    38
* NEG Micon A/S                                      1,795                    29
* FLS Industries A/S B Shares                        1,399                    16
  NKT Holding A/S                                      740                    13
                                                                   -------------
                                                                   $       4,867
                                                                   -------------

FINLAND (1.6%)
  Nokia Oyj                                        401,575                 6,944
  UPM-Kymmene Oyj                                   41,332                   788
  Stora Enso Oyj R Shares                           51,266                   691
  Fortum Oyj                                        26,377                   272
  Sampo Oyj A Shares                                20,550                   213
  TietoEnator Oyj B Shares                           6,575                   180
  Kone Corp. B Shares                                2,885                   166
* Elisa Oyj Class A                                 11,400                   152
  Outokumpu Oyj A Shares                             7,400                   101
  Metso Oyj                                          7,540                    92
  Kesko Oyj                                          4,360                    76
  Amer Group Ltd.                                    1,607                    70
  Uponor Oyj                                         2,095                    66
  Orion-Yhtyma Oyj B Shares                          2,550                    55
  Wartsila Oyj B Shares                              2,770                    53
* Rautaruuki Oyj                                     6,970                    51
  Nokian Renkaat Oyj                                   609                    46
  Pohjola Group PLC D Shares                         1,290                    34
  KCI Konecranes Oyj                                   700                    24
                                                                   -------------
                                                                   $      10,074
                                                                   -------------
FRANCE (9.6%)
  Total SA                                          53,671                 9,979
  BNP Paribas SA                                    67,876                 4,274
  Aventis SA                                        56,790                 3,754
  Carrefour SA                                      47,684                 2,618
* France Telecom SA                                 90,122                 2,576
  AXA                                              117,985                 2,525
  Societe Generale Class A                          27,381                 2,418
  L'Oreal SA                                        28,224                 2,314
  Sanofi-Synthelabo SA                              30,611                 2,305
* Vivendi Universal SA                              75,856                 1,844
  Groupe Danone                                     10,184                 1,662
  LVMH Louis Vuitton Moet Hennessy                  20,389                 1,484
  L'Air Liquide SA (Registered)                      8,259                 1,458
  Suez SA                                           66,758                 1,341
* Alcatel SA                                       101,614                 1,309
  Cie. de St. Gobain SA                             25,959                 1,271
  Lafarge SA                                        13,952                 1,242
  Schneider Electric SA                             17,237                 1,128
  Renault SA                                        14,203                   980
  PSA Peugeot Citroen                               15,198                   774
  Credit Agricole SA                                30,242                   722
  Accor SA                                          15,848                   718
  Lagardere S.C.A                                   10,436                   602
  Bouygues SA                                       16,693                   584
  Pinault-Printemps-Redoute SA                       5,664                   548
  Veolia Environnement                              20,101                   540
  Compagnie Generale des Etablissements
    Michelin SA B Shares                            11,639                   534
  Pernod Ricard SA                                   4,461                   496
  Vinci SA                                           5,637                   467
  BP PLC ADR                                         9,184                   453
* Cap Gemini SA                                      9,510                   422
  Thomson SA                                        19,410                   413
  Essilor International SA                           7,913                   409
  Unibail Co.                                        3,815                   358
  Societe Television Francaise 1                     9,741                   340
  Gecina SA                                          2,108                   310
  Etablissements Economiques du
    Casino Guichard-Perrachon SA                     3,159                   307
  Publicis Groupe SA                                 8,390                   272
  Valeo SA                                           6,544                   262
  Sodexho Alliance SA                                8,281                   250
* Wanadoo                                           30,243                   248
  Dassault Systemes SA                               4,630                   211

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Thales SA                                          6,244         $         210
  Autoroutes du Sud de la France                     5,779                   194
* Business Objects SA                                5,471                   191
  Sagem SA                                           1,743                   187
  Klepierre                                          2,795                   168
  Technip SA                                         1,450                   157
  Hermes International                                 800                   155
  CNP Assurances                                     2,937                   153
  Imerys                                               655                   138
  Kidde PLC                                         72,050                   137
* Atos Origin SA                                     2,033                   130
  Societe BIC SA                                     2,760                   128
  Air France                                         6,563                   101
  Zodiac SA                                          3,382                    99
  WPP Group PLC ADR                                  2,004                    98
* Alstom                                            37,903                    60
                                                                   -------------
                                                                   $      59,028
                                                                   -------------

GERMANY (7.1%)
  Siemens AG                                        66,794                 5,350
* Deutsche Telekom AG                              209,993                 3,843
  Deutsche Bank AG                                  43,753                 3,626
  DaimlerChrysler AG (Registered)                   71,786                 3,350
  E.On AG                                           50,999                 3,328
  Allianz AG                                        23,907                 3,018
  SAP AG                                            17,040                 2,862
  BASF AG                                           44,975                 2,529
  Bayer AG                                          54,427                 1,594
  Muenchener Rueckversicherungs-Gesellschaft
    AG (Registered)                                 11,860                 1,438
  RWE AG                                            33,334                 1,319
  Volkswagen AG                                     18,617                 1,037
  Commerzbank AG                                    39,583                   776
  Schering AG                                       13,837                   701
* Bayerische Hypo-und Vereinsbank AG                29,157                   674
  Deutsche Post AG                                  31,443                   648
  Metro AG                                          12,216                   539
* Infineon Technologies AG                          37,066                   515
* Hypo Real Estate Holding AG                       20,543                   513
  ThyssenKrupp AG                                   24,739                   489
  Deutsche Boerse AG                                 8,553                   468
  Adidas-Salomon AG                                  3,656                   416
  Porsche AG                                           655                   389
  Continental AG                                     9,959                   378
  Henkel KGaA                                        4,805                   376
  Linde AG                                           6,697                   361
  Altana AG                                          5,636                   339
  Volkswagen AG Pfd.                                 8,742                   317
  Man AG                                             9,192                   279
  Deutsche Lufthansa AG                             15,019                   251
  Beiersdorf AG                                      2,032                   247
  Puma AG                                            1,334                   236
  TUI AG                                            11,015                   230
  Fresenius Medical Care AG                          2,790                   198
  Merck KGaA                                         3,673                   153
* HeidelbergerCement AG                              3,295                   139
  Fresenius Medical Care AG                          2,150                   108
  Wella AG                                           1,206                   107
* MLP AG                                             5,402                   106
  RWE AG Pfd.                                       2,938                    104
  ProSieben Sat.1 Media AG                          6,045                    101
  Celesio AG                                        2,066                    100
* EPCOS AG                                          4,367                     99
  Karstadt Quelle AG                                3,791                     94
  Douglas Holding AG                                2,498                     69
  Suedzucker AG                                     3,469                     66
                                                                   -------------
                                                                   $      43,880
                                                                   -------------
GREECE (0.4%)
  Alpha Credit Bank SA                              12,600                   381
  National Bank of Greece SA                        14,433                   378
  EFG Eurobank Ergasias                             15,000                   292
  Hellenic Telecommunication Organization SA        20,980                   277
  Public Power Corp.                                 8,300                   205
  Greek Organization of Football Prognostics        12,400                   178
  Bank of Piraeus                                   13,200                   161
  Vodafone-Panafon SA                               15,700                   122
  Commercial Bank of Greece SA                       4,800                   121
  Coca-Cola Hellenic Bottling Co. SA                 4,900                   102
  Titan Cement Co. SA                                2,400                    98
  ASM Pacific Technology Ltd.                       16,500                    72
  Viohalco, Hellenic Copper & Aluminum Industry SA   9,400                    61
  Hellenic Petroleum SA                              6,700                    59
  Intracom SA                                        7,700                    52
  Hellenic Duty Free Shops SA                        2,400                    47
  Technical Olympic SA                               8,000                    43
  Folli-Follie SA                                    1,400                    39
  Hellenic Technodomiki Tev SA                       4,230                    27
  Aluminum of Greece SA                                970                    20
                                                                   -------------
                                                                   $       2,735
                                                                   -------------

HONG KONG (1.6%)
  Hutchison Whampoa Ltd.                           172,512                 1,272
  Cheung Kong Holdings Ltd.                        124,000                   986
  Sun Hung Kai Properties Ltd.                     107,064                   886
  Hang Seng Bank Ltd.                               62,643                   823
  CLP Holdings Ltd.                                141,732                   675
  Hong Kong & China Gas Co., Ltd.                  323,177                   493
  Swire Pacific Ltd. A Shares                       79,798                   492
  Hong Kong Electric Holdings Ltd.                 112,500                   445
  Boc Hong Kong Holdings Ltd.                      206,500                   388
  Bank of East Asia Ltd.                           105,400                   324

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Henderson Land Development Co. Ltd.               64,006         $         283
  Wharf Holdings Ltd.                              100,215                   278
  Li & Fung Ltd.                                   131,850                   226
  Hong Kong Exchanges & Clearing Ltd.               79,000                   171
  Cathay Pacific Airways Ltd.                       83,170                   158
  Johnson Electric Holdings Ltd.                   121,498                   155
  Esprit Holdings Ltd.                              42,072                   140
* PCCW Ltd.                                        212,000                   138
  Yue Yuen Industrial (Holdings) Ltd.               46,000                   127
  Hang Lung Properties Ltd.                         96,500                   124
  MTR Corp.                                         93,000                   123
  Television Broadcasts Ltd.                        23,000                   116
  Cheung Kong Infrastructure Holdings Ltd.          46,000                   103
  Hysan Development Co., Ltd.                       64,000                    99
  New World Development Co., Ltd.                  115,000                    93
  Sino Land Co.                                    159,000                    91
  Techtronic Industries Co., Ltd.                   32,000                    89
  Hopewell Holdings Ltd.                            43,000                    66
  Shangri-La Asia Ltd.                              68,078                    64
  Giordano International Ltd.                      129,000                    60
  SCMP Group Ltd.                                   79,863                    35
  Texwinca Holdings Ltd.                            36,000                    26
* Hopewell Highway Infrastructure
    Warrants Exp. 8/5/2006                           4,300                     1
                                                                   -------------
                                                                   $       9,550
                                                                   -------------

IRELAND (0.8%)
  Bank of Ireland                                   81,237                 1,108
* Allied Irish Banks PLC                            68,371                 1,095
* CRH PLC                                           43,372                   891
  Riunione Adriatica di Sicurta SpA                 24,323                   414
  Alleanza Assicurazioni SpA                        37,542                   411
  Irish Life & Permanent PLC                        21,533                   348
* Elan Corp. PLC                                    32,401                   223
* Ryanair Holdings PLC                              16,819                   140
  Kerry Group PLC A Shares                           9,405                   177
* Independent News & Media PLC                      45,298                   107
* Grafton Group PLC                                 13,538                    93
  DCC PLC                                            6,580                    90
* Greencore Group PLC                               13,017                    58
  Fyffes PLC                                        21,558                    45
* Waterford Wedgewood PLC                           38,659                    11
                                                                   -------------
                                                                   $       5,211
                                                                   -------------

ITALY (3.7%)
  ENI SpA                                          216,647                 4,088
* Telecom Italia SpA                               764,636                 2,267
  Assicurazioni Generali SpA                        79,951                 2,118
  Unicredito Italiano SpA                          314,738                 1,699
  Telecom Italia Mobile SpA                        304,485                 1,655
  ENEL SpA                                         202,050                 1,374
  Banca Intesa SpA                                 293,590                 1,148
  San Paolo-IMI SpA                                 83,981                 1,095
* Telecom Italia SpA RNC                           465,007                   947
  Mediaset SpA                                      47,088                   559
  Banco Popolare di Verona e Novara Scrl            28,842                   488
* Banche Popolari Unite Scrl                        25,700                   466
  Mediobanca Banca di Credito
    Finanziaria SpA                                 36,739                   399
  Finmeccanica SpA                                 503,735                   395
  Snam Rete Gas SpA                                 69,983                   297
* Capitalia SpA                                     99,026                   290
* Banca Nazionale del Lavoro (BNL)                 116,877                   279
  Banca Monte dei Paschi di Siena SpA               86,426                   273
* Autostrade SpA                                    15,200                   267
* Seat Pagine Gialle SpA                           270,700                   258
* Fiat SpA                                          32,978                   253
  Banca Intesa SpA Non Convertible Risp             80,442                   230
  Banca Popolare di Milano SpA                      30,380                   199
  Luxottica Group SpA                               10,687                   185
  Mediolanum SpA                                    21,792                   172
  Pirelli & C. Accomandita per Azioni              155,820                   159
  Banca Fideuram SpA                                25,758                   153
* Autogrill SpA                                      8,600                   123
* Tiscali SpA                                       13,670                    96
  Bulgari SpA                                       10,300                    95
  Mondadori (Arnoldo) Editore SpA                   10,600                    95
  Gruppo EditorialeL'Espresso SpA                   14,836                    92
* FinecoGroup SpA                                  126,087                    89
  Italcementi SpA                                    6,455                    81
* Telecom Italia SpA                               130,836                    65
  Snia SpA                                          21,912                    54
  Benetton Group SpA                                 4,600                    53
  Parmalat Finanziaria SpA                          34,147                     5
                                                                   -------------
                                                                   $      22,561
                                                                   -------------
JAPAN (20.5%)
Toyota Motor Corp.                                 217,000                 7,330
NTT DoCoMo, Inc.                                     1,406                 3,188
Canon, Inc.                                         67,000                 3,120
Honda Motor Co., Ltd.                               62,600                 2,780
Takeda Chemical Industries Ltd.                     67,800                 2,689
Mitsubishi Tokyo Financial Group Inc.                  324                 2,527

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Sony Corp.                                        70,300         $       2,434
  Nomura Holdings Inc.                             141,000                 2,401
  Matsushita Electric Industrial Co., Ltd.         167,034                 2,310
  Nissan Motor Co., Ltd.                           200,000                 2,284
  Nippon Telegraph and Telephone Corp.                 423                 2,041
  Tokyo Electric Power Co.                          92,100                 2,020
  Sumitomo Mitsui Financial Group, Inc.                300                 1,601
  Millea Holdings, Inc.                                120                 1,568
* Mizuho Financial Group, Inc.                         488                 1,480
  Hitachi Ltd.                                     230,000                 1,386
* UFJ Holdings Inc.                                    284                 1,365
  East Japan Railway Co.                               271                 1,277
  Fuji Photo Film Co., Ltd.                         37,000                 1,195
  Sharp Corp.                                       75,000                 1,183
  Shin-Etsu Chemical Co., Ltd.                      28,700                 1,173
  Chubu Electric Power Co.                          51,500                 1,074
  JFE Holdings, Inc.                                37,300                 1,018
  Rohm Co., Ltd.                                     8,600                 1,008
  Ricoh Co.                                         51,000                 1,006
  Seven Eleven Japan Co. Ltd.                       33,000                 1,001
  Kansai Electric Power Co., Inc.                   55,300                   969
  Murata Manufacturing Co., Ltd.                    17,800                   962
  Nippon Steel Corp.                               439,000                   942
  Ito-Yokado Co., Ltd.                              29,000                   912
  Tokyo Electron Ltd.                               11,900                   904
  Kao Corp.                                         44,000                   895
  NEC Corp.                                        119,400                   879
  Kyocera Corp.                                     13,100                   873
  Mitsubishi Corp.                                  81,000                   859
  Mitsui Sumitomo Insurance Co.                    100,880                   828
  Toshiba Corp.                                    215,000                   815
  Hoya Corp.                                         8,700                   799
  Denso Corp.                                       39,500                   778
  Yamanouchi Pharmaceuticals Co., Ltd.              24,700                   767
  Mitsui & Co., Ltd.                                94,000                   757
  Mitsubishi Estate Co., Ltd.                       79,000                   749
* Fujitsu Ltd.                                     126,000                   743
  Nintendo Co.                                       7,800                   728
  Tokyo Gas Co., Ltd.                              201,000                   716
  Bridgestone Corp.                                 52,000                   699
  Dai-Nippon Printing Co., Ltd.                     49,000                   688
  Fanuc Co., Ltd.                                   11,300                   677
  Nitto Denko Corp.                                 12,700                   675
  TDK Corp.                                          8,900                   641
  Daiwa Securities Group Inc.                       94,000                   639
  Mitsubishi Heavy Industries Ltd.                 228,000                   634
  Sanyo Electric Co., Ltd.                         121,000                   632
  Central Japan Railway Co.                             73                   631
  Aeon Co., Ltd.                                    18,600                   623
  Tohoku Electric Power Co.                         36,900                   612
  Kyushu Electric Power Co., Inc.                   35,200                   605
  Secom Co., Ltd.                                   16,000                   597
  Nikko Securities Co., Ltd.                       105,000                   585
  Mitsubishi Electric Corp.                        140,000                   581
  SMC Corp.                                          4,400                   548
  Sankyo Co., Ltd.                                  28,900                   543
  Asahi Kasei Corp.                                 99,000                   538
  Keyence Corp.                                      2,510                   529
  Orix Corp.                                         6,300                   521
  Nippon Oil Corp.                                 101,000                   515
  Komatsu Ltd.                                      80,000                   508
  Ajinomoto Co., Inc.                               44,000                   506
  Mitsui Fudosan Co., Ltd.                          56,000                   506
  Sompo Japan Insurance Inc.                        60,000                   493
  Asahi Glass Co., Ltd.                             60,000                   493
  Softbank Corp.                                    15,900                   487
  Kirin Brewery Co., Ltd.                           57,000                   486
  Eisai Co., Ltd.                                   17,600                   475
  Sumitomo Trust & Banking Co., Ltd.                78,000                   459
  Toppan Printing Co., Ltd.                         44,000                   458
  Fujisawa Pharmaceutical Co., Ltd.                 21,200                   452
* Resona Holdings Inc.                             358,000                   451
  Shionogi & Co., Ltd.                              24,000                   447
  Konica Minolta Holdings, Inc.                     32,000                   430
  Sumitomo Electric Industries Ltd.                 48,000                   429
  Osaka Gas Co., Ltd.                              158,000                   428
  Sumitomo Corp.                                    57,000                   425
  Sekisui House Ltd.                                41,000                   424
  Advantest Corp.                                    5,200                   412
  Japan Tobacco, Inc.                                   56                   410
  Tokyu Corp.                                       79,000                   405
  OJI Paper Co., Ltd.                               62,000                   400
  Tostem Inax Holding Corp.                         20,512                   396
  Toray Industries, Inc.                            94,000                   393
  Sumitomo Chemical Co.                             95,000                   392
  Yamato Transport Co., Ltd.                        33,000                   389
  NTT Data Corp.                                       102                   385
  Shizuoka Bank Ltd.                                51,000                   377
  Daiwa House Industry Co., Ltd.                    35,000                   372
  Olympus Corp.                                     17,000                   369
  Bank of Yokohama Ltd.                             79,000                   367
  Nippon Unipac Holding                                 71                   366
  Daiichi Pharmaceutical Co., Ltd.                  20,200                   364
  Itochu Corp.                                     107,000                   353
  West Japan Railway Co.                                89                   350
* Kinki Nippon Railway Co.                         116,190                   349
  Omron Corp.                                       17,200                   349

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Pioneer Corp.                                     12,600         $         348
  Daikin Industries Ltd.                            15,000                   346
  Marui Co., Ltd.                                   27,200                   343
  Shiseido Co., Ltd.                                28,000                   340
  Mitsubishi Chemical Corp.                        129,000                   336
  Kubota Corp.                                      81,000                   334
  Chugai Pharmaceutical Co., Ltd.                   22,300                   321
  Nippon Yusen Kabushiki Kaisha Co.                 70,000                   317
  JSR Corp.                                         14,000                   313
  Mitsui Osk Lines Ltd.                             63,000                   307
  Sumitomo Metal Mining Co.                         41,000                   304
  Promise Co., Ltd.                                  6,950                   303
  Nippon Express Co., Ltd.                          64,000                   302
* Nikon Corp.                                       20,000                   302
  Matsushita Electric Works, Ltd.                   33,000                   297
  Daido Life Insurance Co.                              96                   286
  Acom Co., Ltd.                                     6,050                   274
  Asahi Breweries Ltd.                              30,000                   273
  Terumo Corp.                                      14,000                   266
  Oriental Land Co., Ltd.                            4,300                   265
  Hirose Electric Co., Ltd.                          2,300                   264
  Credit Saison Co., Ltd.                           11,500                   260
  Nidec Corp.                                        2,700                   258
  Takefuji Corp.                                     5,460                   255
  Fast Retailing Co., Ltd.                           4,200                   255
  Yamaha Corp.                                      12,900                   253
  Mitsui Chemicals, Inc.                            43,000                   251
  Sumitomo Metal Industries Ltd.                   253,000                   250
  Yokogawa Electric Corp.                           17,000                   246
  Kuraray Co., Ltd.                                 29,000                   245
  Aiful Corp.                                        3,300                   241
* Mitsui Trust Holding Inc.                         43,100                   241
  Kajima Corp.                                      74,000                   240
  Taisei Corp.                                      64,000                   234
  Seiko Epson Corp.                                  5,000                   233
  Taisho Pharmaceutical Co.                         13,000                   232
  Stanley Electric Co.                              12,000                   232
  Sumitomo Realty & Development Co.                 25,000                   220
  Keio Electric Railway Co., Ltd.                   42,000                   218
  Daito Trust Construction Co., Ltd.                 7,200                   214
  Chiba Bank Ltd.                                   52,000                   213
  Yamada Denki Co., Ltd.                             6,300                   212
  Tobu Railway Co., Ltd.                            59,000                   211
  Ohbayashi Corp.                                   47,000                   210
  Trend Micro Inc.                                   7,500                   201
  Teijin Ltd.                                       68,000                   200
  Kawasaki Kisen Kaisha Ltd.                        40,000                   199
  Toto Ltd.                                         23,000                   195
  Konami Corp.                                       6,600                   192
  ToneGeneral Sekiyu K.K                            23,000                   190
  Joyo Bank Ltd.                                    58,000                   189
  Nissin Food Products Co., Ltd.                     7,500                   187
  Marubeni Corp.                                    97,000                   186
  Mabuchi Motor Co.                                  2,400                   185
  Citizen Watch Co., Ltd.                           20,000                   184
  Mitsui Mining & Smelting Co., Ltd.                44,000                   183
  Jafco Co., Ltd.                                    2,300                   181
  CSK Corp.                                          5,000                   181
  Keihin Electric Express Railway Co., Ltd.         30,000                   176
  Alps Electric Co., Ltd.                           12,000                   176
  Nomura Research Institute, Ltd.                    1,800                   176
  THK Co., Inc.                                      8,600                   175
  Lawson Inc.                                        5,000                   171
  Casio Computer Co.                                16,000                   169
  Showa Denko K.K                                   75,000                   169
  Bank of Fukuoka, Ltd.                             40,000                   168
  Uni-Charm Corp.                                    3,400                   167
  Kyowa Hakko Kogyo Co.                             26,000                   165
  NGK Insulators Ltd.                               22,000                   164
  77 Bank Ltd.                                      29,000                   163
  Sekisui Chemical Co.                              32,000                   163
  NTN Corp.                                         34,000                   162
  Fujikura Ltd.                                     27,000                   159
  Mitsubishi Rayon Co., Ltd.                        42,000                   158
  JGC Corp.                                         15,000                   156
  Gunma Bank Ltd.                                   35,000                   156
* Oki Electric Industry Co. Ltd.                    40,000                   156
  Yakult Honsha Co., Ltd.                           10,000                   156
  Taiheiyo Cement Corp.                             55,000                   156
  Isetan Co.                                        14,100                   155
  Toyo Seikan Kaisha Ltd.                           11,000                   154
  Furukawa Electric Co.                             45,000                   149
  Ushio Inc.                                         9,000                   149
  Kaneka Corp.                                      20,000                   149
  Shimizu Corp.                                     38,000                   145
  Takashimaya Co.                                   20,000                   143
  Hino Motors, Ltd.                                 20,000                   143
  Hitachi Chemical Co., Ltd.                         8,400                   141
  Oracle Corp. Japan                                 2,700                   140
  Japan Airlines System Co.                         52,000                   137
  Toho Co., Ltd.                                    10,700                   136
  Nippon Mining Holdings Inc.                       39,000                   136
  Amada Co., Ltd.                                   26,000                   135
  Minebea Co., Ltd.                                 26,000                   132
  Takara Holdings Inc.                              14,000                   131
* Mitsukoshi, Ltd.                                  32,000                   130
  Dowa Mining Co. Ltd.                              24,000                   129
  Nippon Meat Packers, Inc.                         13,000                   127

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Bandai Co., Ltd.                                   5,000         $         126
  Ishikawajima-Harima Heavy Industries Co.          88,000                   126
* Mitsubishi Materials Corp.                        81,000                   125
  Benesse Corp.                                      5,100                   124
  Skylark Co., Ltd.                                  7,500                   124
  Uny Co., Ltd.                                     12,000                   123
  Kawasaki Heavy Industries Ltd.                   100,000                   123
  Shimamura Co., Ltd.                                1,800                   122
  Onward Kashiyama Co., Ltd.                        10,000                   121
  Kamigumi Co., Ltd.                                17,000                   120
  Shimano, Inc.                                      5,800                   120
  Dai-Nippon Ink & Chemicals, Inc.                  63,000                   120
  Ube Industries Ltd.                               59,000                   118
  Taiyo Yuden Co., Ltd.                              9,000                   118
* All Nippon Airways Co., Ltd.                      47,000                   116
  Nisshin Seifun Group Inc.                         13,000                   116
  Toyoda Gosei Co., Ltd.                             4,000                   115
  World Co., Ltd.                                    3,600                   115
  FamilyMart Co., Ltd.                               5,000                   114
  Tosoh Corp.                                       34,000                   114
  NSK Ltd.                                          31,000                   113
  Denki Kagaku Kogyo K.K                            35,000                   113
  Sankyo Co., Ltd.                                   3,500                   111
  TIS Inc.                                           3,200                   108
  Meitec Corp.                                       2,800                   108
  House Foods Industry Corp.                         9,500                   108
  Dentsu Inc.                                           21                   106
  Daimaru, Inc.                                     19,000                   105
  NGK Spark Plug Co.                                13,000                   105
  Ebara Corp.                                       24,000                   104
  Fuji Electric Holdings Co., Ltd.                  46,000                   101
  Obic Co., Ltd.                                       500                   101
  Makita Corp.                                      10,000                   100
  Mitsubishi Gas Chemical Co.                       29,000                    99
  Yamaha Motor Co., Ltd.                             9,000                    98
  Nissan Chemical Industries, Ltd.                  11,000                    98
  Susuken Co., Ltd.                                  3,000                    97
  USS Co., Ltd.                                      1,370                    97
  The Suruga Bank, Ltd.                             15,000                    96
  Toyobo Ltd.                                       44,000                    96
* Sumitomo Heavy Industries Ltd.                    42,000                    95
  Showa Shell Sekiyu K.K                            11,500                    93
  Q.P. Corp.                                        11,200                    93
  Kikkoman Corp.                                    13,000                    92
  Net One Systems Co., Ltd.                             12                    92
  Fuji Television Network, Inc.                         17                    92
* Sega Corp.                                         9,600                    91
  Sumitomo Bakelite Co. Ltd.                        14,000                    91
  Yamazaki Baking Co., Ltd.                         11,000                    91
  Seino Transportation Co., Ltd.                    11,000                    91
* Hokugin Financial Group, Inc.                     66,000                    89
  Aoyama Trading Co., Ltd.                           4,500                    89
* Dai-Nippon Screen Manufacturing Co., Ltd.         13,000                    89
  Itochu Techno-Science Corp.                        2,800                    87
  Ito En, Ltd.                                       2,000                    86
  Nippon Sheet Glass Co., Ltd.                      29,000                    85
  Kurita Water Industries Ltd.                       7,000                    84
  Nippon Shokubai Co., Ltd.                         11,000                    83
  Central Glass Co., Ltd.                           13,000                    82
  Gunze Ltd.                                        18,000                    81
  Nichii Gakkan Co.                                  1,430                    81
  Aeon Credit Service Co. Ltd.                       1,870                    80
  Shimachu Co.                                       4,000                    79
  Mitsui Engineering & Shipbuilding Co., Ltd.       48,000                    79
  Meiji Seika Kaisha Ltd.                           19,000                    77
  Tokyo Style Co.                                    7,000                    76
  Teikoku Oil Co., Ltd.                             15,000                    75
  Daicel Chemical Industries Ltd.                   18,000                    74
  Komori Corp.                                       5,000                    74
  Asatsu-DK Inc.                                     2,800                    72
  Koyo Seiko Co., Ltd.                               7,000                    72
  Namco Ltd.                                         2,500                    69
  Mitsumi Electric Co., Ltd.                         6,200                    68
  Sanden Corp.                                      11,000                    68
  Toyo Suisan Kaisha, Ltd.                           6,000                    67
  Mitsubishi Logistics Corp.                         8,000                    67
  Nishimatsu Construction Co.                       20,000                    66
  Sumitomo Osaka Cement Co., Ltd.                   33,000                    65
* Comsys Holdings Corp.                             10,000                    64
  Okumura Corp.                                     15,000                    64
  Sapparo Holdings Ltd.                             23,000                    63
  Nippon Kayaku Co., Ltd.                           12,000                    59
  Wacoal Corp.                                       7,000                    58
  Coca-Cola West Japan Co. Ltd.                      2,900                    57
  Hitachi Cable Ltd.                                15,000                    56
  Meiji Dairies Corp.                               13,000                    56
  Nippon Sanso Corp.                                13,000                    55
  Hitachi Software Engineering Co., Ltd.             2,100                    54
  Hankyu Department Stores, Inc.                     8,000                    54
  Autobacs Seven Co., Ltd.                           2,200                    51
  Nisshinbo Industries, Inc.                         9,000                    50
* Ishihara Sangyo Kaisha Ltd.                       25,000                    50
  Bellsystem24, Inc.                                   240                    49
  Nichirei Corp.                                    15,000                    49
  Tokyo Broadcasting System, Inc.                    3,000                    48
  Kinden Corp.                                      10,000                    47
  Kokuyo Co., Ltd.                                   4,300                    47
  Toda Corp.                                        16,000                    45
  Aderans Co. Ltd.                                   2,800                    45
  Katokichi Co., Ltd.                                2,700                    44

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
* Anritsu Corp.                                      6,000         $          40
  Amano Corp.                                        5,000                    36
  Kaken Pharmaceutical Co.                           7,000                    35
  Ariake Japan Co., Ltd.                             1,100                    35
* Snow Brand Milk Products Co.                      12,000                    35
  Capcom Co., Ltd.                                   2,500                    31
  Saizeriya Co., Ltd.                                2,900                    29
* Kanebo Ltd.                                       28,000                    28
* Matsumotokiyoshi Co., Ltd. - When Issued           1,100                    25
  Matsumotokiyoshi Co., Ltd.                         1,100                    25
  Takuma Co., Ltd.                                   4,000                    22
                                                                   -------------
                                                                   $     126,297
                                                                   -------------
LUXEMBOURG (0.1%)
  Arcelor                                           29,338                   511

NETHERLANDS (5.5%)
  Royal Dutch Petroleum Co.                        173,736                 9,160
  ING Groep NV                                     146,906                 3,426
  Koninklijke (Royal) Philips Electronics NV       109,684                 3,203
  Unilever NV                                       47,591                 3,113
* ABN-AMRO Holding NV                              127,963                 2,994
* Aegon NV                                         112,997                 1,672
* Koninklijke KPN NV                               176,438                 1,362
  STMicroelectronics NV                             48,879                 1,326
  Akzo Nobel NV                                     22,575                   871
* ASML Holding NV                                   38,256                   759
* Koninklijke Ahold NV                              90,405                   689
  Reed Elsevier NV                                  53,079                   659
  TPG NV                                            27,443                   643
  Heineken NV                                       15,999                   609
  Verenigde Nederlandse Uitgeversbedrijven NV       18,539                   586
  European Aeronautic Defence and Space Co.         23,304                   554
  Wolters Kluwer NV                                 23,253                   364
  DSM NV                                             6,873                   338
* Koninklijke Numico NV                             12,019                   332
  Rodamco Europe NV                                  4,197                   244
  James Hardie Industries NV                        39,967                   207
  Euronext NV                                        7,724                   196
  Wereldhave NV                                      2,356                   176
* Qiagen NV                                         10,946                   134
* IHC Caland NV                                      2,264                   123
  Vedior NV                                          7,831                   122
  Koninklijke Vendex KBB NV                          7,459                   104
  Oce NV                                             6,587                   101
  Hagemeyer NV                                       6,827                    15
                                                                   -------------
                                                                   $      34,082
                                                                   -------------

NEW ZEALAND (0.2%)
  Telecom Corp. of New Zealand Ltd.                160,652                   566
  Sky City Entertainment Group Ltd.                 39,726                   120
  Contact Energy Ltd.                               27,315                    96
  Fletcher Building Ltd.                            34,487                    96
  Carter Holt Harvey Ltd.                           63,968                    79
  Auckland International Airport Ltd.               16,132                    74
  The Warehouse Group Ltd.                          13,360                    45
* Fletcher Challenge Forests Ltd. Pfd.              43,386                    39
  Fisher & Paykel Healthcare Corp. Ltd.              4,355                    36
  Fisher & Paykel Appliances Holdings Ltd.          14,260                    36
* Tower Ltd.                                        38,377                    31
* Sky Network Television, Ltd.                       8,195                    30
  Independent Newspapers Ltd.                        6,105                    21
  NGC Holdings, Ltd.                                12,944                    19
* Fletcher Challenge Forests Ltd.                    2,482                     2
                                                                   -------------
                                                                   $       1,290
                                                                   -------------
NORWAY (0.5%)
  Norsk Hydro ASA                                   11,492                   709
  Telenor ASA                                       63,326                   414
  Statoil ASA                                       36,570                   411
  DNB NOR ASA                                       60,480                   404
  Orkla ASA                                         15,120                   339
  Norske Skogindustrier ASA                          8,000                   153
* Storebrand ASA                                    16,000                   104
  Frontline Ltd.                                     3,610                    94
  Tomra Systems ASA                                 13,900                    84
* Tandberg ASA                                       9,400                    69
  Schibsted ASA                                      3,930                    68
* Aker Kvaerner ASA                                  1,837                    31
  Smedvig ASA A Shares                               3,320                    25
                                                                   -------------
                                                                   $       2,905
                                                                   -------------

PORTUGAL (0.4%)
  Portugal Telecom SGPS SA                          77,909                   784
  Electricidade de Portugal SA                     143,086                   377
  Banco Comercial Portugues SA                     167,852                   375
  Banco Espirito Santo SA                            9,181                   151
  Brisa-Auto Estradas de Portugal SA                17,975                   120
  Banco BPI SA                                      31,375                   116
* PT Multimedia-Servicos de Telecomunicacoes e
    Multimedia, SGPS, SA                             4,325                    84

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
* Sonae SGPS SA                                     80,058         $          67
  Cimpor-Cimento de Portugal SA                     12,366                    64
* Jeronimo Martins & Filho, SGPS, SA                 2,748                    36
                                                                   -------------
                                                                   $       2,174
                                                                   -------------
SINGAPORE (0.8%)
  DBS Group Holdings Ltd.                           88,082                   762
  United Overseas Bank Ltd.                         93,504                   727
  Singapore Telecommunications Ltd.                507,900                   586
  Oversea-Chinese Banking Corp., Ltd.               78,650                   560
  Singapore Press Holdings Ltd.                     28,000                   312
  Singapore Airlines Ltd.                           41,751                   275
  Venture Corp. Ltd.                                17,000                   200
  Keppel Corp., Ltd.                                40,000                   144
  City Developments Ltd.                            37,000                   132
  Singapore Technologies Engineering Ltd.          100,906                   121
* Neptune Orient Lines Ltd.                         88,000                   112
  Fraser & Neave Ltd.                               14,130                   105
* Chartered Semiconductor Manufacturing Ltd.        90,398                    92
  Capitaland Ltd.                                   95,000                    87
  Singapore Exchange Ltd.                           79,000                    79
  ComfortDelgro Corp Ltd.                          110,000                    53
  United Overseas Land Ltd.                         45,000                    51
  Creative Technology Ltd.                           4,450                    47
  Allgreen Properties Ltd.                          65,000                    43
  Sembcorp Industries Ltd.                          56,000                    42
  SembCorp Marine Ltd.                              68,000                    40
  Singapore Land Ltd.                               16,000                    37
* ST Assembly Test Services Ltd.                    30,000                    37
  Sembcorp Logistics Ltd.                           28,000                    33
  Singapore Post Ltd.                               77,000                    32
* Datacraft Asia Ltd.                               25,000                    32
  Keppel Land Ltd.                                  29,000                    27
  Jardine Cycle N Carriage Ltd.                      7,037                    24
  Wing Tai Holdings Ltd.                            25,000                    12
  Parkway Holdings Ltd.                             20,000                    11
  SMRT Corp. Ltd.                                   25,000                     9
  Overseas Union Enterprise Ltd.                     2,000                     8
                                                                   -------------
                                                                   $       4,832
                                                                   -------------

SPAIN (3.6%)
* Telefonica SA                                    374,393                 5,497
  Banco Santander Central Hispano SA               358,370                 4,245
  Banco Bilbao Vizcaya Argentaria SA               251,763                 3,477
  Repsol-YPF SA                                     75,638                 1,475
  Endesa SA                                         74,193                 1,427
  Iberdrola SA                                      63,485                 1,255
  Banco Popular Espanol SA                          12,727                   759
  Altadis SA                                        22,927                   651
  Gas Natural SDG SA                                16,209                   379
  ACS, Actividades de Construccion y Servicios, SA   7,648                   373
  Industria de Diseno Textil SA                     17,704                   360
  Abertis Infraestructuras SA                       19,974                   302
  Union Fenosa SA                                   14,696                   276
  Acerinox SA                                        3,820                   180
  Grupo Ferrovial, SA                                4,984                   175
  Fomento de Construc y Contra SA                    3,820                   141
  Acciona SA                                         2,144                   130
  Sacyr Vallehermoso SA                              8,461                   128
  Amadeus Global Travel Distribution SA             18,872                   123
  Indra Sistemas, SA                                 9,069                   116
* Zeltia SA                                         14,509                   102
  Promotora de Informaciones SA                      6,947                   101
  Corporacion Mapfre SA                              6,152                    87
  Telefonica Publicidad e Informacion, SA           14,486                    79
* NH Hoteles SA                                      6,197                    71
  Sociedad General de Aguas de Barcelona SA          4,442                    66
* Antena 3 Television                                1,199                    53
                                                                   -------------
                                                                   $      22,028
                                                                   -------------
SWEDEN (2.2%)
* Telefonaktiebolaget LM
    Ericsson AB Class B                          1,212,162                 2,173
  Nordea AB                                        195,674                 1,469
  Hennes & Mauritz AB B Shares                      38,265                   909
  Svenska Handelsbanken AB A Shares                 43,770                   894
  TeliaSonera AB                                   136,643                   714
  Sandvik AB                                        18,283                   630
  Svenska Cellulosa AB B Shares                     15,010                   613
  Volvo AB B Shares                                 18,770                   574
  Skandinaviska Enskilda Banken AB A Shares         38,324                   565
  Electrolux AB Series B                            23,936                   526
* Tele2 AB B Shares                                  7,696                   411
  Securitas AB B Shares                             24,340                   328
  Atlas Copco AB A Shares                            9,000                   322
  Swedish Match AB                                  28,831                   295
  Skanska AB B Shares                               32,176                   284
  Assa Abloy AB                                     23,800                   283
  Skandia Forsakrings AB                            66,500                   242
  Volvo AB A Shares                                  8,152                   239
  SKF AB B Shares                                    6,070                   235
  Atlas Copco AB B Shares                            5,330                   174
  Eniro AB                                          14,400                   138
  Holmen AB                                          3,800                   135

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Getinge AB-B Shares                               13,600         $         130
  Drott AB B Shares                                  6,870                   130
  Gambro AB A Shares                                15,600                   129
  Castellum AB                                       4,600                   109
  Svenskt Stal AB A Shares                           5,730                   102
  Trelleborg AB B Shares                             6,220                   101
* Modern Times Group AB                              4,600                    97
  SKF AB A Shares                                    2,260                    88
  Svenska Handelsbanken AB B Shares                  4,390                    87
  Alfa Laval AB                                      4,900                    75
  Billerud Aktiebolag                                4,600                    69
* SAS AB                                             5,875                    56
  OM HEX AB                                          4,260                    53
  Gambro AB B Shares                                 6,200                    51
  Hoganas AB B Shares                                2,300                    49
* WM-Data AB Class B                                19,000                    41
  Axfood AB                                          1,550                    36
  Svenskt Stal AB                                      580                    10
                                                                   -------------
                                                                   $      13,566
                                                                   -------------
SWITZERLAND (7.2%)
  Novartis AG (Registered)                         196,856                 8,938
  Nestle SA (Registered)                            33,595                 8,394
  UBS AG                                            97,185                 6,656
  Roche Holdings AG                                 58,430                 5,894
  Credit Suisse Group (Registered)                  99,520                 3,641
  Swiss Re (Registered)                             26,947                 1,819
  Zurich Financial Services AG                      12,037                 1,732
  Cie. Financiere Richemont AG                      41,555                   998
  Swisscom AG                                        2,116                   698
* ABB Ltd.                                         136,011                   690
  Adecco SA (Registered)                            10,400                   669
  Holcim Ltd. (Registered)                          11,981                   558
* CIBA Specialty Chemicals AG (Registered)           5,364                   415
  Serono SA Class B                                    562                   401
  Roche Holdings AG (Bearer)                         2,834                   393
  Synthes-Stratec Inc.                                 342                   338
  Swatch Group AG (Bearer)                           2,602                   312
  Givaudan SA                                          557                   289
  SGS Societe Generale de Surveillance
    Holding SA (Registered)                            335                   210
  Lonza AG (Registered)                              3,101                   178
* Clariant AG                                       11,804                   174
  Nobel Biocare Holding AG                           1,650                   161
* Logitech International SA                          3,666                   159
  Geberit AG                                           314                   154
  Swatch Group AG (Registered)                       5,145                   123
* Schindler Holding AG (Ptg. Ctf.)                     445                   109
  Unaxis Holding AG                                    722                   102
  Kuoni Reisen Holding AG (Registered)                 254                    85
  Sulzer AG (Registered)                               306                    82
* Kudelski SA                                        2,391                    79
  Valora Holding AG                                    246                    61
                                                                   -------------
                                                                   $      44,512
                                                                   -------------
UNITED KINGDOM (25.9%)
  BP PLC                                         1,813,782                14,709
* HSBC Holdings PLC                                920,592                14,469
  Vodafone Group PLC                             5,781,563                14,335
  GlaxoSmithKline PLC                              506,132                11,598
  Royal Bank of Scotland Group PLC                 239,835                 7,067
  AstraZeneca Group PLC                            146,323                 7,020
  Shell Transport & Trading Co. PLC                830,211                 6,175
  Barclays PLC                                     560,750                 5,002
  HBOS PLC                                         327,958                 4,248
  Lloyds TSB Group PLC                             479,463                 3,845
  Diageo PLC                                       264,127                 3,475
  Tesco PLC                                        624,878                 2,883
  BT Group PLC                                     744,360                 2,508
  Rio Tinto PLC                                     88,746                 2,451
  Unilever PLC                                     237,965                 2,218
  National Grid Transco PLC                        267,332                 1,915
  British American Tobacco PLC                     131,532                 1,813
  BHP Billiton PLC                                 205,114                 1,792
  Aviva PLC                                        188,395                 1,653
  BG Group PLC                                     292,608                 1,502
  Prudential PLC                                   167,426                 1,415
  Centrica PLC                                     354,130                 1,338
* British Sky Broadcasting Group PLC               104,779                 1,319
  Cadbury Schweppes PLC                            171,030                 1,256
  Compass Group PLC                                179,909                 1,224
  Imperial Tobacco Group PLC                        60,433                 1,190
  GUS PLC                                           83,682                 1,159
  Reckitt Benckiser PLC                             49,860                 1,128
  Marks & Spencer Group PLC                        195,032                 1,009
  Legal & General Group PLC                        543,503                   975
  ScottishPower PLC                                144,603                   964
  Kingfisher PLC                                   191,338                   954
  Reed Elsevier PLC                                105,448                   882
  WPP Group PLC                                     87,850                   863
  Scottish & Southern Energy PLC                    71,158                   857
  Boots Group PLC                                   66,591                   824
  BAA PLC                                           88,858                   789
  BAE Systems PLC                                  256,961                   774
  Amersham PLC                                      55,780                   764
  Pearson PLC                                       66,401                   739
  Land Securities Group PLC                         38,756                   688
  SABMiller PLC                                     66,267                   687

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  J. Sainsbury PLC                                 121,806         $         682
  Wolseley PLC                                      47,248                   668
  Smith & Nephew PLC                                77,254                   649
  BOC Group PLC                                     41,739                   638
  InterContinental Hotels Group PLC                 60,235                   570
  Man Group PLC                                     21,755                   569
  Carnival PLC                                      14,011                   565
  3i Group PLC                                      48,105                   532
  Rentokil Initial PLC                             155,709                   530
  Hilton Group PLC                                 130,884                   527
  Smiths Group PLC                                  44,435                   526
  Reuters Group PLC                                118,841                   500
  Granada PLC                                      216,871                   474
  Cable and Wireless PLC                           191,262                   457
  Hanson Building Materials PLC                     61,778                   454
  Next PLC                                          22,452                   451
  Scottish & Newcastle PLC                          64,315                   435
  Safeway PLC                                       83,432                   424
  British Land Co., PLC                             39,204                   410
  Amvescap PLC                                      56,290                   409
  United Utilities PLC                              43,994                   390
  Severn Trent PLC                                  29,078                   390
  Rolls-Royce Group PLC                            122,351                   388
  Dixons Group PLC                                 153,404                   382
  Royal & Sun Alliance Insurance Group PLC         232,340                   367
  Imperial Chemical Industries PLC                  96,508                   344
  Rexam PLC                                         44,102                   338
  Whitbread PLC                                     25,165                   324
  Exel PLC                                          24,401                   323
  Emap PLC                                          20,815                   319
  Friends Provident PLC                            134,935                   319
  Johnson Matthey PLC                               17,675                   310
  The Sage Group PLC                                98,409                   310
  Daily Mail and General Trust                      25,836                   305
  Tomkins PLC                                       63,096                   302
  Slough Estates PLC                                37,841                   298
  Hays PLC                                         138,406                   297
  GKN PLC                                           61,845                   296
  Liberty International PLC                         23,199                   283
  Hammerson PLC                                     24,205                   281
  Bunzl PLC                                         36,621                   280
  LogicaCMG PLC                                     60,863                   279
  Signet Group PLC                                 148,365                   274
  RMC Group PLC                                     21,744                   272
  William Hill PLC                                  34,668                   265
  Kelda Group PLC                                   30,905                   259
  Enterprise Inns PLC                               14,135                   257
  BPB PLC                                           41,199                   256
  Capita Group PLC                                  57,204                   249
  Provident Financial PLC                           21,269                   248
  Rank Group PLC                                    48,172                   241
  The Peninsular & Oriental Steam
    Navigation Co.                                  57,532                   237
  United Business Media PLC                         26,403                   232
  Taylor Woodrow PLC                                47,768                   228
  Carlton Communications PLC                        53,799                   222
  Electrocomponents PLC                             36,965                   215
  Persimmon PLC                                     21,821                   210
  Kesa Electricals PLC                              45,320                   209
  Brambles Industries PLC                           56,129                   204
  Yell Group PLC                                    37,358                   204
* International Power PLC                           91,466                   202
  Associated British Ports Holdings PLC             24,730                   199
* Canary Wharf Group PLC                            40,766                   195
  Tate & Lyle PLC                                   34,861                   194
* ARM Holdings PLC                                  83,466                   192
* George Wimpey PLC                                 28,691                   192
  EMI Group PLC                                     66,627                   189
* British Airways PLC                               45,312                   189
  Alliance Unichem PLC                              20,114                   187
  Mitchells & Butlers PLC                           44,660                   180
  Barratt Developments PLC                          18,327                   178
  Misys PLC                                         46,192                   175
  Cobham PLC                                         8,315                   174
  IMI PLC                                           27,366                   165
  Aegis Group PLC                                   89,499                   158
  FirstGroup PLC                                    31,833                   156
* Celltech Group PLC                                22,810                   154
  The Berkeley Group PLC                             9,458                   149
  BBA Group PLC                                     32,803                   147
  Close Brothers Group PLC                          11,081                   146
  Cattles PLC                                       24,169                   145
  Pilkington PLC                                    83,735                   144
  United Utilities PLC                              25,326                   138
  Balfour Beatty PLC                                35,238                   138
  MFI Furniture Group PLC                           43,698                   118
  Schroders PLC                                      9,729                   110
  Stagecoach Group PLC                              78,315                   110
  Amec PLC                                          23,276                   108
  Serco Group PLC                                   34,984                   108
* Invensys PLC                                     303,905                    99
  The Davis Service Group PLC                       13,854                    93
  SSL International PLC                             15,601                    92
  Great Portland Estates PLC                        21,249                    89
  FKI PLC                                           45,877                    88
* HHG PLC                                          116,391                    84
  De La Rue Group PLC                               15,481                    77
  Securicor PLC                                     41,981                    72

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Novar PLC                                         28,502         $          70
  ScottishPower PLC ADR                              2,320                    63
  Aggreko PLC                                       21,868                    60
                                                                   -------------
                                                                   $     159,880
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $564,540)                                $     607,547
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.5%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
  0.98%, 1/2/2004                                  $   748                   748
  0.99%, 1/2/2004--Note E                            2,520                 2,520
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,268)                     $       3,268
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.2%)(Cost $567,808)                           $     610,815
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
--------------------------------------------------------------------------------
Receivables for Capital Shares Sold                                      23,118
Other Assets--Note B                                                      1,206
Payables for Investment Securities Purchased                            (16,016)
Other Liabilities--Note E                                                (3,180)
                                                                   -------------
                                                                   $       5,128
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $    615,943
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                    $    647,034
Undistributed Net Investment Income                                          21
Accumulated Net Realized Losses                                         (74,226)
Unrealized Appreciation
Investment Securities                                                    43,007
Foreign Currencies                                                          107
--------------------------------------------------------------------------------
NET ASSETS                                                         $    615,943
================================================================================
Investor Shares--Net Assets
Applicable to 58,616,474 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $    513,759
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                        $       8.76
================================================================================
Institutional Shares--Net Assets
Applicable to 11,654,507 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                      $    102,184
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                   $       8.77
================================================================================
See Note C in Notes to Financial Statements for the tax- basis components of net assets.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

F870 022004


ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES.

AUDIT FEES OF THE REGISTRANT
Fiscal Year Ended December 31, 2003: $83,000
Fiscal Year Ended December 31, 2002: $60,000

AGGREGATE AUDIT FEES OF REGISTERED INVESTMENT COMPANIES IN THE VANGUARD GROUP Fiscal Year Ended December 31, 2003: $1,660,800
Fiscal Year Ended December 31, 2002: $1,620,200

(B) AUDIT-RELATED FEES.

Fiscal Year Ended December 31, 2003: $324,460
Fiscal Year Ended December 31, 2002: $420,280
Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(C) TAX FEES.

Fiscal Year Ended December 31, 2003: $409,900
Fiscal Year Ended December 31, 2002: $103,200
Includes fees billed in connection with compliance, planning, and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income, excise, and stamp taxes.

(D) ALL OTHER FEES.

Fiscal Year Ended December 31, 2003: $31,000
Fiscal Year Ended December 31, 2002: $367,500
Includes fees billed in connection with benefit plans and statements, risk management, privacy matters, educational training materials, and other business advisory services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(E) (1) PRE-APPROVAL POLICIES. The policy of the Registrant's Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and permitted non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant's independence.
     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant's independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant's independence.
     The Registrant's Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant's fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant's engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(G) AGGREGATE NON-AUDIT FEES.

Fiscal Year Ended December 31, 2003: $440,900
Fiscal Year Ended December 31, 2002: $470,700
Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant's independence.


ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) Code of Ethics
         (b) Certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD TAX-MANAGED FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD TAX-MANAGED FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

      VANGUARD TAX-MANAGED FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: February 20, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.